UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

150 Social Hall Avenue 4th Floor Salt Lake City, Utah	84111
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value

	COMMON STOCKS 96.8%

	Airlines 2.0%
207,549	Allegiant Travel Co.	$10,273,676

	Apparel, Accessories & Luxury Goods 0.9%
1,953,497	Ports Design Ltd. (China)	4,637,797

	Application Software 2.7%
140,944	ANSYS, Inc.*	7,705,409
220,550	Tyler Technologies, Inc.*	5,906,329

		13,611,738

	Asset Management & Custody Banks 5.0%
104,999	Affiliated Managers Group, Inc.*	10,652,148
429,109	SEI Investments Co.	9,659,244
202,541	Solar Capital Ltd.	5,000,737

		25,312,129

	Automotive Retail 4.4%
432,453	Monro Muffler Brake, Inc.	16,126,172
94,459	O’Reilly Automotive, Inc.*	6,188,009

		22,314,181

	Commercial Printing 0.8%
481,978	InnerWorkings, Inc.*	4,019,697

	Communications Equipment 0.8%
193,425	Blue Coat Systems, Inc.*	4,228,271

	Consumer Finance 5.9%
750,553	Dollar Financial Corp.*	16,249,472
277,500	First Cash Financial Services, Inc.*	11,652,225
135,000	Mahindra & Mahindra Financial Services Ltd. (India)	1,880,964

		29,782,661

	Data Processing & Outsourced Services 2.8%
152,184	Alliance Data Systems Corp.*	14,315,949

	Distributors 5.0%
611,725	LKQ Corp.*	15,959,905
321,199	Pool Corp.	9,574,942

		25,534,847

	Diversified Banks 1.6%
1,152,440	Yes Bank Ltd. (India)	8,056,739

	Diversified Support Services 6.4%
604,567	Copart, Inc.*	28,172,822
7,945	Higher One Holdings, Inc.*	149,419
158,871	LPS Brasil-Consultoria de Imoveis S.A. (Brazil)	3,870,679

		32,192,920

	Electrical Components & Equipment 2.1%
158,270	Polypore International, Inc.*	10,737,037

	Environmental & Facilities Services 3.4%
185,395	Tetra Tech, Inc.*	4,171,388
412,395	Waste Connections, Inc.	13,085,293

		17,256,681

	Health Care Distributors 2.4%
438,307	PSS World Medical, Inc.*	12,276,979

	Health Care Facilities 2.1%
489,009	Emeritus Corp.*	10,391,441

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Health Care Services 3.8%
88,172	Catalyst Health Solutions, Inc.*	$4,921,761
198,584	MEDNAX, Inc.*	14,335,779

		19,257,540

	Home Improvement Retail 0.8%
154,025	Lumber Liquidators Holdings, Inc.*	3,912,235

	Homefurnishing Retail 2.3%
417,507	Aaron’s, Inc.	11,798,748

	Industrial Machinery 4.8%
130,720	Graco, Inc.	6,622,275
384,385	IDEX Corp.	17,624,052

		24,246,327

	Internet Software & Services 0.9%
192,051	DealerTrack Holdings, Inc.*	4,407,570

	IT Consulting & Other Services 1.2%
84,025	Cognizant Technology Solutions Corp., Class A*	6,162,394

	Leisure Facilities 3.2%
400,023	Life Time Fitness, Inc.*	15,964,918

	Life Sciences Tools & Services 2.4%
278,130	ICON plc ADR* (Ireland)	6,552,743
68,040	Techne Corp.	5,672,495

		12,225,238

	Oil & Gas Equipment & Services 1.4%
103,545	Dril-Quip, Inc.*	7,023,457

	Oil & Gas Exploration & Production 1.9%
387,905	Petrohawk Energy Corp.*	9,569,616

	Personal Products 4.0%
348,527	Herbalife Ltd.	20,089,096

	Real Estate Services 1.0%
694,982	China Real Estate Information Corp., ADR* (China)	4,962,171

	Regional Banks 1.6%
7,941,426	City Union Bank Ltd. (India)	7,966,695

	Research & Consulting Services 2.9%
67,280	Corporate Executive Board Co. (The)	2,936,772
262,493	CRA International, Inc.*	7,110,935
405,052	Resources Connection, Inc.	4,876,826

		14,924,533

	Semiconductors 5.9%
133,940	Hittite Microwave Corp.*	8,292,225
387,065	Melexis N.V. (Belgium)	7,088,103
378,644	Micrel, Inc.	4,006,054
108,525	Power Integrations, Inc.	4,170,616
151,643	Silicon Laboratories, Inc.*	6,256,790

		29,813,788

	Specialized Finance 5.4%
40,264	Crisil Ltd. (India)	6,268,221
344,680	MSCI, Inc., Class A*	12,987,543
97,185	Portfolio Recovery Associates, Inc.*	8,240,316

		27,496,080

	Specialty Stores 1.5%
180,640	Hibbett Sports, Inc.*	7,353,854

	Trading Companies & Distributors 2.4%
147,472	MSC Industrial Direct Co., Inc., Class A	9,778,868
143,605	Rush Enterprises, Inc., Class B*	2,312,041

		12,090,909

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Trucking 1.1%
143,982	Old Dominion Freight Line, Inc.*	$5,370,529

	Total Common Stocks (cost $322,221,957)	489,578,441

	PREFERRED STOCKS 1.0%

	Regional Banks 1.0%
797,675	Banco Daycoval S.A. Pfd. (Brazil)	5,011,999

	Total Preferred Stocks (cost $5,303,460)	5,011,999

	RIGHTS 0.0%

	Diversified Support Services 0.0%
1,921	LPS Brasil-Consultoria de Imoveis S.A.*** (Brazil)	—

	Total Rights (cost $—)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.3%

	Repurchase Agreement 2.3%
$11,724,496	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $12,190,000 of United States Treasury Notes 2.625% due 8/15/20; value: $11,961,438; repurchase proceeds: $11,724,499 (cost $11,724,496)	$11,724,496

	Total Short-Term Investments (cost $11,724,496)	11,724,496

	Total Investments (cost $339,249,913) 100.1%§	506,314,936
	Liabilities less Other Assets (0.1%)	(730,675)

	NET ASSETS 100.0%	$505,584,261

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 7.10%.

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	1.4
Brazil	1.8
China	2.0
India	4.9
Ireland	1.3
United States	88.6

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 86.9%

	Aerospace & Defense 1.1%
3,075	Bharat Electronics Ltd. (India)	$111,383

	Air Freight & Logistics 1.2%
3,700	Blue Dart Express Ltd. (India)	117,781

	Apparel, Accessories & Luxury Goods 4.5%
3,455	Page Industries Ltd. (India)	146,849
23,300	Titan Industries Ltd. (India)	111,658
10,855	V.I.P Industries Ltd. (India)	186,246

		444,753

	Application Software 1.2%
2,290	Oracle Financial Services Software Ltd.* (India)	118,038

	Auto Parts & Equipment 4.5%
1,070	Bosch Ltd. (India)	164,145
32,930	Exide Industries Ltd. (India)	119,537
6,735	WABCO-TVS India Ltd. (India)	159,733

		443,415

	Automobile Manufacturers 1.2%
7,865	Mahindra & Mahindra Ltd. (India)	123,477

	Building Products 1.2%
28,690	Sintex Industries Ltd. (India)	116,558

	Cable & Satellite 1.5%
73,155	Dish TV India Ltd.* (India)	144,170

	Commodity Chemicals 3.6%
50,510	Berger Paints India Ltd. (India)	112,915
10,335	Castrol India Ltd. (India)	121,813
5,905	Kansai Nerolac Paints Ltd. (India)	119,098

		353,826

	Construction & Farm Machinery & Heavy Trucks 1.2%
4,025	Eicher Motors Ltd. (India)	117,326

	Consumer Finance 3.0%
12,920	Mahindra & Mahindra Financial Services Ltd. (India)	180,015
8,245	Shriram Transport Finance Co., Ltd. (India)	114,076

		294,091

	Diversified Banks 4.8%
6,015	Bank of Baroda (India)	118,331
206,680	South Indian Bank Ltd. (India)	110,807
35,040	Yes Bank Ltd. (India)	244,965

		474,103

	Diversified Chemicals 2.8%
8,405	BASF India Ltd. (India)	112,518
45,515	Pidilite Industries Ltd. (India)	168,502

		281,020

	Diversified Metals & Mining 1.2%
39,040	Hindustan Zinc Ltd. (India)	119,755

	Electrical Components & Equipment 1.2%
19,965	Crompton Greaves Ltd. (India)	115,913

	Fertilizers & Agricultural Chemicals 1.0%
2,765	Rallis India Ltd. (India)	95,378

	Footwear 2.2%
16,000	Bata India Ltd. (India)	218,012

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Gas Utilities 3.0%
10,140	Gujarat Gas Co., Ltd. (India)	$88,559
24,920	Indraprastha Gas Ltd. (India)	212,244

		300,803

	Industrial Machinery 4.8%
13,860	AIA Engineering Ltd. (India)	115,121
4,495	FAG Bearings India Ltd. (India)	119,569
8,065	SKF India Ltd. (India)	123,395
8,560	Thermax Ltd. (India)	113,629

		471,714

	Internet Software & Services 1.2%
7,175	Info Edge India Ltd. (India)	116,290

	IT Consulting & Other Services 5.7%
4,740	CMC Ltd. (India)	120,031
4,415	Cognizant Technology Solutions Corp., Class A*	323,796
1,845	Infosys Ltd. (India)	120,065

		563,892

	Life Sciences Tools & Services 1.4%
7,580	Divi’s Laboratories Ltd. (India)	133,766

	Oil & Gas Exploration & Production 0.5%
7,655	Selan Exploration Technology Ltd. (India)	48,357

	Packaged Foods & Meats 4.3%
3,270	GlaxoSmithKline Consumer Healthcare Ltd. (India)	177,389
1,310	Nestle India Ltd. (India)	120,757
8,815	Zydus Wellness Ltd. (India)	122,055

		420,201

	Personal Products 4.4%
3,935	Colgate-Palmolive India Ltd. (India)	86,961
50,720	Dabur India Ltd. (India)	129,830
37,575	Marico Ltd. (India)	131,307
1,855	Procter & Gamble Hygiene and Healthcare Ltd. (India)	81,010

		429,108

	Pharmaceuticals 3.8%
6,360	Cadila Healthcare Ltd. (India)	130,417
14,935	IPCA Laboratories Ltd. (India)	114,456
13,120	Lupin Ltd. (India)	132,355

		377,228

	Regional Banks 1.8%
175,605	City Union Bank Ltd. (India)	176,164

	Research & Consulting Services 1.7%
8,670	eClerx Services Ltd. (India)	163,327

	Restaurants 1.5%
7,185	Jubilant Foodworks Ltd.* (India)	152,829

	Specialized Finance 4.5%
1,400	Crisil Ltd. (India)	217,949
123,995	IFCI Ltd. (India)	127,417
21,340	Rural Electrification Corp., Ltd. (India)	93,431

		438,797

	Specialty Chemicals 1.9%
2,715	Asian Paints Ltd. (India)	192,306

	Steel 0.7%
9,680	MOIL Ltd. (India)	72,520

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Thrifts & Mortgage Finance 8.3%
28,525	Dewan Housing Finance Corp. Ltd. (India)	$143,644
23,670	Gruh Finance Ltd. (India)	227,860
14,675	Housing Development Finance Corp. Ltd. (India)	231,370
39,520	LIC Housing Finance Ltd. (India)	215,039

		817,913

	Total Common Stocks (cost $8,194,702)	8,564,214

Principal Amount		Value
	SHORT-TERM INVESTMENTS 13.0%

	Repurchase Agreement 13.0%
$1,278,193	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $1,295,000 of United States Treasury Notes 1.00% due 4/30/12; value: $1,305,746; repurchase proceeds: $1,278,193. (cost $1,278,193)	$1,278,193

	Total Short-Term Investments (cost $1,278,193)	1,278,193

	Total Investments (cost $9,472,895) 99.9%§	9,842,407
	Other Assets less Liabilities 0.1%	6,236

	NET ASSETS 100.0%	$9,848,643

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 72.56%. See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	96.2
United States	3.8

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 91.9%

	Air Freight & Logistics 0.3%
67,280	Blue Dart Express Ltd. (India)	$2,141,702

	Airport Services 1.2%
1,914,713	TAV Havalimanlari Holding AS* (Turkey)	9,594,915

	Apparel Retail 4.1%
527,665	Cia. Hering (Brazil)	12,145,396
1,611,435	Mr Price Group Ltd. (South Africa)	16,245,052
13,150,000	Padini Holdings Berhad (Malaysia)	4,616,327

		33,006,775

	Apparel, Accessories & Luxury Goods 3.1%
9,260	LPP S.A. (Poland)	7,563,652
2,351,220	Ports Design Ltd. (China)	5,582,031
939,500	Restoque Comercio e Confeccoes de Roupas S.A. (Brazil)	12,047,188

		25,192,871

	Asset Management & Custody Banks 0.9%
462,131	CETIP S.A. (Brazil)	7,155,520
4,390	CETIP S.A.* *** (Brazil)	65,806

		7,221,326

	Auto Parts & Equipment 1.6%
2,243,410	Exide Industries Ltd. (India)	8,143,632
192,628	WABCO-TVS India Ltd. (India)	4,568,519

		12,712,151

	Brewers 0.7%
1,681,020	Guinness Anchor Berhad (Malaysia)	5,648,964

	Building Products 1.6%
4,283,383	Dynasty Ceramic Public Co. Ltd.*** (Thailand)	6,517,434
22,992,370	Home Product Center Public Co. Ltd.*** (Thailand)	6,136,287

		12,653,721

	Catalog Retail 0.6%
43,300	Hyundai Home Shopping Network Corp. (Korea)	5,190,736

	Coal & Consumable Fuels 1.9%
7,305,520	PT Harum Energy Tbk (Indonesia)	8,155,009
12,686,205	PT Resource Alam Indonesia Tbk (Indonesia)	7,411,344

		15,566,353

	Commodity Chemicals 1.9%
3,183,429	Berger Paints India Ltd. (India)	7,116,565
409,260	Castrol India Ltd. (India)	4,823,712
173,061	Kansai Nerolac Paints Ltd. (India)	3,490,467

		15,430,744

	Computer & Electronics Retail 0.8%
733,226	M Video OJSC*** (Russia)	6,576,964

	Computer Storage & Peripherals 1.0%
1,022,753	Simplo Technology Co. Ltd. (Taiwan)	8,266,492

	Construction & Farm Machinery & Heavy Trucks 1.7%
604,635	Turk Traktor ve Ziraat Makineleri AS (Turkey)	13,860,321

	Construction Materials 3.2%
967,849	Adana Cimento Sanayii Turk Anonim Sirketi, Class A (Turkey)	2,758,012
10,576	Holcim Maroc S.A. (Morocco)	3,233,092
24,944,405	Holcim Philippines, Inc. (Philippines)	6,871,136
50,453,192	PT Holcim Indonesia Tbk (Indonesia)	12,972,679

		25,834,919

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Consumer Finance 2.0%
3,180,820	Banco Compartamos S.A.B. de C.V. (Mexico)	$5,770,054
776,601	Mahindra & Mahindra Financial Services Ltd. (India)	10,820,433

		16,590,487

	Department Stores 1.0%
314,300	Marisa Lojas S.A. (Brazil)	4,796,012
38,987,011	PT Ramayana Lestari Sentosa Tbk (Indonesia)	3,551,212

		8,347,224

	Distillers & Vintners 0.1%
77,255	Distell Group Ltd. (South Africa)	816,516

	Distributors 1.3%
8,886,300	Dah Chong Hong Holdings Ltd. (Hong Kong)	10,590,609

	Diversified Banks 4.5%
1,425,555	Allahabad Bank Ltd. (India)	6,296,796
306,037	Capitec Bank Holdings Ltd. (South Africa)	8,188,130
514,376	National Societe Generale Bank S.A.E. (Egypt)	3,093,893
29,681,945	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	11,263,392
4,648,647	Turkiye Sinai Kalkinma Bankasi AS (Turkey)	7,427,969

		36,270,180

	Diversified Chemicals 0.2%
369,580	Pidilite Industries Ltd. (India)	1,368,228

	Electronic Components 0.9%
411,165	Partron Co. Ltd. (Korea)	7,021,561

	Electronic Equipment & Instruments 1.8%
2,703,474	Chroma ATE, Inc. (Taiwan)	8,622,395
3,970,900	Test Research, Inc. (Taiwan)	6,301,481

		14,923,876

	Food Retail 0.8%
636,745	Eurocash S.A. (Poland)	6,845,537

	Footwear 2.4%
1,151,525	Bata India Ltd. (India)	15,690,361
1,066,610	Forus S.A. (Chile)	3,377,731

		19,068,092

	Gas Utilities 1.4%
1,308,125	Indraprastha Gas Ltd. (India)	11,141,307

	General Merchandise Stores 2.8%
1,968,585	Clicks Group Ltd. (South Africa)	12,321,156
22,161,171	PT Mitra Adiperkasa Tbk (Indonesia)	10,296,021

		22,617,177

	Gold 1.1%
682,499	Koza Altin Isletmeleri AS (Turkey)	9,168,855

	Health Care Facilities 1.2%
6,597,658	KPJ Healthcare Berhad (Malaysia)	10,107,193

	Health Care Services 2.1%
642,200	Diagnosticos da America S.A. (Brazil)	8,646,663
593,400	Fleury S.A. (Brazil)	8,647,805

		17,294,468

	Health Care Supplies 1.1%
592,000	St. Shine Optical Co. Ltd. (Taiwan)	8,994,295

	Highways & Railtracks 1.8%
202,500	Obrascon Huarte Lain Brasil S.A. (Brazil)	8,672,822
14,557,755	PT Jasa Marga (Indonesia)	6,166,766

		14,839,588

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Home Improvement Retail 0.6%
13,575,250	Ace Hardware Indonesia (Indonesia)	$4,788,657

	Homefurnishing Retail 1.2%
807,355	Lewis Group Ltd. (South Africa)	10,120,176

	Human Resource & Employment Services 0.2%
1,979,800	Jobstreet Corp. Berhad (Malaysia)	1,921,117

	Hypermarkets & Super Centers 2.4%
2,435,239	Big C Supercenter Public Co. Ltd. (Thailand)	7,266,192
1,205,030	Siam Makro Public Co. Ltd.*** (Thailand)	7,687,091
1,664,428	Wumart Stores, Inc. (China)	4,123,719

		19,077,002

	Industrial Gases 1.1%
70,000	OCI Materials Co. Ltd. (Korea)	8,756,802

	Industrial Machinery 1.4%
85,110	Cummins India Ltd. (India)	1,287,181
362,600	Hy-Lok Corp. (Korea)	5,317,553
292,718	SKF India Ltd. (India)	4,478,610

		11,083,344

	Internet Software & Services 1.6%
95,370	Daum Communications Corp. (Korea)	9,949,884
5,390,000	Pacific Online Ltd. (China)	2,777,476

		12,727,360

	Investment Banking & Brokerage 0.3%
631,145	Egyptian Financial Group-Hermes Holding (Egypt)	2,126,302

	Life & Health Insurance 1.2%
6,298,479	Bangkok Life Assurance Public Co. Ltd. (Thailand)	9,451,791

	Marine Ports & Services 2.3%
109,000	Global Ports Investment Ltd., GDR* (Cyprus)	1,909,546
7,260,314	International Container Terminal Services, Inc. (Philippines)	8,431,480
470,725	Santos Brasil Participacoes S.A.** (Brazil)	8,495,806

		18,836,832

	Oil & Gas Exploration & Production 5.1%
3,477,580	Afren plc* (Nigeria)	8,822,987
571,940	Coastal Energy Co.* (United Kingdom)	4,784,943
928,461	Exillon Energy plc* (United Arab Emirates)	6,489,921
1,277,805	Gran Tierra Energy, Inc.* (Columbia)	8,446,291
297,820	Pan Orient Energy Corp.* (Canada)	1,654,899
5,946,374	PetroNeft Resources plc* (United Kingdom)	3,297,376
342,480	Transglobe Energy Corp.* (Canada)	3,905,536
418,450	Zhaikmunai L.P. GDR* (Kazakhstan)	4,160,543

		41,562,496

	Other Diversified Financial Services 0.7%
249,540	Intergroup Financial Services Corp. (Peru)	5,764,374

	Packaged Foods & Meats 3.7%
80,000	GlaxoSmithKline Consumer Healthcare Ltd. (India)	4,339,802
1,836,749	Hsu Fu Chi International Ltd. (China)	5,981,678
61,700	Nestle Malaysia Berhad (Malaysia)	964,477
1,040,130	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	10,284,198
5,613,795	PT Mayora Indah Tbk (Indonesia)	8,520,392

		30,090,547

	Personal Products 2.0%
735,700	Colgate-Palmolive India Ltd. (India)	16,258,555
211,565	PT Mandom Indonesia Tbk (Indonesia)	223,271

		16,481,826

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Pharmaceuticals 0.4%
9,625	Pharmstandard* *** (Russia)	$728,945
127,560	Pharmstandard GDR* (Russia)	2,922,663

		3,651,608

	Precious Metals & Minerals 0.2%
258,135	Northam Platinum Ltd. (South Africa)	1,624,818

	Railroads 1.1%
485,296	Globaltrans Investment plc GDR (Russia)	9,011,060

	Regional Banks 1.1%
8,969	BLOM Bank SAL, GDR* (Lebanon)	76,237
43,613,415	PT Bank Tabungan Negara Tbk (Indonesia)	8,616,568

		8,692,805

	Restaurants 2.5%
5,331,375	Ajisen China Holdings Ltd. (China)	11,126,949
231,600	FU JI Food & Catering Services Holdings Ltd.* *** (China)	298
6,970,985	KFC Holdings Malaysia Berhad (Malaysia)	8,897,290

		20,024,537

	Semiconductor Equipment 0.1%
182,920	Hanmi Semiconductor Co. Ltd. (Korea)	1,205,285

	Semiconductors 1.8%
236,020	Melfas, Inc. (Korea)	6,827,048
3,053,800	Sporton International, Inc. (Taiwan)	7,556,849

		14,383,897

	Specialized Finance 2.7%
3,720,190	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	7,469,375
667,814	JSE Ltd. (South Africa)	6,268,468
425,030	Warsaw Stock Exchange* (Poland)	8,065,322

		21,803,165

	Specialty Chemicals 0.4%
149,715	Akzo Nobel India Ltd. (India)	2,989,830

	Steel 0.4%
384,010	MOIL Ltd. (India)	2,876,901

	Thrifts & Mortgage Finance 2.7%
1,251,694	Dewan Housing Finance Corp. Ltd. (India)	6,303,188
682,547	Gruh Finance Ltd. (India)	6,570,559
1,693,000	LIC Housing Finance Ltd. (India)	9,212,090

		22,085,837

	Trading Companies & Distributors 2.0%
395,535	iMarketKorea, Inc. (Korea)	6,657,725
11,371,887	PT Hexindo Adiperkasa Tbk (Indonesia)	9,161,799

		15,819,524

	Trucking 1.2%
623,100	Tegma Gestao Logistica (Brazil)	10,087,373

	Water Utilities 0.4%
16,888,165	Thai Tap Water Supply Public Co. Ltd.*** (Thailand)	3,023,105

	Total Common Stocks (cost $624,391,329)	744,972,518

	PREFERRED STOCKS 2.3%

	Construction & Farm Machinery & Heavy Trucks 0.9%
1,702,670	Marcopolo S.A. Pfd. (Brazil)	7,641,655

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Diversified Banks 1.4%
776,700	Banco ABC Brasil S.A. Pfd. (Brazil)	$5,836,330
849,800	Banco Industrial e Comercial S.A. (Bic Banco) Pfd. (Brazil)	5,393,999

		11,230,329

	Total Preferred Stocks (cost $19,137,775)	18,871,984

Principal Amount		Value
	SHORT-TERM INVESTMENTS 7.2%

	Repurchase Agreement 7.2%
$58,301,430	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $60,605,000 of United States Treasury Notes 2.625% due 8/15/20; value: $59,468,656; repurchase proceeds: $58,301,446 (cost $58,301,430)	$58,301,430

	Total Short-Term Investments (cost $58,301,430)	58,301,430

	Total Investments (cost $701,830,534) 101.4%§	822,145,932
	Liabilities less Other Assets (1.4%)	(11,050,543)

	NET ASSETS 100.0%	$811,095,389

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 62.76%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	13.0
Canada	0.7
Chile	0.4
China	3.9
Columbia	1.1
Cyprus	0.3
Egypt	0.7
Hong Kong	1.4
India	17.0
Indonesia	11.9
Kazakhstan	0.5
Korea	6.7
Lebanon	< 0.1
Malaysia	4.2
Mexico	1.7
Morocco	0.4
Nigeria	1.2
Peru	0.8
Philippines	2.0
Poland	2.9
Russia	2.5

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

South Africa	7.3
Taiwan	5.2
Thailand	5.3
Turkey	7.0
United Arab Emirates	0.9
United Kingdom	1.0

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 94.4%

	Advertising 0.3%
11,553	1000mercis (France)	$805,087

	Aerospace & Defense 0.1%
9,500	Bharat Electronics Ltd. (India)	344,109

	Air Freight & Logistics 0.8%
3,359,260	Aramex PJSC* (United Arab Emirates)	1,609,087
3,700	Forward Air Corp.	125,023
407,600	Goodpack Ltd. (Singapore)	608,021

		2,342,131

	Airlines 0.1%
7,900	Allegiant Travel Co.*	391,050

	Apparel Retail 1.5%
53,000	Foschini Group Ltd. (The) (South Africa)	691,459
17,250	Jos. A. Bank Clothiers, Inc.*	862,672
2,048,000	Padini Holdings Berhad (Malaysia)	718,953
18,000	Ross Stores, Inc.	1,442,160
25,000	Zumiez, Inc.*	624,250

		4,339,494

	Apparel, Accessories & Luxury Goods 4.4%
78,984	Billabong International Ltd. (Australia)	511,427
28,200	Carter’s, Inc.*	867,432
375,000	China Lilang Ltd. (China)	526,806
45,000	Gerry Weber International AG (Germany)	2,957,861
30,500	Gildan Activewear, Inc. (Canada)	1,072,685
36,000	LG Fashion Corp. (Korea)	1,417,162
446,500	Ports Design Ltd. (China)	1,060,036
337,400	Ted Baker plc (United Kingdom)	4,319,446
470,000	Xtep International Holdings Ltd. (China)	321,411

		13,054,266

	Application Software 1.2%
84,620	Convio, Inc.*	914,742
4,100	FactSet Research Systems, Inc.	419,512
29,500	Fidessa Group plc (United Kingdom)	918,436
1,626	SimCorp A/S (Denmark)	321,235
13,635	Tyler Technologies, Inc.*	365,145
10,500	Ultimate Software Group, Inc.*	571,515

		3,510,585

	Asset Management & Custody Banks 1.5%
577,500	ARA Asset Management Ltd. (Singapore)	715,764
29,275,000	CST Mining Group Ltd.* (Hong Kong)	788,717
9,800	Diamond Hill Investment Group, Inc.	796,642
24,300	Eaton Vance Corp.	734,589
66,500	SEI Investments Co.	1,496,915

		4,532,627

	Auto Parts & Equipment 0.4%
639,000	Minth Group Ltd. (China)	1,037,769
1,235,000	Norstar Founders Group Ltd.* *** (Hong Kong)	16,299

		1,054,068

	Automotive Retail 0.4%
64,000	Halfords Group plc (United Kingdom)	382,096
13,100	O’Reilly Automotive, Inc.*	858,181

		1,240,277

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Biotechnology 1.6%
252,125	Abcam plc (United Kingdom)	$1,688,841
127,740	Exact Sciences Corp.*	1,098,564
58,700	Myriad Genetics, Inc.*	1,333,077
1,695,471	Sino Biopharmaceutical Ltd. (China)	610,502

		4,730,984

	Catalog Retail 0.3%
7,000	Hyundai Home Shopping Network Corp. (Korea)	839,149

	Communications Equipment 0.2%
18,000	Riverbed Technology, Inc.*	712,620

	Computer Hardware 0.2%
177,000	Advantech Co. Ltd. (Taiwan)	602,731

	Computer Storage & Peripherals 0.7%
123,200	Intevac, Inc.*	1,257,872
660	Wacom Co. Ltd. (Japan)	769,836

		2,027,708

	Construction & Engineering 0.5%
190,000	Ausenco Ltd.* (Australia)	582,985
79,500	Lycopodium Ltd. (Australia)	490,521
33,500	SWECO AB, Class B (Sweden)	330,290

		1,403,796

	Construction Materials 0.2%
595,000	PT Semen Gresik (Persero) Tbk (Indonesia)	667,067

	Consumer Finance 1.6%
304,000	Banco Compartamos S.A.B. de C.V. (Mexico)	551,460
50,024	Dollar Financial Corp.*	1,083,020
32,100	First Cash Financial Services, Inc.*	1,347,879
115,870	Mahindra & Mahindra Financial Services Ltd. (India)	1,614,424

		4,596,783

	Data Processing & Outsourced Services 2.3%
1	Cielo S.A. (Brazil)	25
265	GMO Payment Gateway, Inc.* (Japan)	945,259
650	SBI VeriTrans Co. Ltd. (Japan)	280,929
311,100	Wirecard AG (Germany)	5,574,235

		6,800,448

	Department Stores 0.2%
1,846,100	PCD Stores Ltd. (China)	430,716

	Distributors 0.8%
57,800	LKQ Corp.*	1,508,002
23,200	Pool Corp.	691,592

		2,199,594

	Diversified Banks 0.4%
22,100	Axis Bank Ltd. (India)	637,201
15,000	Bank of Baroda (India)	295,089
1,030	HDFC Bank Ltd. ADR (India)	181,682

		1,113,972

	Diversified Metals & Mining 0.3%
11,000	Inmet Mining Corp. (Canada)	791,416

	Diversified Support Services 1.8%
55,300	Copart, Inc.*	2,576,980
240	Prestige International, Inc. (Japan)	444,640
23,300	Ritchie Bros. Auctioneers, Inc. (Canada)	640,517
106,200	STR Holdings, Inc.*	1,584,504

		5,246,641

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Drug Retail 0.3%
37,635	Create SD Holdings Co. Ltd. (Japan)	$828,611

	Education Services 1.1%
1,200,000	Advtech Ltd. (South Africa)	998,669
3,250	MegaStudy Co. Ltd. (Korea)	437,197
426,000	Navitas Ltd. (Australia)	1,848,290

		3,284,156

	Electronic Components 0.9%
16,284	Amphenol Corp., Class A	879,173
500,000	Polytronics Technology Corp. (Taiwan)	1,127,016
350,000	TXC Corp. (Taiwan)	613,590

		2,619,779

	Electronic Equipment & Instruments 0.8%
945,000	Test Research, Inc. (Taiwan)	1,499,635
90,475	Viscom AG* (Germany)	891,877

		2,391,512

	Electronic Manufacturing Services 0.9%
14,000	IPG Photonics Corp.*	1,017,940
102,700	TTM Technologies, Inc.*	1,645,254

		2,663,194

	Environmental & Facilities Services 2.4%
1,541,050	RPS Group plc (United Kingdom)	6,072,814
44,900	Tetra Tech, Inc.*	1,010,250

		7,083,064

	Food Retail 0.6%
1,137,600	BreadTalk Group Ltd. (Singapore)	556,348
20,200	Daikokutenbussan Co. Ltd. (Japan)	643,593
31,000	Shoprite Holdings Ltd. (South Africa)	466,496

		1,666,437

	Footwear 0.5%
441,000	Anta Sports Products Ltd. (China)	789,442
217,000	Daphne International Holdings Ltd. (China)	193,956
700,000	Peak Sport Products Co. Ltd. (China)	493,825

		1,477,223

	General Merchandise Stores 2.3%
298,500	Clicks Group Ltd. (South Africa)	1,868,278
65,400	Dollar Tree, Inc.*	4,356,948
42,500	Reject Shop Ltd. (The) (Australia)	532,287

		6,757,513

	Gold 0.4%
95,500	Koza Altin Isletmeleri AS (Turkey)	1,282,970

	Health Care Equipment 3.1%
29,100	Abaxis, Inc.*	792,975
79,000	AtriCure, Inc.*	1,019,100
40,250	Audika S.A. (France)	1,120,440
216,800	Cardica, Inc.*	594,032
80,000	Cardica, Inc. PIPE*** †	219,200
36,500	Cyberonics, Inc.*	1,020,175
29,400	DiaSorin S.p.A. (Italy)	1,412,642
42,500	Immunodiagnostic Systems Holdings plc (United Kingdom)	722,723
3,901,161	LMA International N.V. (Singapore)	966,973
22,800	NuVasive, Inc.*	749,664
24,500	Synovis Life Technologies, Inc.*	426,790

		9,044,714

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Health Care Facilities 0.9%
53,261	AmSurg Corp.*	$1,391,710
268,875	CVS Group plc* (United Kingdom)	481,862
300,000	Life Healthcare Group Holdings Ltd. (South Africa)	779,280

		2,652,852

	Health Care Services 1.5%
40,000	Bio-Reference Laboratories, Inc.*	836,000
18,314	CorVel Corp.*	858,927
24,500	Diagnosticos da America S.A. (Brazil)	329,871
47,000	Fleury S.A. (Brazil)	684,946
13,900	IPC The Hospitalist Co., Inc.*	644,265
12,700	LHC Group, Inc.*	292,862
9,900	MEDNAX, Inc.*	714,681

		4,361,552

	Health Care Technology 0.5%
22,500	athenahealth, Inc.*	924,750
10,600	Computer Programs and Systems, Inc.	672,888

		1,597,638

	Home Improvement Retail 0.7%
2,850,000	Ace Hardware Indonesia (Indonesia)	1,005,335
26,800	Clas Ohlson AB (Sweden)	378,480
138,200	Swedol AB, Class B (Sweden)	721,643

		2,105,458

	Homefurnishing Retail 0.7%
42,600	Aaron’s, Inc.	1,203,876
66,000	Lewis Group Ltd. (South Africa)	827,308

		2,031,184

	Human Resource & Employment Services 1.6%
14,600	Amadeus Fire AG (Germany)	650,726
380	Benefit One, Inc. (Japan)	272,012
8,000	Brunel International N.V. (Netherlands)	353,168
175,300	Michael Page International plc (United Kingdom)	1,508,090
35,700	Robert Half International, Inc.	964,971
149,900	Sthree plc (United Kingdom)	956,402

		4,705,369

	Industrial Gases 0.3%
975,000	Yingde Gases Group Co.* (China)	899,595

	Industrial Machinery 3.1%
116,500	AIA Engineering Ltd. (India)	967,652
4,100	Burckhardt Compression Holding AG (Switzerland)	1,250,312
1,021,000	China Automation Group Ltd. (China)	716,847
16,500	Graco, Inc.	835,890
181,900	Hy-Lok Corp. (Korea)	2,667,576
12,900	IDEX Corp.	591,465
7,500	Konecranes Oyj (Finland)	305,170
2,200	Rational AG (Germany)	581,429
28,400	Rotork plc (United Kingdom)	769,019
41,100	Weg S.A. (Brazil)	469,052

		9,154,412

	Insurance Brokers 0.3%
29,900	Brown & Brown, Inc.	767,234

	Internet Retail 1.0%
41,500	Start Today Co. Ltd. (Japan)	827,740
293,696	Webjet Ltd. (Australia)	629,491
135,000	Wotif.com Holdings Ltd. (Australia)	681,137
40,000	Yoox S.p.A.* (Italy)	737,133

		2,875,501

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Internet Software & Services 2.1%
14,000	Akamai Technologies, Inc.*	$440,580
120,000	carsales.com.au Ltd. (Australia)	606,086
12,100	Daum Communications Corp. (Korea)	1,262,384
27,000	Macromill, Inc. (Japan)	278,742
66,600	Neurones (France)	832,565
1,353,880	Pacific Online Ltd. (China)	697,657
53,622	SPS Commerce, Inc.*	953,935
20,415	VistaPrint N.V.*	976,858

		6,048,807

	Investment Banking & Brokerage 0.2%
390	GCA Savvian Group Corp. (Japan)	583,161

	IT Consulting & Other Services 3.1%
47,175	Alten Ltd. (France)	1,879,284
49,200	Connecta AB (Sweden)	622,810
960,000	CSE Global Ltd. (Singapore)	986,916
1,966,775	CSG Ltd. (Australia)	2,108,632
1,675	Future Architect, Inc. (Japan)	751,784
135,000	Glodyne Technoserve Ltd. (India)	1,040,387
175,200	HiQ International AB* (Sweden)	1,025,737
111,500	SMS Management & Technology Ltd. (Australia)	755,210

		9,170,760

	Life Sciences Tools & Services 4.0%
55,400	CMIC Co. Ltd. (Japan)	971,016
28,000	Covance, Inc.*	1,662,360
1,180	EPS Co. Ltd. (Japan)	2,784,097
89,700	ICON plc ADR* (Ireland)	2,113,332
60,200	LINICAL Co. Ltd. (Japan)	220,268
34,200	Pharmaceutical Product Development, Inc.	917,928
45,710	ShangPharma Corp. ADR* (China)	478,584
16,600	Waters Corp.*	1,589,284
63,500	WuXi PharmaTech Cayman, Inc., ADR* (China)	1,115,060

		11,851,929

	Mortgage REITs 0.1%
20,200	Redwood Trust, Inc.	305,424

	Multi-Line Insurance 0.3%
30,600	HCC Insurance Holdings, Inc.	963,900

	Oil & Gas Equipment & Services 1.6%
6,900	Core Laboratories N.V.	769,626
42,300	Gulf Island Fabrication, Inc.	1,365,444
26,900	Pason Systems, Inc. (Canada)	405,480
25,300	Petrofac Ltd. (United Kingdom)	616,121
4,600	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	398,894
38,700	TGS-NOPEC Geophysical Co. ASA (Norway)	1,087,138

		4,642,703

	Oil & Gas Exploration & Production 2.7%
486,000	Afren plc* (Nigeria)	1,233,033
100,000	Coastal Energy Co.* (United Kingdom)	836,616
68,000	Exillon Energy plc* (United Arab Emirates)	475,319
55,600	Gran Tierra Energy, Inc.* (Columbia)	367,516
119,000	Pan Orient Energy Corp.* (Canada)	661,248
1,320,000	Petroamerica Oil Corp.* (Canada)	218,951
27,500	Petrominerales Ltd. (Colombia)	807,096
919,528	PetroNeft Resources plc* (United Kingdom)	509,896
96,700	Premier Oil plc* (United Kingdom)	694,932
57,200	Selan Exploration Technology Ltd. (India)	361,336
57,000	Transglobe Energy Corp.* (Canada)	650,010
83,000	Westfire Energy Ltd.* (Canada)	589,415
45,000	Zhaikmunai L.P. GDR* (Kazakhstan)	447,424

		7,852,792

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Oil & Gas Storage & Transportation 0.2%
1,275,000	Circle Oil plc* (United Kingdom)	$673,827

	Other Diversified Financial Services 0.2%
514,000	Count Financial Ltd. (Australia)	545,469

	Packaged Foods & Meats 0.6%
5,500	GlaxoSmithKline Consumer Healthcare Ltd. (India)	298,361
418,291	Hsu Fu Chi International Ltd. (China)	1,362,234

		1,660,595

	Personal Products 0.6%
87,770	Atrium Innovations, Inc.* (Canada)	1,442,209
11,105	Natura Cosmeticos S.A. (Brazil)	277,678

		1,719,887

	Pharmaceuticals 1.5%
243,000	China Shineway Pharmaceutical Group Ltd. (China)	484,405
34,265	Daewoong Pharmaceutical Co. Ltd. (Korea)	1,230,356
60,100	Egyptian International Pharmaceutical Industrial Co. (Egypt)	378,118
100,000	IPCA Laboratories Ltd. (India)	766,362
77,522	ISTA Pharmaceuticals, Inc.*	592,656
30,200	Medy-Tox, Inc. (Korea)	566,279
72,200	Whanin Pharmaceutical Co. Ltd. (Korea)	480,549

		4,498,725

	Precious Metals & Minerals 0.2%
18,800	Pan American Silver Corp. (Canada)	582,165

	Property & Casualty Insurance 0.3%
502,725	Beazley plc (United Kingdom)	1,010,688

	Real Estate Development 0.2%
1,213,000	SPG Land Holdings Ltd. (China)	487,001

	Real Estate Services 0.7%
270,500	China Real Estate Information Corp. ADR* (China)	1,931,370

	Regional Banks 0.6%
8,500	Canadian Western Bank (Canada)	271,408
10,000	City National Corp.	542,500
33,600	First of Long Island Corp. (The)	937,104

		1,751,012

	Research & Consulting Services 4.2%
12,000	Bertrandt AG (Germany)	911,943
10,375	Bureau Veritas S.A. (France)	877,131
5,525	Campbell Brothers Ltd. (Australia)	271,907
74,730	CRA International, Inc.*	2,024,436
16,200	Exponent, Inc.*	704,862
25,200	FTI Consulting, Inc.*	956,088
61,100	Huron Consulting Group, Inc.*	1,845,831
68,000	Navigant Consulting, Inc.*	713,320
150	Nihon M&A Center, Inc. (Japan)	795,031
196,535	Resources Connection, Inc.	2,366,281
32,000	Stantec, Inc.* (Canada)	928,882

		12,395,712

	Restaurants 0.9%
387,000	Ajisen China Holdings Ltd. (China)	807,696
740,000	KFC Holdings Malaysia Berhad (Malaysia)	944,485
11,900	Shinsegae Food Co. Ltd. (Korea)	1,004,122

		2,756,303

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Semiconductor Equipment 1.8%
13,300	Cabot Microelectronics Corp.*	$618,051
270,400	Camtek Ltd.* (Israel)	892,320
8,100	Disco Corp. (Japan)	513,046
139,000	Entegris, Inc.*	1,406,680
29,720	Eugene Technology Co. Ltd. (Korea)	504,395
75,000	Hanmi Semiconductor Co. Ltd. (Korea)	494,185
30,133	Koh Young Technology, Inc. (Korea)	736,271

		5,164,948

	Semiconductors 8.4%
10,505	BCD Semiconductor Manufacturing Ltd. ADR* (China)	72,800
1,500,000	Comtec Solar Systems Group Ltd.* (China)	602,426
24,950	Hittite Microwave Corp.*	1,544,654
74,900	Linear Technology Corp.	2,473,198
20,800	Maxim Integrated Products, Inc.	531,648
315,100	Melexis N.V. (Belgium)	5,770,249
171,500	Micrel, Inc.	1,814,470
43,000	Microchip Technology, Inc.	1,630,130
553,314	O2Micro International Ltd. ADR* (China)	3,596,541
80,100	Power Integrations, Inc.	3,078,243
15,600	Silicon Laboratories, Inc.*	643,656
581,630	Sporton International, Inc. (Taiwan)	1,439,286
55,022	Supertex, Inc.*	1,232,493
14,400	Volterra Semiconductor Corp.*	355,104

		24,784,898

	Specialized Consumer Services 0.1%
165	Best Bridal, Inc. (Japan)	139,333
230	NOVARESE, Inc. (Japan)	162,541

		301,874

	Specialized Finance 1.8%
1,800	Crisil Ltd. (India)	280,220
9,000	ICRA Ltd. (India)	230,509
28,000	MSCI, Inc., Class A*	1,055,040
139,395	Oslo Bors VPS Holding ASA (Norway)	2,276,027
16,300	Portfolio Recovery Associates, Inc.*	1,382,077

		5,223,873

	Specialty Chemicals 0.8%
21,870	C. Uyemura & Co. Ltd. (Japan)	978,210
2,091,000	EcoGreen Fine Chemical Group Ltd. (Hong Kong)	661,227
80	Japan Pure Chemical Co. Ltd. (Japan)	203,544
15,700	TechnoSemiChem Co. Ltd. (Korea)	627,507

		2,470,488

	Specialty Stores 1.3%
122,533	Big 5 Sporting Goods Corp.	963,109
81,188	easyhome Ltd. (Canada)	635,465
34,618	Hibbett Sports, Inc.*	1,409,299
350,000	Kathmandu Holdings Ltd. (New Zealand)	654,602

		3,662,475

	Steel 0.5%
116,500	Ferrexpo plc (United Kingdom)	880,649
75,272	MOIL Ltd. (India)	563,918

		1,444,567

	Systems Software 1.6%
172,000	KPIT Cummins Infosystems Ltd. (India)	667,121
63,500	OPNET Technologies, Inc.	2,599,690
3,410	Simplex Holdings, Inc. (Japan)	1,416,322

		4,683,133

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Textiles 0.1%
295,000	S. Kumars Nationwide Ltd.* (India)	$358,114

	Thrifts & Mortgage Finance 1.2%
130,000	Dewan Housing Finance Corp. Ltd. (India)	654,644
18,475	Home Capital Group, Inc. (Canada)	991,168
23,000	Housing Development Finance Corp. Ltd. (India)	362,624
199,500	LIC Housing Finance Ltd. (India)	1,085,536
34,100	Washington Federal, Inc.	560,263

		3,654,235

	Trading Companies & Distributors 5.0%
12,900	Fastenal Co.	464,271
55,380	Houston Wire & Cable Co.	861,159
85,779	Indutrade AB (Sweden)	2,750,011
23,500	MISUMI Group, Inc. (Japan)	608,406
131,730	MonotaRO Co. Ltd. (Japan)	2,374,338
40,700	MSC Industrial Direct Co., Inc., Class A	2,698,817
88,605	Richelieu Hardware Ltd. (Canada)	2,556,373
15,097	Rush Enterprises, Inc., Class B*	243,062
7,780	Thermador Groupe (France)	1,507,093
3,700	W.W. Grainger, Inc.	568,505

		14,632,035

	Trucking 1.8%
102,000	Knight Transportation, Inc.	1,732,980
128,000	Tegma Gestao Logistica (Brazil)	2,072,193
39,000	Trancom Co. Ltd. (Japan)	699,603
43,600	Universal Truckload Services, Inc.*	746,868

		5,251,644

	Total Common Stocks (cost $206,550,077)	277,091,801

	PREFERRED STOCKS 0.7%

	Diversified Banks 0.5%
96,400	Banco ABC Brasil S.A. Pfd. (Brazil)	724,375
96,500	Banco Industrial e Comercial S.A. (Bic Banco) Pfd. (Brazil)	612,522

		1,336,897

	Regional Banks 0.2%
80,800	Banco Daycoval S.A. Pfd. (Brazil)	507,687

	Total Preferred Stocks (cost $1,900,429)	1,844,584

	WARRANTS 0.0%

	Health Care Equipment 0.0%
40,000	Cardica, Inc., expiring 9/29/14* *** †	51,600

	Restaurants 0.0%
29,600	KFC Holdings Malaysia Berhad, expiring 9/14/15* (Malaysia)	13,724

	Total Warrants (cost $5,000)	65,324

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.3%

	Repurchase Agreement 5.3%
$15,689,741	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $16,310,000 of United States Treasury Notes 2.625% due 8/15/20; value: $16,004,188; repurchase proceeds: $15,689,746 (cost $15,689,741)	$15,689,741

	Total Short-Term Investments (cost $15,689,741)	15,689,741

	Total Investments (cost $224,145,247) 100.4%§	294,691,450
	Liabilities less Other Assets (0.4%)	(1,099,188)

	NET ASSETS 100.0%	$293,592,262

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 40.87%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.4
Austria	0.1
Belgium	2.1
Brazil	2.0
Canada	4.5
China	6.7
Colombia	0.4
Denmark	0.1
Egypt	0.1
Finland	0.1
France	2.5
Germany	4.2
Hong Kong	0.5
India	3.8
Indonesia	0.6
Ireland	0.8
Israel	0.3
Italy	0.8
Japan	6.6
Kazakhstan	0.2
Korea	4.4
Malaysia	0.6
Mexico	0.2
Netherlands	0.1
New Zealand	0.2
Nigeria	0.4

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Norway	1.2
Singapore	1.4
South Africa	2.0
Sweden	2.1
Switzerland	0.5
Taiwan	1.9
Turkey	0.5
United Arab Emirates	0.8
United Kingdom	8.3
United States	35.6

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 93.7%

	Aerospace & Defense 2.1%
20,245	TransDigm Group, Inc.*	$1,846,142

	Air Freight & Logistics 3.3%
19,630	C.H. Robinson Worldwide, Inc.	1,547,629
26,185	Expeditors International of Washington, Inc.	1,340,410

		2,888,039

	Apparel Retail 3.9%
42,110	Ross Stores, Inc.	3,373,853

	Application Software 1.7%
27,790	ANSYS, Inc.*	1,519,279

	Asset Management & Custody Banks 3.2%
52,730	SEI Investments Co.	1,186,952
26,140	T. Rowe Price Group, Inc.	1,577,288

		2,764,240

	Automotive Retail 1.0%
13,578	O’Reilly Automotive, Inc.*	889,495

	Data Processing & Outsourced Services 1.9%
18,075	Alliance Data Systems Corp.*	1,700,315

	Distributors 1.7%
55,485	LKQ Corp.*	1,447,604

	Diversified Metals & Mining 0.9%
10,560	BHP Billiton plc ADR (United Kingdom)	828,221

	Diversified Support Services 4.4%
81,725	Copart, Inc.*	3,808,385

	Electronic Components 3.9%
63,650	Amphenol Corp., Class A	3,436,464

	Environmental & Facilities Services 1.8%
17,765	Stericycle, Inc.*	1,583,217

	Health Care Equipment 3.6%
66,085	St. Jude Medical, Inc.*	3,150,933

	Health Care Services 4.1%
33,842	Catalyst Health Solutions, Inc.*	1,889,061
31,685	Express Scripts, Inc.*	1,710,356

		3,599,417

	IT Consulting & Other Services 4.1%
48,605	Cognizant Technology Solutions Corp., Class A*	3,564,691

	Life Sciences Tools & Services 2.7%
39,900	Covance, Inc.*	2,368,863

	Multi-Line Insurance 1.0%
28,050	HCC Insurance Holdings, Inc.	883,575

	Oil & Gas Equipment & Services 2.9%
22,885	Core Laboratories N.V.	2,552,593

	Oil & Gas Exploration & Production 3.6%
74,280	Petrohawk Energy Corp.*	1,832,488
28,710	Ultra Petroleum Corp.*	1,314,918

		3,147,406

	Personal Products 1.7%
25,088	Herbalife Ltd.	1,446,072

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Pharmaceuticals 1.5%
26,720	Teva Pharmaceutical Industries Ltd. ADR (Israel)	$1,288,438

	Regional Banks 2.1%
31,825	Signature Bank*	1,820,390

	Research & Consulting Services 4.2%
43,525	IHS, Inc., Class A*	3,630,855

	Restaurants 3.7%
66,065	Tim Hortons, Inc. (Canada)	3,224,633

	Semiconductors 12.9%
73,050	Altera Corp.	3,385,867
110,045	Linear Technology Corp.	3,633,686
79,795	Microchip Technology, Inc.	3,025,028
29,425	Silicon Laboratories, Inc.*	1,214,076

		11,258,657

	Specialized Finance 5.8%
112,500	BM&F BOVESPA S.A. (Brazil)	745,095
13,163	IntercontinentalExchange, Inc.*	1,641,558
50,065	MSCI, Inc., Class A*	1,886,449
182,170	Power Finance Corp. Ltd. (India)	752,260

		5,025,362

	Thrifts & Mortgage Finance 0.8%
47,574	New York Community Bancorp, Inc.	713,134

	Trading Companies & Distributors 4.3%
46,340	Fastenal Co.	1,667,776
31,790	MSC Industrial Direct Co., Inc., Class A	2,107,995

		3,775,771

	Trucking 2.4%
44,118	J.B. Hunt Transport Services, Inc.	2,077,517

	Wireless Telecommunication Services 2.5%
51,253	NII Holdings, Inc.*	2,172,102

	Total Common Stocks (cost $56,975,311)	81,785,663

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.6%

	Repurchase Agreement 4.6%
$3,999,118	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $4,160,000 of United States Treasury Notes 2.625% due 8/15/20; value: $4,082,000; repurchase proceeds: $3,999,119 (cost $3,999,118)	$3,999,118

	Total Short-Term Investments (cost $3,999,118)	3,999,118

	Total Investments (cost $60,974,429) 98.3%§	85,784,781
	Other Assets less Liabilities 1.7%	1,490,141

	NET ASSETS 100.0%	$87,274,922

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.86%.
	ADR American Depositary Receipt. See Notes to Schedules of Investments.

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

At June 30, 2011, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	0.9
Canada	4.0
India	0.9
Israel	1.6
United Kingdom	1.0
United States	91.6

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 97.7%

	Aerospace & Defense 0.9%
110,491	Kongsberg Gruppen ASA (Norway)	$3,144,869

	Agricultural Products 1.0%
1,229,400	PT Astra Agro Lestari Tbk (Indonesia)	3,377,185

	Apparel Retail 2.3%
204,220	Cia. Hering (Brazil)	4,700,582
279,660	Truworths International Ltd. (South Africa)	3,033,016

		7,733,598

	Application Software 2.6%
194,662	Computer Modelling Group Ltd. (Canada)	2,746,579
103,855	Fidessa Group plc (United Kingdom)	3,233,361
13,407	SimCorp A/S (Denmark)	2,648,702

		8,628,642

	Asset Management & Custody Banks 2.7%
218,570	CETIP S.A. (Brazil)	3,384,283
2,075	CETIP S.A.* *** (Brazil)	31,104
15,070	Partners Group Holding AG (Switzerland)	2,670,288
16,797	VZ Holding AG* (Switzerland)	2,837,831

		8,923,506

	Automotive Retail 0.9%
380,415	ARB Corp. Ltd. (Australia)	3,088,744

	Biotechnology 1.6%
788,300	Abcam plc (United Kingdom)	5,280,370

	Brewers 0.8%
204,200	Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	2,758,950

	Casinos & Gaming 3.9%
3,203,865	Galaxy Entertainment Group Ltd.* (Hong Kong)	6,858,517
2,626,370	SJM Holdings Ltd. (Hong Kong)	6,268,050

		13,126,567

	Catalog Retail 1.2%
32,755	Hyundai Home Shopping Network Corp.* (Korea)	3,926,618

	Coal & Consumable Fuels 3.4%
2,503,700	PT Harum Energy Tbk (Indonesia)	2,794,831
809,245	PT Indo Tambangraya Megah (Indonesia)	4,230,951
1,721,385	PT Tambang Batubara Bukit Asam Tbk (Indonesia)	4,185,298

		11,211,080

	Commodity Chemicals 0.8%
936,455	TSRC Corp. (Taiwan)	2,763,322

	Construction & Engineering 0.7%
349,555	Kentz Corp. Ltd. (Ireland)	2,449,335

	Construction Materials 3.2%
2,545,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	5,068,926
4,900,335	PT Semen Gresik (Persero) Tbk (Indonesia)	5,493,867

		10,562,793

	Consumer Finance 2.9%
1,567,200	Banco Compartamos S.A.B. de C.V. (Mexico)	2,842,924
481,100	Mahindra & Mahindra Financial Services Ltd. (India)	6,703,198

		9,546,122

	Data Processing & Outsourced Services 2.9%
825	GMO Payment Gateway, Inc. (Japan)	2,942,787
381,118	Wirecard AG (Germany)	6,828,805

		9,771,592

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Department Stores 1.9%
87,500	Lojas Renner S.A. (Brazil)	$3,337,982
193,700	Marisa Lojas S.A. (Brazil)	2,955,735

		6,293,717

	Distributors 1.4%
3,910,607	Dah Chong Hong Holdings Ltd. (Hong Kong)	4,660,625

	Diversified Banks 2.9%
688,805	Allahabad Bank Ltd. (India)	3,042,509
750,917	Bank of N.T. Butterfield & Son Ltd. (The)* (Bermuda)	1,051,284
327,610	Commercial International Bank S.A.E (Egypt)	1,645,598
10,147,710	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	3,850,746

		9,590,137

	Electrical Components & Equipment 1.0%
545,093	Crompton Greaves Ltd. (India)	3,164,719

	Electronic Components 1.1%
209,415	Partron Co. Ltd. (Korea)	3,576,229

	Electronic Equipment & Instruments 1.9%
1,406,270	Chroma ATE, Inc. (Taiwan)	4,485,124
253,365	Halma plc (United Kingdom)	1,687,750

		6,172,874

	Fertilizers & Agricultural Chemicals 0.5%
50,090	Rallis India Ltd. (India)	1,727,840

	Food Retail 3.3%
88,790	BIM Birlesik Magazalar AS (Turkey)	2,882,970
1,682,000	CP ALL Public Co. Ltd.*** (Thailand)	2,422,408
263,590	Eurocash S.A.* (Poland)	2,833,811
182,500	Shoprite Holdings Ltd. (South Africa)	2,746,309

		10,885,498

	General Merchandise Stores 0.9%
499,940	Clicks Group Ltd. (South Africa)	3,129,069

	Gold 2.3%
611,170	Centamin Egypt Ltd.* (United Kingdom)	1,236,243
320,450	Koza Altin Isletmeleri AS (Turkey)	4,305,002
319,665	Medusa Mining Ltd. (Australia)	2,259,783

		7,801,028

	Health Care Equipment 3.5%
96,178	DiaSorin S.p.A. (Italy)	4,621,263
276,896	Immunodiagnostic Systems Holdings plc (United Kingdom)	4,708,684
53,345	Stratec Biomedical Systems AG (Germany)	2,376,364

		11,706,311

	Health Care Services 0.7%
180,645	Diagnosticos da America S.A. (Brazil)	2,432,227

	Health Care Supplies 1.0%
224,005	St. Shine Optical Co. Ltd. (Taiwan)	3,403,322

	Health Care Technology 0.5%
458,244	RaySearch Laboratories AB (Sweden)	1,740,236

	Human Resource & Employment Services 1.0%
378,435	Michael Page International plc (United Kingdom)	3,255,643

	Industrial Gases 1.2%
30,690	OCI Materials Co. Ltd. (Korea)	3,839,232

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Industrial Machinery 5.8%
46,490	Andritz AG (Austria)	$4,798,974
9,863	Burckhardt Compression Holding AG (Switzerland)	3,007,763
73,740	Konecranes Oyj (Finland)	3,000,431
316,429	Rotork plc (United Kingdom)	8,568,311

		19,375,479

	Internet Retail 3.8%
258,145	Start Today Co. Ltd. (Japan)	5,148,841
409,009	Yoox S.p.A.* (Italy)	7,537,353

		12,686,194

	Internet Software & Services 1.6%
387,493	GMO internet, Inc. (Japan)	1,739,020
489	Kakaku.com, Inc. (Japan)	3,434,517

		5,173,537

	IT Consulting & Other Services 0.6%
1,873,000	CSE Global Ltd. (Singapore)	1,925,514

	Marine Ports & Services 2.2%
3,999,600	International Container Terminal Services, Inc. (Philippines)	4,644,778
146,800	Santos Brasil Participacoes S.A.** (Brazil)	2,649,497

		7,294,275

	Multi-Sector Holdings 1.5%
5,453,990	First Pacific Co. Ltd. (Hong Kong)	4,896,158

	Oil & Gas Equipment & Services 2.0%
16,025	Core Laboratories N.V.	1,787,429
79,385	ShawCor Ltd., Class A (Canada)	2,437,677
90,140	TGS-NOPEC Geophysical Co. ASA (Norway)	2,532,161

		6,757,267

	Oil & Gas Exploration & Production 5.8%
1,174,300	Afren plc* (Nigeria)	2,979,323
341,056	Exillon Energy plc* (United Arab Emirates)	2,383,974
378,245	Gran Tierra Energy, Inc.* (Columbia)	2,500,199
368,160	Pan Orient Energy Corp.* (Canada)	2,045,757
82,030	Petrominerales Ltd. (Colombia)	2,407,495
2,473,918	PetroNeft Resources plc* (United Kingdom)	1,371,834
274,496	Premier Oil plc* (United Kingdom)	1,972,658
148,940	Transglobe Energy Corp.* (Canada)	1,698,466
182,385	Zhaikmunai L.P. GDR* (Kazakhstan)	1,811,963

		19,171,669

	Packaged Foods & Meats 1.7%
38,277	GlaxoSmithKline Consumer Healthcare Ltd. (India)	2,076,432
1,143,618	Hsu Fu Chi International Ltd. (China)	3,724,382

		5,800,814

	Pharmaceuticals 1.1%
9,376,810	PT Kalbe Farma Tbk (Indonesia)	3,700,046

	Precious Metals & Minerals 0.6%
63,878	Pan American Silver Corp. (Canada)	1,978,059

	Publishing 2.0%
260,045	REA Group Ltd. (Australia)	3,318,689
177,420	Rightmove plc (United Kingdom)	3,398,862

		6,717,551

	Research & Consulting Services 2.9%
147,525	AF AB, Class B (Sweden)	2,880,574
137,935	Campbell Brothers Ltd. (Australia)	6,788,331

		9,668,905

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Semiconductors 0.7%
111,450	LMS Co. Ltd. (Korea)	$2,178,548

	Specialized Finance 1.5%
238,245	JSE Ltd. (South Africa)	2,236,298
175,900	Oslo Bors VPS Holding ASA (Norway)	2,872,077

		5,108,375

	Specialty Chemicals 1.0%
86,560	TechnoSemiChem Co. Ltd. (Korea)	3,459,681

	Specialty Stores 0.8%
977,470	L’Occitane International S.A.* (Luxembourg)	2,618,341

	Steel 0.7%
297,423	MOIL Ltd. (India)	2,228,214

	Thrifts & Mortgage Finance 3.6%
725,370	Dewan Housing Finance Corp. Ltd. (India)	3,652,764
631,569	Gruh Finance Ltd. (India)	6,079,818
44,355	Home Capital Group, Inc. (Canada)	2,379,610

		12,112,192

	Trading Companies & Distributors 0.9%
178,555	iMarketKorea, Inc. (Korea)	3,005,474

	Total Common Stocks (cost $255,407,872)	325,528,293

	PREFERRED STOCKS 0.7%

	Diversified Banks 0.7%
190,000	Banco do Estado do Rio Grande do Sul S.A., Series B Pfd. (Brazil)	2,180,548
74,058	Bank of N.T. Butterfield & Son Ltd. (The) Pfd.* *** (Bermuda)	103,681

		2,284,229

	Total Preferred Stocks (cost $1,560,190)	2,284,229

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$4,389,182	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $4,565,000 of United States Treasury Notes 2.625% due 8/15/20; value: $4,479,406; repurchase proceeds: $4,389,182 (cost $4,389,182)	$4,389,182

	Total Short-Term Investments (cost $4,389,182)	4,389,182

	Total Investments (cost $261,357,244) 99.7%§	332,201,704
	Other Assets less Liabilities 0.3%	1,050,544

	NET ASSETS 100.0%	$333,252,248

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 71.31%.

GDR Global Depositary Receipt.

	See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

At June 30, 2011, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	4.7
Austria	1.5
Bermuda	0.4
Brazil	6.6
Canada	4.1
China	1.1
Colombia	1.5
Denmark	0.8
Egypt	0.5
Finland	0.9
Germany	2.8
Hong Kong	6.9
India	8.8
Indonesia	10.0
Ireland	0.8
Italy	3.7
Japan	4.0
Kazakhstan	0.6
Korea	6.1
Luxembourg	0.8
Mexico	0.9
Nigeria	0.9
Norway	2.6
Philippines	1.4
Poland	0.9
Singapore	0.6
South Africa	3.4
Sweden	1.4
Switzerland	2.6
Taiwan	3.2
Thailand	0.7
Turkey	3.0
United Arab Emirates	0.7
United Kingdom	10.6
United States	0.5

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 89.5%

	Advertising 0.8%
19,406	1000mercis (France)	$1,352,334

	Air Freight & Logistics 1.8%
3,570,901	Aramex PJSC* (United Arab Emirates)	1,710,463
927,084	Goodpack Ltd. (Singapore)	1,382,940

		3,093,403

	Apparel Retail 2.1%
60,000	Cia. Hering (Brazil)	1,381,035
1,415,905	IT Ltd.* (Hong Kong)	1,384,882
2,435,225	Padini Holdings Berhad (Malaysia)	854,889

		3,620,806

	Apparel, Accessories & Luxury Goods 5.1%
235,108	China Lilang Ltd. (China)	330,284
18,454	Gerry Weber International AG (Germany)	1,212,986
44,909	LG Fashion Corp. (Korea)	1,767,870
118,545	Lovable Lingerie Ltd.* (India)	1,107,684
491,356	Ports Design Ltd. (China)	1,166,528
145,300	Restoque Comercio e Confeccoes de Roupas S.A. (Brazil)	1,863,179
109,025	Ted Baker plc (United Kingdom)	1,395,755

		8,844,286

	Application Software 0.0%
41,558	Technology One Ltd. (Australia)	45,433

	Auto Parts & Equipment 1.0%
2,500,000	Norstar Founders Group Ltd.* *** (Hong Kong)	32,993
69,407	WABCO-TVS India Ltd. (India)	1,646,112

		1,679,105

	Biotechnology 2.1%
291,620	Abcam plc (United Kingdom)	1,953,395
42,000	Seegene, Inc.* (Korea)	1,745,740

		3,699,135

	Brewers 1.6%
58,000	Carlsberg Brewery-Malay Berhad (Malaysia)	139,897
100,715	Olvi Oyj, Class A (Finland)	2,721,350

		2,861,247

	Building Products 0.7%
816,500	Dynasty Ceramic Public Co. Ltd.*** (Thailand)	1,242,356

	Catalog Retail 1.0%
14,240	Hyundai Home Shopping Network Corp.* (Korea)	1,707,069

	Coal & Consumable Fuels 1.2%
3,591,295	PT Resource Alam Indonesia Tbk (Indonesia)	2,098,052

	Commodity Chemicals 2.9%
848,568	Berger Paints India Ltd. (India)	1,896,976
95,280	Tikkurila Oyj (Finland)	2,213,087
48,810	Tokai Carbon Korea Co. Ltd. (Korea)	1,010,898

		5,120,961

	Computer Hardware 0.5%
250,915	Advantech Co. Ltd. (Taiwan)	854,430

	Construction & Engineering 1.5%
190,615	Kentz Corp. Ltd. (Ireland)	1,335,641
63,310	Lycopodium Ltd. (Australia)	390,627
343,540	Shaft Sinkers Holdings plc* (South Africa)	905,562

		2,631,830

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Construction & Farm Machinery & Heavy Trucks 2.0%
32,345	Eicher Motors Ltd. (India)	$942,832
18,305	Faiveley Transport (France)	1,872,727
68,308	VST Tillers Tractors Ltd. (India)	733,773

		3,549,332

	Construction Materials 0.5%
4,435,973	Diamond Building Products Public Co. Ltd.*** (Thailand)	837,385

	Data Processing & Outsourced Services 1.1%
108,185	Wirecard AG (Germany)	1,938,440

	Distributors 0.4%
1,974,000	PT Sumber Alfaria Trijaya Tbk (Indonesia)	783,452

	Diversified Banks 1.7%
100,000	Federal Bank Ltd. (India)	1,008,700
3,713,575	South Indian Bank Ltd. (India)	1,990,947

		2,999,647

	Diversified Metals & Mining 0.4%
580,000	Metorex Ltd.* (South Africa)	677,875

	Education Services 0.4%
906,172	Advtech Ltd. (South Africa)	754,139

	Electrical Components & Equipment 0.6%
204,900	Amara Raja Batteries Ltd. (India)	1,035,902

	Electronic Components 0.5%
500,000	TXC Corp. (Taiwan)	876,558

	Environmental & Facilities Services 1.0%
436,141	RPS Group plc (United Kingdom)	1,718,700

	Food Retail 0.4%
1,595,676	BreadTalk Group Ltd. (Singapore)	780,371

	Footwear 1.7%
616,979	Anta Sports Products Ltd. (China)	1,104,465
139,320	Bata India Ltd. (India)	1,898,336

		3,002,801

	General Merchandise Stores 1.5%
5,701,500	PT Mitra Adiperkasa Tbk (Indonesia)	2,648,902

	Gold 1.9%
475,755	Highland Gold Mining Ltd.* (United Kingdom)	1,361,650
139,704	Koza Altin Isletmeleri AS (Turkey)	1,876,817

		3,238,467

	Health Care Equipment 1.1%
117,472	Immunodiagnostic Systems Holdings plc (United Kingdom)	1,997,640

	Health Care Facilities 2.0%
1,719,730	KPJ Healthcare Berhad (Malaysia)	2,634,517
469,385	Raffles Medical Group Ltd. (Singapore)	895,836

		3,530,353

	Health Care Services 0.6%
67,534	Fleury S.A. (Brazil)	984,194

	Health Care Supplies 0.8%
19,706	Sartorius Stedim Biotech (France)	1,364,150

	Homefurnishing Retail 0.6%
81,205	Lewis Group Ltd. (South Africa)	1,017,903

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value

	Human Resource & Employment Services 0.4%
96,244	Sthree plc (United Kingdom)	$614,063

	Industrial Gases 0.3%
63,074	SOL S.p.A. (Italy)	533,858

	Industrial Machinery 3.5%
3,726	Burckhardt Compression Holding AG (Switzerland)	1,136,260
39,200	FAG Bearings India Ltd. (India)	1,042,734
134,855	Hy-Lok Corp. (Korea)	1,977,658
132,047	SKF India Ltd. (India)	2,020,330

		6,176,982

	Internet Retail 2.0%
289,320	CDON Group AB* (Sweden)	1,762,541
45,752	Start Today Co. Ltd. (Japan)	912,549
166,771	Webjet Ltd. (Australia)	357,447
20,543	Yoox S.p.A.* (Italy)	378,573

		3,411,110

	Internet Software & Services 3.1%
18,647	Daum Communications Corp. (Korea)	1,945,428
380	Kakaku.com, Inc. (Japan)	2,668,950
1,446,680	Pacific Online Ltd. (China)	745,477

		5,359,855

	IT Consulting & Other Services 3.9%
25,599	Alten Ltd. (France)	1,019,773
73,692	CMC Ltd. (India)	1,866,105
1,299,538	CSE Global Ltd. (Singapore)	1,335,974
296,227	HiQ International AB* (Sweden)	1,734,309
130,420	SMS Management & Technology Ltd. (Australia)	883,359

		6,839,520

	Life Sciences Tools & Services 0.1%
42,320	LINICAL Co. Ltd. (Japan)	154,846

	Oil & Gas Equipment & Services 0.6%
71,134	Pason Systems, Inc. (Canada)	1,072,246

	Oil & Gas Exploration & Production 6.6%
766,591	Afren plc* (Nigeria)	1,944,922
205,905	Coastal Energy Co.* (United Kingdom)	1,722,635
190,095	Exillon Energy plc* (United Arab Emirates)	1,328,760
269,711	Gran Tierra Energy, Inc.* (Columbia)	1,782,790
163,523	Pan Orient Energy Corp.* (Canada)	908,649
1,497,446	PetroNeft Resources plc* (United Kingdom)	830,362
193,633	Selan Exploration Technology Ltd. (India)	1,223,191
149,050	Transglobe Energy Corp.* (Canada)	1,699,720

		11,441,029

	Packaged Foods & Meats 2.6%
400,000	Grupo Herdez S.A.B. (Mexico)	859,459
183,660	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	1,815,923
475,630	Standard Foods Corp. (Taiwan)	1,776,825

		4,452,207

	Personal Products 0.5%
455,000	Biostime International Holdings Ltd. (China)	945,774

	Pharmaceuticals 0.6%
28,736	Daewoong Pharmaceutical Co. Ltd. (Korea)	1,031,826

	Precious Metals & Minerals 0.1%
279,430	Anooraq Resources Corp.* (South Africa)	192,902

	Property & Casualty Insurance 1.0%
868,715	Beazley plc (United Kingdom)	1,746,482

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value

	Regional Banks 0.8%
42,577	Canadian Western Bank (Canada)	$1,359,498

	Research & Consulting Services 2.4%
90,200	AF AB, Class B (Sweden)	1,761,246
19,573	Bertrandt AG (Germany)	1,487,455
45,987	eClerx Services Ltd. (India)	866,312

		4,115,013

	Restaurants 1.6%
581,950	FU JI Food & Catering Services Holdings Ltd.* *** (China)	748
1,115,444	KFC Holdings Malaysia Berhad (Malaysia)	1,423,677
16,665	Shinsegae Food Co. Ltd. (Korea)	1,406,192

		2,830,617

	Semiconductor Equipment 0.8%
55,410	Koh Young Technology, Inc. (Korea)	1,353,890

	Semiconductors 2.5%
81,192	Hana Micron, Inc. (Korea)	884,101
104,408	Melexis N.V. (Belgium)	1,911,965
635,358	Sporton International, Inc. (Taiwan)	1,572,239

		4,368,305

	Specialized Finance 2.8%
84,107	JSE Ltd. (South Africa)	789,474
132,600	Oslo Bors VPS Holding ASA (Norway)	2,165,079
101,770	Warsaw Stock Exchange* (Poland)	1,931,176

		4,885,729

	Specialty Chemicals 2.0%
562,310	DuluxGroup Ltd. (Australia)	1,699,494
44,609	TechnoSemiChem Co. Ltd. (Korea)	1,782,959

		3,482,453

	Steel 0.8%
127,344	MOIL Ltd. (India)	954,028
176,614	Ratnamani Metals & Tubes Ltd. (India)	384,420

		1,338,448

	Thrifts & Mortgage Finance 1.7%
346,704	Dewan Housing Finance Corp. Ltd. (India)	1,745,906
23,629	Home Capital Group, Inc. (Canada)	1,267,677

		3,013,583

	Tires & Rubber 0.8%
199,183	Goodyear India Ltd. (India)	1,454,351

	Tobacco 0.2%
4,496	Godfrey Phillips India Ltd. (India)	284,127

	Trading Companies & Distributors 5.2%
94,628	iMarketKorea, Inc. (Korea)	1,592,798
33,727	Indutrade AB (Sweden)	1,081,263
152,730	MonotaRO Co. Ltd. (Japan)	2,752,848
2,507,500	PT Hexindo Adiperkasa Tbk (Indonesia)	2,020,176
8,779	Thermador Groupe (France)	1,700,612

		9,147,697

	Trucking 1.1%
113,766	Tegma Gestao Logistica (Brazil)	1,841,759

	Total Common Stocks (cost $132,755,037)	156,034,828

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares			Value
		PREFERRED STOCKS 1.5%

		Diversified Banks 1.0%
225,000		Banco ABC Brasil S.A. Pfd. (Brazil)	$1,690,710

		Regional Banks 0.5%
145,910		Banco Daycoval S.A. Pfd. (Brazil)	916,790

		Total Preferred Stocks (cost $2,364,796)	2,607,500

Principal Amount			Value
		SHORT-TERM INVESTMENTS 10.8%

		Repurchase Agreement 10.8%
$18,896,896		Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $19,645,000 of United States Treasury Notes 2.625% due 8/15/20; value: $19,276,656; repurchase proceeds: $18,896,901‡ (cost $18,896,896)	$18,896,896

		Total Short-Term Investments (cost $18,896,896)	18,896,896

		Total Investments (cost $154,016,729) 101.8%§	177,539,224
		Liabilities less Other Assets (1.8%)	(3,219,187)

		NET ASSETS 100.0%	$174,320,037

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees

(see Note 10).

‡All or a portion of this security has been designated as collateral for forward foreign currency contracts (see Note 4).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 62.99%.

See Notes to Schedules of Investments.

Contracts			Net Unrealized Appreciation
		FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS LONG 0.0%
5,474,500,000	KRW	USD, State Street Bank And Trust Company, settlement date 7/8/11, (cost $5,085,462 value $5,126,664)	$41,202

		Total Forward Foreign Currency Exchange Contracts (cost $5,085,462 value $5,126,664)	41,202

Contracts			Net Unrealized Depreciation
		FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SHORT 0.1%
5,474,500,000	KRW	USD, State Street Bank And Trust Company, settlement date 7/8/11, (cost $5,000,000 value $5,126,664)	$(126,664)

		Total Forward Foreign Currency Exchange Contracts Short (cost $5,000,000 value $5,126,664)	(126,664)

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

At June 30, 2011, Wasatch International Opportunities Fund’s investments, excluding short-term investments and forward foreign currency exchange contracts, were in the following countries:

COUNTRY	%
Australia	2.1
Belgium	1.2
Brazil	5.5
Canada	4.0
China	2.7
Columbia	1.1
Finland	3.1
France	4.6
Germany	2.9
Hong Kong	0.9
India	15.2
Indonesia	4.8
Ireland	0.9
Italy	0.6
Japan	4.1
Korea	11.5
Malaysia	3.2
Mexico	0.5
Nigeria	1.2
Norway	1.4
Poland	1.2
Singapore	2.8
South Africa	2.7
Sweden	4.0
Switzerland	0.7
Taiwan	3.2
Thailand	1.3
Turkey	2.3
United Arab Emirates	1.9
United Kingdom	8.4

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX) – Schedule of Investments

(formerly Wasatch-1st Source Income Equity Fund)

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 96.9%

	Aerospace & Defense 3.9%
294,000	L-3 Communications Holdings, Inc.	$25,710,300
523,245	Raytheon Co.	26,083,763
300,500	Rockwell Collins, Inc.	18,537,845

		70,331,908

	Agricultural Products 1.4%
845,000	Archer Daniels Midland Co.	25,476,750

	Aluminum 0.9%
1,034,000	Alcoa, Inc.	16,399,240

	Asset Management & Custody Banks 2.4%
105,400	BlackRock, Inc.	20,216,774
495,000	Northern Trust Corp.	22,750,200

		42,966,974

	Auto Parts & Equipment 1.2%
533,460	Johnson Controls, Inc.	22,223,944

	Coal & Consumable Fuels 0.7%
487,350	Cameco Corp. (Canada)	12,841,672

	Communications Equipment 1.8%
575,083	Harris Corp.	25,913,240
1,118,000	Nokia Oyj ADR (Finland)	7,177,560

		33,090,800

	Computer & Electronics Retail 1.1%
618,605	Best Buy Co., Inc.	19,430,383

	Computer Hardware 1.2%
598,000	Hewlett-Packard Co.	21,767,200

	Construction & Engineering 1.1%
322,200	Fluor Corp.	20,833,452

	Construction & Farm Machinery & Heavy Trucks 1.1%
250,000	Deere & Co.	20,612,500

	Data Processing & Outsourced Services 1.3%
625,000	Computer Sciences Corp.	23,725,000

	Diversified Chemicals 1.0%
340,925	E.I. du Pont de Nemours and Co.	18,426,996

	Drug Retail 1.1%
527,000	CVS Caremark Corp.	19,804,660

	Electric Utilities 2.1%
973,000	Duke Energy Corp.	18,321,590
350,000	NextEra Energy, Inc.	20,111,000

		38,432,590

	Electrical Components & Equipment 1.4%
440,000	Emerson Electric Co.	24,750,000

	Electronic Components 0.9%
857,300	Corning, Inc.	15,559,995

	Environmental & Facilities Services 0.9%
428,190	Waste Management, Inc.	15,958,641

	Fertilizers & Agricultural Chemicals 1.0%
277,000	Syngenta AG ADR (Switzerland)	18,714,120

	Food Distributors 1.4%
841,440	Sysco Corp.	26,236,099

WASATCH LARGE CAP VALUE FUND (FMIEX) – Schedule of Investments (continued)

(formerly Wasatch-1st Source Income Equity Fund)

June 30, 2011 (Unaudited)

Shares		Value
	Gold 1.4%
573,000	Barrick Gold Corp. (Canada)	$25,951,170

	Health Care Distributors 1.5%
326,000	McKesson Corp.	27,269,900

	Health Care Equipment 3.7%
196,000	C. R. Bard, Inc.	21,532,560
640,305	Medtronic, Inc.	24,670,952
325,000	Zimmer Holdings, Inc.*	20,540,000

		66,743,512

	Home Improvement Retail 1.4%
686,000	Home Depot, Inc. (The)	24,846,920

	Household Products 1.2%
330,000	Kimberly-Clark Corp.	21,964,800

	Hypermarkets & Super Centers 1.6%
534,280	Wal-Mart Stores, Inc.	28,391,639

	Industrial Machinery 0.8%
170,000	Parker Hannifin Corp.	15,255,800

	Insurance Brokers 1.4%
811,290	Marsh & McLennan Cos., Inc.	25,304,135

	Integrated Oil & Gas 8.3%
308,000	Chevron Corp.	31,674,720
502,000	ConocoPhillips	37,745,380
467,000	Exxon Mobil Corp.	38,004,460
835,895	Marathon Oil Corp.	44,034,949

		151,459,509

	Integrated Telecommunication Services 3.4%
951,200	AT&T, Inc.	29,877,192
833,000	Verizon Communications, Inc.	31,012,590

		60,889,782

	Investment Banking & Brokerage 1.2%
159,000	Goldman Sachs Group, Inc. (The)	21,161,310

	Life & Health Insurance 2.6%
734,000	MetLife, Inc.	32,200,580
610,000	Unum Group	15,542,800

		47,743,380

	Multi-Line Insurance 2.2%
766,420	Genworth Financial, Inc., Class A*	7,878,798
773,370	Loews Corp.	32,551,143

		40,429,941

	Oil & Gas Drilling 2.3%
325,000	Ensco plc ADR (United Kingdom)	17,322,500
373,750	Transocean Ltd. (Switzerland)	24,129,300

		41,451,800

	Oil & Gas Equipment & Services 2.0%
211,000	National Oilwell Varco, Inc.	16,502,310
239,000	Schlumberger Ltd.	20,649,600

		37,151,910

	Oil & Gas Exploration & Production 2.2%
270,000	Anadarko Petroleum Corp.	20,725,200
401,590	Ultra Petroleum Corp.*	18,392,822

		39,118,022

	Oil & Gas Storage & Transportation 3.2%
900,000	Spectra Energy Corp.	24,669,000
1,130,000	Williams Cos., Inc. (The)	34,182,500

		58,851,500

WASATCH LARGE CAP VALUE FUND (FMIEX) – Schedule of Investments (continued)

(formerly Wasatch-1st Source Income Equity Fund)

June 30, 2011 (Unaudited)

Shares		Value
	Other Diversified Financial Services 3.1%
1,989,500	Bank of America Corp.	$21,804,920
841,000	JPMorgan Chase & Co.	34,430,540

		56,235,460

	Packaged Foods & Meats 1.2%
423,575	HJ Heinz Co.	22,568,076

	Personal Products 1.1%
702,325	Avon Products, Inc.	19,665,100

	Pharmaceuticals 5.8%
519,000	Abbott Laboratories	27,309,780
390,000	Johnson & Johnson	25,942,800
792,000	Merck & Co., Inc.	27,949,680
1,214,000	Pfizer, Inc.	25,008,400

		106,210,660

	Property & Casualty Insurance 3.0%
737,860	Allstate Corp. (The)	22,526,866
538,000	Travelers Cos., Inc. (The)	31,408,440

		53,935,306

	Regional Banks 1.4%
435,000	PNC Financial Services Group, Inc.	25,930,350

	Semiconductors 3.2%
1,619,000	Intel Corp.	35,877,040
663,630	Texas Instruments, Inc.	21,786,973

		57,664,013

	Soft Drinks 1.2%
300,000	PepsiCo, Inc.	21,129,000

	Specialized Finance 1.0%
509,000	NYSE Euronext	17,443,430

	Steel 1.8%
150,580	Cliffs Natural Resources, Inc.	13,921,121
472,090	Nucor Corp.	19,459,550

		33,380,671

	Systems Software 2.7%
955,300	Microsoft Corp.	24,837,800
1,206,440	Symantec Corp.*	23,790,997

		48,628,797

	Technology Distributors 1.4%
780,000	Avnet, Inc.*	24,866,400

	Water Utilities 1.1%
708,085	American Water Works Co., Inc.	20,853,103

	Wireless Telecommunication Services 0.6%
2,060,000	Sprint Nextel Corp.*	11,103,400

	Total Common Stocks (cost $1,454,852,717)	1,761,181,720

WASATCH LARGE CAP VALUE FUND (FMIEX) – Schedule of Investments (continued)

(formerly Wasatch-1st Source Income Equity Fund)

June 30, 2011 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.5%

	Repurchase Agreement 3.5%
$63,433,263	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $65,940,000 of United States Treasury Notes 2.625% due 8/15/20; value: $64,703,625; repurchase proceeds: $63,433,280 (cost $63,433,263)	$63,433,263

	Total Short-Term Investments (cost $63,433,263)	63,433,263

	Total Investments (cost $1,518,285,980) 100.4%	1,824,614,983
	Liabilities less Other Assets (0.4%)	(6,972,010)

	NET ASSETS 100.0%	$1,817,642,973

	*Non-income producing. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Large Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.2
Finland	0.4
Switzerland	2.4
United Kingdom	1.0
United States	94.0

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments

(formerly Wasatch-1st Source Long/Short Fund)

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 78.7%

	Agricultural Products 1.0%
270,000	Archer Daniels Midland Co.‡	$8,140,500

	Apparel Retail 1.4%
750,000	Chico’s FAS, Inc.‡	11,422,500

	Apparel, Accessories & Luxury Goods 1.8%
500,000	Carter’s, Inc.*	15,380,000

	Automobile Manufacturers 1.0%
100,000	Toyota Motor Corp., ADR (Japan)	8,242,000

	Automotive Retail 0.8%
600,000	Pep Boys-Manny, Moe, & Jack (The)‡	6,558,000

	Coal & Consumable Fuels 1.7%
300,000	CONSOL Energy, Inc.	14,544,000

	Communications Equipment 6.5%
1,000,000	Blue Coat Systems, Inc.* ‡	21,860,000
800,000	Brocade Communications Systems, Inc.*	5,168,000
1,200,000	Cisco Systems, Inc.‡	18,732,000
400,000	Motorola Mobility Holdings, Inc.* ‡	8,816,000

		54,576,000

	Computer & Electronics Retail 3.2%
850,000	Best Buy Co., Inc.‡	26,698,500

	Computer Hardware 2.6%
1,250,000	Silicon Graphics International Corp.*	21,500,000

	Computer Storage & Peripherals 0.4%
200,000	Electronics for Imaging, Inc.* ‡	3,444,000

	Data Processing & Outsourced Services 6.8%
2,500,000	Convergys Corp.* ‡	34,100,000
275,000	Visa, Inc., Class A	23,171,500

		57,271,500

	Diversified Support Services 2.1%
516,021	Iron Mountain, Inc.‡	17,591,156

	Environmental & Facilities Services 2.1%
360,000	Republic Services, Inc.‡	11,106,000
175,000	Waste Management, Inc.‡	6,522,250

		17,628,250

	Fertilizers & Agricultural Chemicals 1.2%
140,000	Monsanto Co.‡	10,155,600

	General Merchandise Stores 0.7%
125,000	Target Corp.	5,863,750

	Gold 2.8%
220,000	Newmont Mining Corp.‡	11,873,400
1,000,000	Yamana Gold, Inc. (Canada)	11,630,000

		23,503,400

	Health Care Equipment 2.6%
200,000	Medtronic, Inc.‡	7,706,000
1,594,612	Symmetry Medical, Inc.* ‡	14,303,669

		22,009,669

	Health Care Services 0.9%
350,000	MedQuist Holdings, Inc.* ‡	4,522,000
100,000	Omnicare, Inc.‡	3,189,000

		7,711,000

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

(formerly Wasatch-1st Source Long/Short Fund)

June 30, 2011 (Unaudited)

Shares		Value
	Health Care Technology 0.5%
320,000	Emdeon, Inc., Class A* ‡	$4,198,400

	Heavy Electrical Equipment 0.4%
87,300	General Cable Corp.* ‡	3,717,234

	Hypermarkets & Super Centers 3.8%
600,000	Wal-Mart Stores, Inc.‡	31,884,000

	Integrated Oil & Gas 4.2%
120,000	ConocoPhillips‡	9,022,800
250,000	Occidental Petroleum Corp.	26,010,000

		35,032,800

	Integrated Telecommunication Services 1.0%
325,000	Telefonica S.A., ADR (Spain)	7,959,250

	IT Consulting & Other Services 1.1%
550,500	Saic, Inc.* ‡	9,259,410

	Life & Health Insurance 1.7%
550,000	Unum Group‡	14,014,000

	Multi-Line Insurance 3.5%
700,000	Loews Corp.‡	29,463,000

	Oil & Gas Drilling 4.0%
600,000	Noble Corp.*	23,646,000
150,000	Transocean Ltd. (Switzerland)	9,684,000

		33,330,000

	Oil & Gas Exploration & Production 4.9%
275,000	Devon Energy Corp.	21,672,750
210,000	Range Resources Corp.‡	11,655,000
500,000	Rex Energy Corp.*	5,135,000
230,070	Venoco, Inc.* ‡	2,931,092

		41,393,842

	Property & Casualty Insurance 4.7%
350,000	Allstate Corp. (The)‡	10,685,500
1,000,000	CNA Financial Corp.	29,050,000

		39,735,500

	Regional Banks 2.4%
3,000,000	Huntington Bancshares, Inc.	19,680,000

	Research & Consulting Services 0.9%
600,000	Resources Connection, Inc.	7,224,000

	Semiconductors 1.1%
400,000	Intel Corp.‡	8,864,000

	Steel 3.4%
200,000	Nucor Corp.‡	8,244,000
1,250,000	Steel Dynamics, Inc.‡	20,312,500

		28,556,500

	Systems Software 1.5%
350,000	Microsoft Corp.‡	9,100,000
100,000	Oracle Corp.‡	3,291,000

		12,391,000

	Total Common Stocks (cost $625,267,922)	658,942,761

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

(formerly Wasatch-1st Source Long/Short Fund)

June 30, 2011 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.7%

	Cable & Satellite 0.2%
75,000	Comcast Corp., 7.00%, Series B Pfd.	$1,905,000

	Specialized REITs 0.5%
75,000	Public Storage, 6.625%Series M Pfd.§§§	1,931,250
75,000	Public Storage, 7.25%Series K Pfd.§§§	1,894,500

		3,825,750

	Total Preferred Stocks (cost $4,672,590)	5,730,750

Principal Amount		Value
	SHORT-TERM INVESTMENTS 21.1%

	Repurchase Agreement 21.1%
$176,293,570	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $183,260,000 of United States Treasury Notes 2.625% due 8/15/20; value: $179,823,875; repurchase proceeds: $176,293,619‡ (cost $176,293,570)	$176,293,570

	Total Short-Term Investments (cost $176,293,570)	176,293,570

	Total Investments (cost $806,234,082) 100.5%	840,967,081
	Liabilities less Other Assets (0.5%)	(3,938,280)

	NET ASSETS 100.0%	$837,028,801

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.0%

	Automotive Retail 0.0%
119	Pep Boys-Manny, Moe, & Jack (The), expiring 7/16/11, exercise price $15	$1,190

	Heavy Electrical Equipment 0.0%
873	General Cable Corp., expiring 8/20/11, exercise price $43	178,092

	Integrated Oil & Gas 0.0%
1,200	ConocoPhillips, expiring 8/20/11, exercise price $80	57,600

	Steel 0.0%
1,000	Nucor Corp., expiring 7/16/11, exercise price $46	2,000
1,000	Nucor Corp., expiring 7/16/11, exercise price $50	2,000

		4,000

	Total Call Options Written (premium $1,570,699)	240,882

Shares		Value
	SECURITIES SOLD SHORT 12.9%

	Aerospace & Defense 0.8%
40,000	Precision Castparts Corp.	$6,586,000

	Application Software 1.1%
61,107	Salesforce.com, Inc.*	9,121,303

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

(formerly Wasatch-1st Source Long/Short Fund)

June 30, 2011 (Unaudited)

Shares		Value
	Health Care Supplies 0.5%
200,000	Align Technology, Inc.*	$4,560,000

	Homebuilding 1.1%
500,000	Lennar Corp., Class A	9,075,000

	Household Products 0.4%
50,000	Procter & Gamble Co. (The)	3,178,500

	Motorcycle Manufacturers 0.7%
133,376	Harley-Davidson, Inc.	5,464,415

	Office REITs 0.7%
90,000	Digital Realty Trust, Inc.	5,560,200

	Packaged Foods & Meats 3.2%
200,000	General Mills, Inc.	7,444,000
200,000	Hershey Co. (The)	11,370,000
150,000	Kellogg Co.	8,298,000

		27,112,000

	Retail REITs 2.4%
280,000	Regency Centers Corp.	12,311,600
70,000	Simon Property Group, Inc.	8,136,100

		20,447,700

	Soft Drinks 1.0%
120,000	Coca-Cola Co. (The)	8,074,800

	Systems Software 1.1%
200,000	Red Hat, Inc.*	9,180,000

	Total Securities Sold Short (proceeds $102,320,024)	108,359,918

*Non-income producing.

‡All or a portion of this security has been designated as collateral for call options written and short sales (see Notes 5, 4 and 3 respectively).

§§§Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Long/Short Fund’s investments, excluding short-term investments, options written and securities sold short, were in the following countries:

COUNTRY	%
Canada	1.7
Japan	1.2
Spain	1.2
Switzerland	1.5
United States	94.4

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 96.2%

	Advertising 1.0%
162,155	ReachLocal, Inc.*	$3,377,689

	Air Freight & Logistics 1.1%
2,468,075	Goodpack Ltd. (Singapore)	3,681,650

	Apparel Retail 1.2%
88,079	Body Central Corp.*	2,072,499
75,400	Zumiez, Inc.*	1,882,738

		3,955,237

	Apparel, Accessories & Luxury Goods 0.5%
694,590	Ports Design Ltd. (China)	1,649,026

	Application Software 6.8%
352,302	Convio, Inc.*	3,808,385
196,138	Interactive Intelligence, Inc.*	6,874,637
60,422	RealPage, Inc.*	1,599,370
154,645	Tyler Technologies, Inc.*	4,141,393
72,460	Ultimate Software Group, Inc.*	3,943,998
88,450	VanceInfo Technologies, Inc. ADR* (China)	2,044,079

		22,411,862

	Asset Management & Custody Banks 3.5%
64,402	Diamond Hill Investment Group, Inc.	5,235,239
49,282	Virtus Investment Partners, Inc.*	2,991,417
84,097	Westwood Holdings Group, Inc.	3,204,096

		11,430,752

	Automotive Retail 1.5%
131,470	Monro Muffler Brake, Inc.	4,902,516

	Biotechnology 3.1%
185,095	3SBio, Inc. ADR* (China)	3,226,206
614,227	Abcam plc (United Kingdom)	4,114,355
258,770	Exact Sciences Corp.*	2,225,422
295,586	NeurogesX, Inc.*	517,275

		10,083,258

	Commercial Printing 0.5%
211,913	InnerWorkings, Inc.*	1,767,354

	Computer Storage & Peripherals 1.0%
333,265	Intevac, Inc.*	3,402,636

	Construction & Engineering 0.3%
100,360	Orion Marine Group, Inc.*	944,388

	Consumer Finance 2.6%
402,931	Dollar Financial Corp.*	8,723,456

	Data Processing & Outsourced Services 1.5%
266,630	Wirecard AG (Germany)	4,777,430

	Diversified Banks 0.6%
167,403	Encore Bancshares, Inc.*	2,012,184

	Diversified Support Services 1.4%
300,450	STR Holdings, Inc.*	4,482,714

	Electronic Manufacturing Services 2.2%
158,880	Fabrinet*	3,857,606
44,420	IPG Photonics Corp.*	3,229,778

		7,087,384

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Environmental & Facilities Services 1.5%
185,549	Heritage-Crystal Clean, Inc.*	$3,558,830
324,319	RPS Group plc (United Kingdom)	1,278,043

		4,836,873

	General Merchandise Stores 1.6%
300,176	Gordman Stores, Inc.*	5,220,061

	Health Care Distributors 1.2%
50,901	MWI Veterinary Supply, Inc.*	4,111,274

	Health Care Equipment 7.0%
121,192	Abaxis, Inc.*	3,302,482
371,183	AtriCure, Inc.*	4,788,261
476,001	Cardica, Inc.*	1,304,243
341,000	Cardica, Inc. PIPE* *** †	934,340
212,726	Cardiovascular Systems, Inc.*	3,097,290
14,145,735	LMA International N.V. (Singapore)	3,506,276
92,795	NuVasive, Inc.*	3,051,100
170,090	Synovis Life Technologies, Inc.*	2,962,968

		22,946,960

	Health Care Services 6.0%
154,347	Bio-Reference Laboratories, Inc.*	3,225,852
199,757	CorVel Corp.*	9,368,604
129,790	Healthways, Inc.*	1,970,212
108,855	IPC The Hospitalist Co., Inc.*	5,045,429

		19,610,097

	Health Care Technology 2.4%
109,110	Computer Programs and Systems, Inc.	6,926,303
257,101	RaySearch Laboratories AB (Sweden)	976,371

		7,902,674

	Human Resource & Employment Services 0.8%
216,181	CTPartners Executive Search Inc.*	2,583,363

	Industrial Machinery 0.6%
250,000	AIA Engineering Ltd. (India)	2,076,506

	Internet Software & Services 6.2%
50,125	Constant Contact, Inc.*	1,272,172
217,595	DealerTrack Holdings, Inc.*	4,993,805
240,229	Envestnet, Inc.*	3,567,401
29,935	Responsys, Inc.*	530,748
195,045	SciQuest, Inc.*	3,333,319
214,655	SPS Commerce, Inc.*	3,818,712
398,145	TechTarget, Inc.*	3,013,958

		20,530,115

	IT Consulting & Other Services 1.4%
2,040,773	CSG Ltd. (Australia)	2,187,967
169,598	hiSoft Technology International Ltd. ADR* (China)	2,484,611

		4,672,578

	Life Sciences Tools & Services 3.7%
61,879	Fluidigm Corp.*	1,037,711
187,499	ICON plc ADR* (Ireland)	4,417,476
263,436	MEDTOX Scientific, Inc.	4,602,227
188,440	ShangPharma Corp. ADR* (China)	1,972,967

		12,030,381

	Oil & Gas Equipment & Services 0.8%
180,915	Pason Systems, Inc. (Canada)	2,727,041

	Oil & Gas Exploration & Production 0.9%
820,710	Ithaca Energy, Inc.* (Canada)	1,769,725
201,980	Triangle Petroleum Corp.*	1,304,791

		3,074,516

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Pharmaceuticals 1.5%
550,065	Akorn, Inc.*	$3,850,455
122,936	ISTA Pharmaceuticals, Inc.*	939,846

		4,790,301

	Regional Banks 3.0%
3,424,569	City Union Bank Ltd. (India)	3,435,465
349,902	First California Financial Group, Inc.*	1,243,902
352,730	Nara Bancorp, Inc.*	2,867,695
253,381	Pacific Continental Corp.	2,318,436

		9,865,498

	Research & Consulting Services 3.4%
128,331	CRA International, Inc.*	3,476,487
206,865	eClerx Services Ltd. (India)	3,896,965
316,350	Resources Connection, Inc.	3,808,854

		11,182,306

	Restaurants 1.9%
106,040	Peet’s Coffee & Tea, Inc.*	6,118,508

	Semiconductors 10.7%
203,226	BCD Semiconductor Manufacturing Ltd. ADR* (China)	1,408,356
265,807	Melexis N.V. (Belgium)	4,867,574
441,385	Micrel, Inc.	4,669,853
68,507	NetLogic Microsystems, Inc.*	2,769,053
31,355	NVE Corp.*	1,832,700
771,842	O2Micro International Ltd. ADR* (China)	5,016,973
280,293	Pericom Semiconductor Corp.*	2,505,819
264,483	Power Integrations, Inc.	10,164,082
87,470	Supertex, Inc.*	1,959,328

		35,193,738

	Specialized Finance 0.7%
71,940	Encore Capital Group, Inc.*	2,209,997
154,000	Goldwater Bank, N.A.* *** †	115,500

		2,325,497

	Specialty Chemicals 0.8%
281,227	Neo Material Technologies, Inc.* (Canada)	2,705,563

	Specialty Stores 4.2%
322,805	Big 5 Sporting Goods Corp.	2,537,247
197,015	easyhome Ltd. (Canada)	1,542,052
241,077	Hibbett Sports, Inc.*	9,814,245

		13,893,544

	Systems Software 1.1%
90,220	OPNET Technologies, Inc.	3,693,607

	Thrifts & Mortgage Finance 0.9%
578,300	Dewan Housing Finance Corp. Ltd. (India)	2,912,160

	Trading Companies & Distributors 2.3%
200,328	CAI International, Inc.*	4,138,777
220,363	Rush Enterprises, Inc., Class B*	3,547,844

		7,686,621

	Trucking 2.8%
114,765	Marten Transport, Ltd.	2,478,924
110,422	Old Dominion Freight Line, Inc.*	4,118,741
201,253	Vitran Corp., Inc.* (Canada)	2,555,913

		9,153,578

	Total Common Stocks (cost $231,204,542)	316,532,896

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.9%

	Regional Banks 0.9%
434,600	Banco Daycoval S.A. Pfd. (Brazil)	$2,730,705

	Total Preferred Stocks (cost $1,639,882)	2,730,705

	WARRANTS 0.1%

	Health Care Equipment 0.1%
121,124	Cardica, Inc., expiring 6/7/12* *** †	—
322,500	Cardica, Inc., expiring 9/29/14* *** †	416,025

	Total Warrants (cost $59,692)	416,025

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.2%

	Repurchase Agreement 3.2%
$10,538,641	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $10,955,000 of United States Treasury Notes 2.625% due 8/15/20; value: $10,749,594; repurchase proceeds: $10,538,644 (cost $10,538,641)	$10,538,641

	Total Short-Term Investments (cost $10,538,641)	10,538,641

	Total Investments (cost $243,442,757) 100.4%§	330,218,267
	Liabilities less Other Assets (0.4%)	(1,173,440)

	NET ASSETS 100.0%	$329,044,827

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 9.78%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.7
Belgium	1.5
Brazil	0.9
Canada	3.5
China	5.6
Germany	1.5

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

India	3.8
Ireland	1.4
Singapore	2.2
Sweden	0.3
United Kingdom	1.7
United States	76.9

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 90.3%

	Advertising 0.5%
14,000	1000mercis* (France)	$975,610

	Air Freight & Logistics 0.5%
1,800,000	Aramex PJSC* (United Arab Emirates)	862,201

	Airlines 1.0%
36,501	Allegiant Travel Co.	1,806,800

	Apparel Retail 1.5%
70,610	Body Central Corp.*	1,661,453
3,100,000	Padini Holdings Berhad (Malaysia)	1,088,260

		2,749,713

	Apparel, Accessories & Luxury Goods 3.0%
39,000	LG Fashion Corp. (Korea)	1,535,259
56,000	Maidenform Brands, Inc.* ‡	1,548,960
155,000	Ted Baker plc (United Kingdom)	1,984,334
1,000,000	Zhulian Corp. Berhad (Malaysia)	573,472

		5,642,025

	Application Software 4.8%
275,000	Clicksoftware Technologies Ltd. (Israel)	2,717,000
80,000	Convio, Inc.*	864,800
119,000	Fundtech Ltd. (Israel)	2,375,240
90,000	Interactive Intelligence, Inc.*	3,154,500

		9,111,540

	Asset Management & Custody Banks 4.1%
70,000	Solar Capital Ltd.	1,728,300
100,000	Solar Senior Capital Ltd.	1,795,000
69,000	Virtus Investment Partners, Inc.* ‡	4,188,300

		7,711,600

	Automotive Retail 0.8%
15,000	Delticom AG (Germany)	1,606,463

	Biotechnology 0.3%
291,800	Dyadic International, Inc.*	478,552
63,203	NeurogesX, Inc.*	110,605
37,934	NeurogesX, Inc. PIPE* *** †	66,385

		655,542

	Building Products 0.9%
155,000	NCI Building Systems, Inc.*	1,765,450

	Commercial Printing 0.9%
68,000	Multi-Color Corp.	1,678,920

	Communications Equipment 1.7%
95,000	Blue Coat Systems, Inc.*	2,076,700
90,000	Digi International, Inc.*	1,170,000

		3,246,700

	Computer Hardware 1.2%
130,000	Silicon Graphics International Corp.* ‡	2,236,000

	Computer Storage & Peripherals 1.6%
114,000	Electronics for Imaging, Inc.*	1,963,080
98,000	Intevac, Inc.*	1,000,580

		2,963,660

	Consumer Finance 4.3%
260,000	Advance America Cash Advance Centers, Inc.	1,791,400
136,000	Dollar Financial Corp.*	2,944,400
80,000	First Cash Financial Services, Inc.*	3,359,200

		8,095,000

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Department Stores 0.7%
14,000,000	PT Ramayana Lestari Sentosa Tbk (Indonesia)	$1,275,219

	Diversified Banks 0.1%
55,556	Idaho Trust Bancorp* *** †	187,779

	Diversified Chemicals 0.5%
20,000	LSB Industries, Inc.*	858,400

	Diversified REITs 0.5%
95,000	Hamborner REIT AG (Germany)	973,722

	Education Services 0.6%
45,000	Bridgepoint Education, Inc.* ‡	1,125,000

	Electrical Components & Equipment 1.7%
67,000	Franklin Electric Co., Inc.‡	3,145,650

	Electronic Equipment & Instruments 1.7%
186,000	GSI Group, Inc.*	2,241,300
55,000	Vishay Precision Group, Inc.*	928,400

		3,169,700

	Electronic Manufacturing Services 1.3%
152,000	TTM Technologies, Inc.*	2,435,040

	Environmental & Facilities Services 1.3%
104,000	Heritage-Crystal Clean, Inc.*	1,994,720
131,560	RPS Group plc (United Kingdom)	518,438

		2,513,158

	Gas Utilities 1.0%
220,000	Indraprastha Gas Ltd. (India)	1,873,741

	General Merchandise Stores 0.6%
64,261	Gordman Stores, Inc.*	1,117,499

	Health Care Equipment 5.7%
340,000	Alphatec Holdings, Inc.*	1,183,200
185,000	AtriCure, Inc.*	2,386,500
180,000	Cardica, Inc. PIPE* *** †	493,200
80,000	NuVasive, Inc.*	2,630,400
500,000	Solta Medical, Inc.*	1,380,000
31,154	Symmetry Medical, Inc.*	279,451
41,000	Zoll Medical Corp.* ‡	2,323,060

		10,675,811

	Health Care Facilities 0.5%
500,000	CVS Group plc* (United Kingdom)	896,070

	Health Care Services 2.7%
76,000	Bio-Reference Laboratories, Inc.*	1,588,400
200,000	MedQuist Holdings, Inc.*	2,584,000
100,000	Servizi Italia S.p.A. (Italy)	979,239

		5,151,639

	Health Care Supplies 1.4%
38,000	Sartorius Stedim Biotech (France)	2,630,554

	Health Care Technology 1.8%
75,000	MedAssets, Inc.*	1,002,000
81,000	Transcend Services, Inc.*	2,380,590

		3,382,590

	Hotels, Resorts & Cruise Lines 0.9%
150,000	Orient-Express Hotels Ltd., Class A*	1,612,500

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Human Resource & Employment Services 0.6%
100,000	CTPartners Executive Search Inc.*	$1,195,000

	Industrial Machinery 2.3%
95,000	Gencor Industries, Inc.*	721,050
68,000	Hurco Cos., Inc.*	2,190,280
75,000	John Bean Technologies Corp.	1,449,000

		4,360,330

	Internet Software & Services 1.0%
175,000	Perficient, Inc.*	1,795,500

	IT Consulting & Other Services 1.7%
155,000	Atea ASA (Norway)	1,631,478
82,866	Virtusa Corp.*	1,570,311

		3,201,789

	Life Sciences Tools & Services 0.6%
70,000	MEDTOX Scientific, Inc.	1,222,900

	Metal & Glass Containers 0.9%
160,000	Myers Industries, Inc.	1,644,800

	Oil & Gas Equipment & Services 2.5%
127,000	Matrix Service Co.*	1,699,260
152,000	Tesco Corp.*	2,950,320

		4,649,580

	Oil & Gas Exploration & Production 1.9%
175,200	Pan Orient Energy Corp.* (Canada)	973,535
1,400,000	PetroNeft Resources plc* (United Kingdom)	776,327
70,000	Resolute Energy Corp.*	1,131,200
110,000	Triangle Petroleum Corp.*	710,600

		3,591,662

	Other Diversified Financial Services 0.5%
65,000	Hypoport AG* (Germany)	858,388

	Personal Products 0.5%
60,000	Atrium Innovations, Inc.* (Canada)	985,901

	Pharmaceuticals 1.1%
25,000	Daewoong Pharmaceutical Co. Ltd. (Korea)	897,677
180,000	Whanin Pharmaceutical Co. Ltd. (Korea)	1,198,045

		2,095,722

	Regional Banks 2.8%
1,600,000	City Union Bank Ltd. (India)	1,605,091
200,000	First California Financial Group, Inc.*	711,000
35,000	First of Long Island Corp. (The)	976,150
140,000	OBA Financial Services, Inc.*	2,072,000

		5,364,241

	Research & Consulting Services 1.9%
76,000	Huron Consulting Group, Inc.*	2,295,960
105,000	Resources Connection, Inc.	1,264,200

		3,560,160

	Restaurants 1.4%
170,000	Caribou Coffee Co., Inc.*	2,250,800
140,000	Oishi Group Public Co. Ltd.*** (Thailand)	446,542

		2,697,342

	Semiconductor Equipment 0.5%
40,000	Koh Young Technology, Inc. (Korea)	977,361

	Semiconductors 1.9%
100,000	Melexis N.V. (Belgium)	1,831,244
255,000	O2Micro International Ltd. ADR* (China)	1,657,500

		3,488,744

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Specialized Finance 3.0%
120,000	Encore Capital Group, Inc.* ‡	$3,686,400
41,900	Goldwater Bank, N.A.* *** †	31,425
175,000	Newstar Financial, Inc.*	1,869,000

		5,586,825

	Specialty Chemicals 0.8%
90,000	KMG Chemicals, Inc.	1,515,600

	Specialty Stores 1.1%
260,000	easyhome Ltd. (Canada)	2,035,040

	Steel 2.7%
104,700	AM Castle & Co.*	1,739,067
54,000	Haynes International, Inc.‡	3,344,220

		5,083,287

	Systems Software 2.0%
1,400,000	GuestLogix, Inc.* (Canada)	1,015,965
43,000	OPNET Technologies, Inc.	1,760,420
2,555	Simplex Holdings, Inc. (Japan)	1,061,203

		3,837,588

	Textiles 0.6%
1,000,000	S. Kumars Nationwide Ltd.* (India)	1,213,945

	Thrifts & Mortgage Finance 3.5%
200,000	Dewan Housing Finance Corp. Ltd. (India)	1,007,145
130,000	Ocean Shore Holding Co.	1,570,400
180,000	Oritani Financial Corp.	2,302,200
200,000	Westfield Financial, Inc.	1,624,000

		6,503,745

	Trading Companies & Distributors 2.5%
123,000	CAI International, Inc.*	2,541,180
120,000	Interline Brands, Inc.* ‡	2,204,400

		4,745,580

	Trucking 1.6%
79,000	Marten Transport, Ltd.	1,706,400
103,000	Vitran Corp., Inc.* (Canada)	1,308,100

		3,014,500

	Water Utilities 0.3%
900,000	Sound Global Ltd. (Singapore)	492,708

	Total Common Stocks (cost $136,791,909)	169,849,534

	PREFERRED STOCKS 0.1%

	Pharmaceuticals 0.1%
52,631	Acetylon Pharmaceuticals, Inc., Series B, Pfd.*** †	249,997

	Total Preferred Stocks (cost $249,997)	249,997

	WARRANTS 0.1%

	Biotechnology 0.0%
30,399	NeurogesX, Inc., expiring 12/28/12* *** †	—

	Health Care Equipment 0.1%
58,140	Cardica, Inc., expiring 6/7/12* *** †	—
110,500	Cardica, Inc., expiring 9/29/14* *** †	142,545

		142,545

	Total Warrants (cost $26,915)	142,545

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 10.7%

	Repurchase Agreement 10.7%
$20,048,091	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $20,840,000 of United States Treasury Notes 2.625% due 8/15/20; value: $20,449,250; repurchase proceeds: $20,048,097‡ (cost $20,048,091)	$20,048,091

	Total Short-Term Investments (cost $20,048,091)	20,048,091

	Total Investments (cost $157,116,912) 101.2%§	190,290,167
	Liabilities less Other Assets (1.2%)	(2,248,823)

	NET ASSETS 100.0%	$188,041,344

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.3%

	Apparel, Accessories & Luxury Goods 0.0%
464	Maidenform Brands, Inc., expiring 7/16/11, exercise price $30	$9,280

	Computer Hardware 0.1%
1,300	Silicon Graphics International Corp., expiring 7/16/11, exercise price $18	52,000

	Education Services 0.0%
450	Bridgepoint Education, Inc., expiring 7/16/11, exercise price $25	38,250

	Steel 0.2%
486	Haynes International, Inc., expiring 8/20/11, exercise price $55	388,800

	Total Call Options Written (premium $478,420)	488,330

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡All or a portion of this security has been designated as collateral for call options written (See Notes 5 and 4, respectively).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 12.58%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

At June 30, 2011, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and options written, were in the following countries:

COUNTRY	%
Belgium	1.1
Canada	3.7
China	1.0
France	2.1
Germany	2.0
India	3.3
Indonesia	0.7
Israel	3.0
Italy	0.6
Japan	0.6
Korea	2.7
Malaysia	1.0
Norway	1.0
Singapore	0.3
Thailand	0.3
United Arab Emirates	0.5
United Kingdom	2.4
United States	73.7

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 92.4%

	Aerospace & Defense 2.6%
281,270	HEICO Corp.	$15,396,720
681,160	HEICO Corp., Class A	27,082,921

		42,479,641

	Air Freight & Logistics 1.1%
36,319,023	Aramex PJSC* (United Arab Emirates)	17,396,832

	Apparel Retail 1.6%
923,960	Chico’s FAS, Inc.	14,071,911
498,243	Zumiez, Inc.*	12,441,127

		26,513,038

	Application Software 4.6%
136,645	Concur Technologies, Inc.*	6,841,815
77,807	FactSet Research Systems, Inc.	7,961,212
322,591	RealPage, Inc.*	8,538,984
935,726	Ultimate Software Group, Inc.*	50,931,566

		74,273,577

	Asset Management & Custody Banks 0.6%
289,855	Waddell & Reed Financial, Inc., Class A	10,536,229

	Automotive Retail 3.0%
678,316	Monro Muffler Brake, Inc.	25,294,403
358,833	O’Reilly Automotive, Inc.*	23,507,150

		48,801,553

	Biotechnology 2.6%
1,794,615	Exact Sciences Corp.*	15,433,689
398,079	Myriad Genetics, Inc.*	9,040,374
645,125	Sangamo BioSciences, Inc.*	3,799,786
689,615	Seattle Genetics, Inc.*	14,150,900

		42,424,749

	Broadcasting 0.1%
75,640	Pandora Media, Inc.*	1,430,352

	Computer & Electronics Retail 0.5%
600,319	hhgregg, Inc.*	8,044,275

	Computer Storage & Peripherals 0.2%
125,140	Fusion-io, Inc.*	3,765,463

	Data Processing & Outsourced Services 1.9%
1,702,410	Wirecard AG (Germany)	30,503,485

	Distributors 1.0%
619,623	LKQ Corp.*	16,165,964

	Diversified Banks 3.1%
152,393	HDFC Bank Ltd. ADR (India)	26,880,601
3,362,805	Yes Bank Ltd. (India)	23,509,459

		50,390,060

	Diversified Support Services 2.9%
562,258	Copart, Inc.*	26,201,223
326,860	Ritchie Bros. Auctioneers, Inc. (Canada)	8,985,381
812,695	STR Holdings, Inc.*	12,125,410

		47,312,014

	Electrical Components & Equipment 1.5%
370,270	Polypore International, Inc.*	25,119,117

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Environmental & Facilities Services 1.8%
2,232,175	RPS Group plc (United Kingdom)	$8,796,329
939,995	Tetra Tech, Inc.*	21,149,887

		29,946,216

	Health Care Distributors 1.4%
281,887	MWI Veterinary Supply, Inc.*	22,768,013

	Health Care Equipment 1.4%
548,950	Abaxis, Inc.*	14,958,888
487,760	DexCom, Inc.*	7,067,643
24,690	Zonare Medical Systems, Inc.* *** †	247

		22,026,778

	Health Care Services 1.0%
253,359	Bio-Reference Laboratories, Inc.*	5,295,203
142,820	MEDNAX, Inc.*	10,310,176
362,782	TargetRX, Inc.* *** †	3,628

		15,609,007

	Health Care Technology 2.3%
381,327	athenahealth, Inc.*	15,672,540
354,575	Computer Programs and Systems, Inc.	22,508,421

		38,180,961

	Human Resource & Employment Services 0.9%
1,728,523	Michael Page International plc (United Kingdom)	14,870,330

	Industrial Machinery 2.0%
947,579	AIA Engineering Ltd. (India)	7,870,613
478,185	Graco, Inc.	24,224,852

		32,095,465

	Internet Retail 2.9%
330,384	Blue Nile, Inc.*	14,530,288
309,030	Shutterfly, Inc.*	17,744,503
843,388	Yoox S.p.A.* (Italy)	15,542,233

		47,817,024

	Internet Software & Services 5.2%
800,225	DealerTrack Holdings, Inc.*	18,365,164
1,263,162	LoopNet, Inc.*	23,216,918
663,972	SciQuest, Inc.*	11,347,281
656,681	VistaPrint N.V.*	31,422,186

		84,351,549

	IT Consulting & Other Services 1.5%
342,032	Cognizant Technology Solutions Corp., Class A*	25,084,627

	Leisure Facilities 2.2%
883,813	Life Time Fitness, Inc.*	35,272,977

	Life Sciences Tools & Services 4.1%
408,905	Divi’s Laboratories Ltd. (India)	7,216,055
397,235	Fluidigm Corp.*	6,661,631
140,484	Fluidigm Corp.* *** †	2,230,268
921,343	ICON plc ADR* (Ireland)	21,706,841
342,988	Techne Corp.	28,594,910

		66,409,705

	Mortgage REITs 0.6%
677,807	Redwood Trust, Inc.	10,248,442

	Oil & Gas Equipment & Services 3.7%
334,085	Dril-Quip, Inc.*	22,660,986
903,720	Pason Systems, Inc. (Canada)	13,622,319
354,385	ShawCor Ltd., Class A (Canada)	10,882,110
455,035	TGS-NOPEC Geophysical Co. ASA (Norway)	12,782,583

		59,947,998

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 2.9%
423,425	GMX Resources, Inc.*	$1,884,241
529,065	Northern Oil and Gas, Inc.*	11,718,790
3,387,260	Premier Oil plc* (United Kingdom)	24,342,457
784,115	Transglobe Energy Corp.* (Canada)	8,938,911

		46,884,399

	Other Diversified Financial Services 0.2%
2,661,038	Count Financial Ltd. (Australia)	2,823,958

	Packaged Foods & Meats 2.2%
411,088	GlaxoSmithKline Consumer Healthcare Ltd. (India)	22,300,506
4,409,719	Hsu Fu Chi International Ltd. (China)	14,360,982

		36,661,488

	Personal Products 0.8%
582,400	Colgate-Palmolive India Ltd. (India)	12,870,711

	Pharmaceuticals 0.4%
793,037	ISTA Pharmaceuticals, Inc.*	6,062,768

	Research & Consulting Services 3.0%
431,808	CRA International, Inc.*	11,697,679
1,455,778	Resources Connection, Inc.‡	17,527,567
676,759	Stantec, Inc.* (Canada)	19,646,314

		48,871,560

	Restaurants 2.8%
779,498	Peet’s Coffee & Tea, Inc.* ‡‡	44,977,035

	Semiconductors 9.5%
538,860	Hittite Microwave Corp.*	33,360,823
553,580	NetLogic Microsystems, Inc.*	22,375,704
1,601,763	O2Micro International Ltd. ADR* (China)	10,411,459
1,651,787	Power Integrations, Inc.	63,478,174
592,427	Silicon Laboratories, Inc.*	24,443,538

		154,069,698

	Specialized Finance 1.9%
806,325	MSCI, Inc., Class A*	30,382,326

	Specialty Stores 2.7%
58,286	Big 5 Sporting Goods Corp.	458,128
1,065,831	Hibbett Sports, Inc.*	43,389,980

		43,848,108

	Systems Software 2.5%
681,347	NetSuite, Inc.*	26,708,802
486,846	Sourcefire, Inc.*	14,469,063

		41,177,865

	Trading Companies & Distributors 2.2%
547,600	MSC Industrial Direct Co., Inc., Class A	36,311,356

	Trucking 3.0%
120,800	J.B. Hunt Transport Services, Inc.	5,688,472
2,582,765	Knight Transportation, Inc.‡	43,881,177
3,375	Zipcar, Inc.*	68,884

		49,638,533

	Total Common Stocks (cost $1,006,951,771)	1,504,365,246

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.5%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	$776,271
161,519	Nanosys, Inc., Series E Pfd.* *** †	184,939

		961,210

	Internet Software & Services 0.4%
63,097	Angies List, Series C Pfd.* *** †	4,472,454
42,410	Angies List, Series D Pfd.* *** †	3,006,114

		7,478,568

	Total Preferred Stocks (cost $9,439,187)	8,439,778

	LIMITED PARTNERSHIP INTEREST 0.4%

	Asset Management & Custody Banks 0.4%
	Greenspring Global Partners II-B, L.P.*** †	4,664,739
	Greenspring Global Partners III-B, L.P.*** †	1,337,372

		6,002,111

	Total Limited Partnership Interest (cost $5,718,853)	6,002,111

	RIGHTS 0.0%

	Life Sciences Tools & Services 0.0%
208,525	Valera Pharmaceuticals, Inc. Ureteral Stent CSR* *** †	—

	Pharmaceuticals 0.0%
208,525	Valera Pharmaceuticals, Inc. VP003 (Octreotide Implant) CSR* *** †	—

	Total Rights (cost $406,537)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 6.9%

	Repurchase Agreement 6.9%
$112,160,974	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $113,925,000 of United States Treasury Notes 1.125% due 1/15/12; value: $91,899,900; United States Treasury Notes 2.625% due 8/15/20; value: $22,504,969 repurchase proceeds: $112,161,005‡ (cost $112,160,974)	$112,160,974

	Total Short-Term Investments (cost $112,160,974)	112,160,974

	Total Investments (cost $1,134,677,322) 100.2%§	1,630,968,109
	Liabilities less Other Assets (0.2%)	(3,868,000)

	NET ASSETS 100.0%	$1,627,100,109

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

‡‡Affiliated company (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 9.70%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.2
Canada	4.1
China	1.6
Germany	2.0
India	6.6
Ireland	1.4
Italy	1.0
Norway	0.8
United Arab Emirates	1.2
United Kingdom	3.2
United States	77.9

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 96.2%

	Aerospace & Defense 2.1%
115,690	HEICO Corp., Class A	$4,599,834

	Air Freight & Logistics 0.6%
954,131	Goodpack Ltd. (Singapore)	1,423,286

	Airlines 2.0%
87,703	Allegiant Travel Co.	4,341,299

	Apparel Retail 3.4%
129,208	Body Central Corp.*	3,040,264
289,735	Chico’s FAS, Inc.	4,412,664

		7,452,928

	Apparel, Accessories & Luxury Goods 1.1%
90,550	Maidenform Brands, Inc.*	2,504,613

	Application Software 1.0%
112,328	Ebix, Inc.*	2,139,848

	Asset Management & Custody Banks 1.5%
91,390	SEI Investments Co.	2,057,189
555	Solar Capital Ltd.	13,703
19,530	Virtus Investment Partners, Inc.*	1,185,471

		3,256,363

	Automotive Retail 1.1%
65,737	Monro Muffler Brake, Inc.	2,451,333

	Communications Equipment 1.7%
93,575	Finisar Corp.*	1,687,157
31,010	Polycom, Inc.*	1,993,943

		3,681,100

	Computer Storage & Peripherals 1.1%
244,565	Intevac, Inc.*	2,497,009

	Construction & Engineering 1.1%
103,690	MYR Group, Inc.*	2,426,346

	Consumer Finance 3.2%
380,725	Advance America Cash Advance Centers, Inc.	2,623,195
201,877	Dollar Financial Corp.*	4,370,637

		6,993,832

	Data Processing & Outsourced Services 1.1%
89,485	NeuStar, Inc., Class A*	2,344,507

	Diversified Banks 2.1%
709,680	Karnataka Bank Ltd. (India)	2,084,802
4,691,000	South Indian Bank Ltd. (India)	2,514,971

		4,599,773

	Diversified Support Services 4.6%
186,895	Copart, Inc.*	8,709,307
105,585	STR Holdings, Inc.*	1,575,328

		10,284,635

	Education Services 1.3%
116,915	Bridgepoint Education, Inc.*	2,922,875

	Electronic Components 0.7%
709,920	Polytronics Technology Corp. (Taiwan)	1,600,182

	Electronic Manufacturing Services 3.3%
115,905	Fabrinet*	2,814,173
281,595	TTM Technologies, Inc.*	4,511,152

		7,325,325

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Environmental & Facilities Services 0.9%
522,751	RPS Group plc (United Kingdom)	$2,060,004

	Footwear 1.0%
154,595	Skechers U.S.A., Inc., Class A*	2,238,536

	Health Care Facilities 0.9%
97,341	Emeritus Corp.*	2,068,496

	Health Care Services 5.2%
191,899	Addus HomeCare Corp.*	1,042,012
142,755	CorVel Corp.*	6,695,210
52,025	MEDNAX, Inc.*	3,755,685

		11,492,907

	Health Care Supplies 0.9%
29,005	Sartorius Stedim Biotech (France)	2,007,874

	Heavy Electrical Equipment 1.5%
77,263	General Cable Corp.*	3,289,859

	Internet Software & Services 1.8%
85,200	VistaPrint N.V.*	4,076,820

	Investment Banking & Brokerage 0.5%
106,696	FXCM, Inc.	1,058,424

	IT Consulting & Other Services 1.0%
2,164,635	CSG Ltd. (Australia)	2,320,763

	Life Sciences Tools & Services 2.1%
193,829	ICON plc ADR* (Ireland)	4,566,611

	Mortgage REITs 2.4%
338,855	MFA Financial, Inc.	2,724,394
173,650	Redwood Trust, Inc.	2,625,588

		5,349,982

	Office Services & Supplies 1.0%
328,565	American Reprographics Co.*	2,322,955

	Oil & Gas Equipment & Services 0.7%
58,525	TGS-NOPEC Geophysical Co. ASA (Norway)	1,644,051

	Oil & Gas Exploration & Production 4.7%
854,965	Afren plc* (Nigeria)	2,169,136
119,730	Northern Oil and Gas, Inc.*	2,652,020
132,510	Petrohawk Energy Corp.*	3,269,022
50,655	Ultra Petroleum Corp.*	2,319,999

		10,410,177

	Oil & Gas Refining & Marketing 1.2%
75,385	World Fuel Services Corp.	2,708,583

	Personal Products 2.8%
110,745	Atrium Innovations, Inc.* (Canada)	1,819,727
77,293	Herbalife Ltd.	4,455,168

		6,274,895

	Property & Casualty Insurance 1.2%
113,565	Tower Group, Inc.	2,705,118

	Regional Banks 4.2%
2,630,000	City Union Bank Ltd. (India)	2,638,368
64,649	Community Bank System, Inc.	1,602,649
276,082	Nara Bancorp, Inc.*	2,244,547
63,330	Prosperity Bancshares, Inc.	2,775,120

		9,260,684

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Research & Consulting Services 6.8%
111,387	Corporate Executive Board Co. (The)	$4,862,042
97,510	CRA International, Inc.*	2,641,546
158,635	Huron Consulting Group, Inc.*	4,792,363
241,640	Resources Connection, Inc.	2,909,346

		15,205,297

	Semiconductors 8.4%
232,108	BCD Semiconductor Manufacturing Ltd. ADR* (China)	1,608,508
214,848	Micrel, Inc.	2,273,092
355,175	O2Micro International Ltd. ADR* (China)	2,308,638
360,037	Pericom Semiconductor Corp.*	3,218,731
76,625	Power Integrations, Inc.	2,944,699
651,745	Sporton International, Inc. (Taiwan)	1,612,790
83,580	Standard Microsystems Corp.*	2,255,824
111,567	Supertex, Inc.*	2,499,101

		18,721,383

	Specialized Finance 1.8%
46,720	Portfolio Recovery Associates, Inc.*	3,961,389

	Specialty Stores 0.8%
225,460	Big 5 Sporting Goods Corp.	1,772,116

	Steel 1.2%
25,677	Haynes International, Inc.	1,590,176
501,000	Ratnamani Metals & Tubes Ltd. (India)	1,090,483

		2,680,659

	Thrifts & Mortgage Finance 1.5%
266,055	Oritani Financial Corp.	3,402,844

	Trading Companies & Distributors 4.5%
111,630	Beacon Roofing Supply, Inc.*	2,547,396
231,335	Interline Brands, Inc.*	4,249,624
49,225	MSC Industrial Direct Co., Inc., Class A	3,264,110

		10,061,130

	Trucking 4.2%
146,999	Marten Transport, Ltd.	3,175,178
117,149	Old Dominion Freight Line, Inc.*	4,369,658
132,866	Vitran Corp., Inc.* (Canada)	1,687,398

		9,232,234

	Total Common Stocks (cost $162,586,058)	213,738,879

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.9%

	Repurchase Agreement 4.9%
$10,912,324	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $11,345,000 of United States Treasury Notes 2.625% due 8/15/20; value: $11,132,281; repurchase proceeds: $10,912,327 (cost $10,912,324)	$10,912,324

	Total Short-Term Investments (cost $10,912,324)	10,912,324

	Total Investments (cost $173,498,382) 101.1%§	224,651,203
	Liabilities less Other Assets (1.1%)	(2,413,635)

	NET ASSETS 100.0%	$222,237,568

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 9.93%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.1
Canada	1.6
China	1.8
France	0.9
India	3.9
Ireland	2.1
Nigeria	1.0
Norway	0.8
Singapore	0.7
Taiwan	1.5
United Kingdom	1.0
United States	83.6

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 92.5%

	Asset Management & Custody Banks 10.9%
51,490	Ares Capital Corp.	$827,444
3,710	BlackRock, Inc.	711,615
13,415	SEI Investments Co.	301,972
24,954	Solar Capital Ltd.	616,114
46,210	Solar Senior Capital Ltd.*	829,470

		3,286,615

	Computer & Electronics Retail 2.0%
19,500	Best Buy Co., Inc.	612,495

	Consumer Finance 3.0%
17,800	Capital One Financial Corp.	919,726

	Data Processing & Outsourced Services 11.2%
4,300	Mastercard, Inc., Class A	1,295,762
3,060	Paychex, Inc.	94,003
15,495	Visa, Inc., Class A	1,305,609
39,185	Wirecard AG (Germany)	702,110

		3,397,484

	Distributors 0.4%
3,800	Pool Corp.	113,278

	Diversified Banks 0.4%
90,056	Bank of N.T. Butterfield & Son Ltd. (The)* (Bermuda)	126,078

	Diversified REITs 0.8%
177,857	Star Asia Finance Ltd.* †	231,214

	Electronic Equipment & Instruments 0.5%
4,725	National Instruments Corp.	140,285

	Fertilizers & Agricultural Chemicals 0.4%
1,850	Monsanto Co.	134,199

	Health Care Services 0.3%
1,535	Chemed Corp.	100,573

	Hypermarkets & Super Centers 1.4%
8,185	Wal-Mart Stores, Inc.	434,951

	Investment Banking & Brokerage 2.1%
4,750	Goldman Sachs Group, Inc. (The)	632,178

	IT Consulting & Other Services 1.3%
2,375	International Business Machines Corp.	407,431

	Mortgage REITs 19.4%
22,400	American Capital Agency Corp.	652,064
63,007	Capstead Mortgage Corp.	844,294
16,000	Colony Financial, Inc.	289,120
76,700	MFA Financial, Inc.	616,668
325,996	NorthStar Realty Finance Corp.	1,313,764
70,700	Redwood Trust, Inc.	1,068,984
101,729	Two Harbors Investment Corp.	1,093,586

		5,878,480

	Multi-Line Insurance 1.9%
13,500	Loews Corp.	568,215

	Oil & Gas Exploration & Production 2.0%
13,400	Ultra Petroleum Corp.*	613,720

	Personal Products 3.1%
16,180	Herbalife Ltd.	932,615

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Pharmaceuticals 6.8%
23,575	Teva Pharmaceutical Industries Ltd. ADR (Israel)	$1,136,787
17,467	Valeant Pharmaceuticals International, Inc. (Canada)	907,585

		2,044,372

	Railroads 2.0%
7,410	Canadian National Railway Co. (Canada)	592,059

	Regional Banks 3.6%
166,675	CapitalSource, Inc.	1,075,054

	Restaurants 1.5%
5,430	McDonald’s Corp.	457,858

	Semiconductors 11.9%
13,645	Altera Corp.	632,446
36,830	Intel Corp.	816,153
12,570	Linear Technology Corp.	415,061
14,515	Microchip Technology, Inc.	550,263
33,365	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	420,733
20,700	Xilinx, Inc.	754,929

		3,589,585

	Specialized Finance 1.4%
1,000	CME Group, Inc.	291,590
31,500	Power Finance Corp. Ltd. (India)	130,077

		421,667

	Trading Companies & Distributors 2.0%
4,030	W.W. Grainger, Inc.	619,210

	Wireless Telecommunication Services 2.2%
12,245	America Movil S.A.B. de C.V., Series L, ADR (Mexico)	659,761

	Total Common Stocks (cost $24,442,647)	27,989,103

	PREFERRED STOCKS 0.0%

	Diversified Banks 0.0%
3,803	Bank of N.T. Butterfield & Son Ltd. (The) Pfd.* *** (Bermuda)	5,324

	Total Preferred Stocks (cost $4,601)	5,324

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.6%

	Asset Management & Custody Banks 0.6%
77,279	Star Asia SPV, LLC* *** †	170,014

	Total Limited Liability Company Membership Interest (cost $525,321)	170,014

	LIMITED PARTNERSHIP INTEREST 2.3%

	Asset Management & Custody Banks 1.5%
28,700	KKR & Co. L.P.	468,384

	Oil & Gas Storage & Transportation 0.8%
4,047	Magellan Midstream Partners L.P.	241,727

	Total Limited Partnership Interest (cost $437,012)	710,111

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$216,908	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D *** † §§ (Canada)	$8,725

	Total Corporate Bonds (cost $160,294)	8,725

Shares		Value
	MUTUAL FUNDS 1.2%

	Asset Management & Custody Banks 1.2%
7,800	iPath US Treasury 10-year Bear ETN	$363,011

	Total Mutual Funds (cost $418,351)	363,011

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.2%

	Repurchase Agreement 3.2%
$970,085	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $1,010,000 of United States Treasury Notes 2.625% due 8/15/20; value: $991,063; repurchase proceeds: $970,085 (cost $970,085)	$970,085

	Total Short-Term Investments (cost $970,085)	970,085

	Total Investments (cost $26,958,311) 99.8%§	30,216,373
	Other Assets less Liabilities 0.2%	53,377

	NET ASSETS 100.0%	$30,269,750

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.75%.

§§In default.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bermuda	0.5
Canada	5.2
Germany	2.4
India	0.4
Israel	3.9
Mexico	2.3
Taiwan	1.4
United States	83.9

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 95.1%

	Advertising 1.0%
81,996	ReachLocal, Inc.*	$1,707,977

	Air Freight & Logistics 1.1%
2,879,717	Aramex PJSC* (United Arab Emirates)	1,379,386
16,323	Blue Dart Express Ltd. (India)	519,605

		1,898,991

	Apparel Retail 1.1%
78,620	Body Central Corp.*	1,849,929

	Apparel, Accessories & Luxury Goods 0.6%
64,400	V.I.P Industries Ltd. (India)	1,104,954

	Application Software 6.9%
13,455	Concur Technologies, Inc.*	673,692
224,540	Convio, Inc.*	2,427,277
79,891	Interactive Intelligence, Inc.*	2,800,180
47,283	RealPage, Inc.*	1,251,581
30,010	SolarWinds, Inc.*	784,461
50,795	Ultimate Software Group, Inc.*	2,764,772
54,440	VanceInfo Technologies, Inc. ADR* (China)	1,258,108

		11,960,071

	Asset Management & Custody Banks 0.6%
64,962	CETIP S.A. (Brazil)	1,005,855
616	CETIP S.A.* *** (Brazil)	9,234

		1,015,089

	Auto Parts & Equipment 1.2%
85,250	WABCO-TVS India Ltd. (India)	2,021,857

	Biotechnology 3.1%
273,698	Abcam plc (United Kingdom)	1,833,346
250,325	Exact Sciences Corp.*	2,152,795
314,549	NeurogesX, Inc.*	550,461
105,440	Orexigen Therapeutics, Inc.*	167,650
109,695	Sangamo BioSciences, Inc.*	646,103

		5,350,355

	Communications Equipment 1.6%
7,025	F5 Networks, Inc.*	774,506
31,574	Finisar Corp.*	569,279
37,015	Riverbed Technology, Inc.*	1,465,424

		2,809,209

	Computer Storage & Peripherals 1.1%
13,587	Fusion-io, Inc.*	408,833
144,665	Intevac, Inc.*	1,477,030

		1,885,863

	Construction & Engineering 0.7%
50,400	MYR Group, Inc.*	1,179,360

	Construction Materials 1.2%
8,197,000	PT Holcim Indonesia Tbk (Indonesia)	2,107,638

	Consumer Finance 3.5%
115,780	Dollar Financial Corp.*	2,506,637
34,165	First Cash Financial Services, Inc.*	1,434,588
159,270	Mahindra & Mahindra Financial Services Ltd. (India)	2,219,120

		6,160,345

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Data Processing & Outsourced Services 1.2%
113,100	Wirecard AG (Germany)	$2,026,506

	Diversified Banks 4.0%
39,900	Axis Bank Ltd. (India)	1,150,422
87,690	Bank of Baroda (India)	1,725,090
39,210	HDFC Bank Ltd. (India)	2,204,119
10,951	HDFC Bank Ltd. ADR (India)	1,931,647

		7,011,278

	Diversified Support Services 2.5%
41,880	Copart, Inc.*	1,951,608
159,590	STR Holdings, Inc.*	2,381,083

		4,332,691

	Electrical Components & Equipment 0.9%
24,060	Polypore International, Inc.*	1,632,230

	Electronic Manufacturing Services 3.2%
78,300	Fabrinet*	1,901,124
27,593	IPG Photonics Corp.*	2,006,287
105,300	TTM Technologies, Inc.*	1,686,906

		5,594,317

	Environmental & Facilities Services 0.9%
48,878	Heritage-Crystal Clean, Inc.*	937,480
174,946	RPS Group plc (United Kingdom)	689,410

		1,626,890

	General Merchandise Stores 3.4%
51,322	Dollar Tree, Inc.*	3,419,071
147,389	Gordman Stores, Inc.*	2,563,095

		5,982,166

	Health Care Equipment 8.2%
29,059	Abaxis, Inc.*	791,858
258,628	AtriCure, Inc.*	3,336,301
243,600	Cardica, Inc.* ††	667,464
330,000	Cardica, Inc. PIPE* *** †	904,200
165,436	Cardiovascular Systems, Inc.*	2,408,748
37,755	DiaSorin S.p.A. (Italy)	1,814,092
85,699	NuVasive, Inc.*	2,817,783
89,610	Synovis Life Technologies, Inc.*	1,561,006
16,460	Zonare Medical Systems, Inc.* *** †	165

		14,301,617

	Health Care Services 0.8%
65,115	Bio-Reference Laboratories, Inc.*	1,360,904
108,917	TargetRX, Inc.* *** †	1,089

		1,361,993

	Health Care Technology 2.0%
21,550	athenahealth, Inc.*	885,705
41,346	Computer Programs and Systems, Inc.	2,624,644

		3,510,349

	Industrial Machinery 0.8%
159,500	AIA Engineering Ltd. (India)	1,324,811

	Internet Retail 0.9%
10,955	MakeMyTrip Ltd.* (India)	268,398
68,455	Yoox S.p.A.* (Italy)	1,261,511

		1,529,909

	Internet Software & Services 5.9%
132,684	Envestnet, Inc.*	1,970,357
72,491	SciQuest, Inc.*	1,238,871
152,631	SPS Commerce, Inc.*	2,715,305
235,787	TechTarget, Inc.*	1,784,908
52,135	VistaPrint N.V.*	2,494,660
91,388	Xtera Communications, Inc.* *** †	914

		10,205,015

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	IT Consulting & Other Services 4.1%
85,066	Cognizant Technology Solutions Corp., Class A*	$6,238,741
66,759	hiSoft Technology International Ltd. ADR* (China)	978,019

		7,216,760

	Life Sciences Tools & Services 1.1%
39,940	Divi’s Laboratories Ltd. (India)	704,832
55,138	ICON plc ADR* (Ireland)	1,299,051

		2,003,883

	Oil & Gas Equipment & Services 1.0%
25,415	Dril-Quip, Inc.*	1,723,899

	Oil & Gas Exploration & Production 2.6%
477,000	Afren plc* (Nigeria)	1,210,199
46,915	Northern Oil and Gas, Inc.*	1,039,167
72,015	Petrohawk Energy Corp.*	1,776,610
85,800	Selan Exploration Technology Ltd. (India)	542,004

		4,567,980

	Packaged Foods & Meats 1.6%
50,790	GlaxoSmithKline Consumer Healthcare Ltd. (India)	2,755,232

	Personal Products 0.0%
50,403	Ophthonix, Inc.* *** †	504

	Pharmaceuticals 0.8%
187,230	ISTA Pharmaceuticals, Inc.*	1,431,373

	Regional Banks 0.4%
642,935	City Union Bank Ltd. (India)	644,981

	Research & Consulting Services 2.6%
21,899	CoStar Group, Inc.*	1,298,173
137,081	eClerx Services Ltd. (India)	2,582,360
61,260	Resources Connection, Inc.	737,570

		4,618,103

	Restaurants 0.9%
25,730	Peet’s Coffee & Tea, Inc.*	1,484,621

	Semiconductors 11.9%
13,703	BCD Semiconductor Manufacturing Ltd. ADR* (China)	94,962
68,238	Hittite Microwave Corp.*	4,224,615
70,245	NetLogic Microsystems, Inc.*	2,839,303
34,690	NVE Corp.*	2,027,630
133,395	O2Micro International Ltd. ADR* (China)	867,067
163,530	Power Integrations, Inc.††	6,284,458
108,235	Silicon Laboratories, Inc.*	4,465,776

		20,803,811

	Specialized Finance 4.0%
9,835	Crisil Ltd. (India)	1,531,094
47,815	ICRA Ltd. (India)	1,224,644
112,900	MSCI, Inc., Class A*	4,254,072

		7,009,810

	Systems Software 4.0%
188,934	DemandTec, Inc.*	1,719,300
40,157	NetSuite, Inc.*	1,574,154
44,095	OPNET Technologies, Inc.	1,805,249
64,365	Sourcefire, Inc.*	1,912,928

		7,011,631

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	Thrifts & Mortgage Finance 1.7%
538,625	LIC Housing Finance Ltd. (India)	$2,930,810

	Total Common Stocks (cost $120,081,529)	165,694,808

	PREFERRED STOCKS 0.7%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	194,068
40,380	Nanosys, Inc., Series E Pfd.* *** †	46,235

		240,303

	Health Care Technology 0.6%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	807,502
243,902	TherOx, Inc., Series I Pfd.* *** †	207,317

		1,014,819

	Total Preferred Stocks (cost $2,021,237)	1,255,122

	LIMITED PARTNERSHIP INTEREST 3.2%

	Asset Management & Custody Banks 3.2%
	Greenspring Global Partners II-B, L.P.*** †	4,198,260
	Greenspring Global Partners III-B, L.P.*** †	1,337,372

		5,535,632

	Total Limited Partnership Interest (cost $5,274,467)	5,535,632

	WARRANTS 0.1%

	Health Care Equipment 0.1%
165,000	Cardica, Inc., expiring 9/29/14* *** †	212,850

	Total Warrants (cost $20,625)	212,850

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$731,432	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $765,000 of United States Treasury Notes 2.625% due 8/15/20; value: $750,656; repurchase proceeds: $731,432†† (cost $731,432)	$731,432

	Total Short-Term Investments (cost $731,432)	731,432

	Total Investments (cost $128,129,290) 99.5%§	173,429,844
	Other Assets less Liabilities 0.5%	812,526

	NET ASSETS 100.0%	$174,242,370

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 16.67%.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	0.6
China	1.8
Germany	1.2
India	15.9
Indonesia	1.2
Ireland	0.7
Italy	1.8
Nigeria	0.7
United Arab Emirates	0.8
United Kingdom	1.5
United States	73.8

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

(formerly Wasatch Global Science & Technology Fund)

June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 92.6%

	Advertising 1.5%
16,850	1000mercis (France)	$1,174,216

	Application Software 1.6%
26,000	American Software, Inc., Class A	216,060
14,560	Fidessa Group plc (United Kingdom)	453,303
15,550	ORC Software AB (Sweden)	207,182
1,875	SimCorp A/S (Denmark)	370,427

		1,246,972

	Asset Management & Custody Banks 1.1%
32,087	CETIP S.A. (Brazil)	496,827
36,000	Tata Investment Corp. Ltd.* (India)	400,286

		897,113

	Biotechnology 3.0%
206,800	Abcam plc (United Kingdom)	1,385,234
40,870	Myriad Genetics, Inc.*	928,158

		2,313,392

	Commercial Printing 0.5%
50,019	InnerWorkings, Inc.*	417,159

	Communications Equipment 1.8%
2,600	Acme Packet, Inc.*	182,338
45,625	Finisar Corp.*	822,619
11,190	JDS Uniphase Corp.*	186,425
4,600	Riverbed Technology, Inc.*	182,114

		1,373,496

	Computer Hardware 4.2%
8,270	Apple, Inc.*	2,775,991
30,650	Silicon Graphics International Corp.*	527,180

		3,303,171

	Computer Storage & Peripherals 1.5%
19,725	EMC Corp.*	543,424
550	Wacom Co. Ltd. (Japan)	641,530

		1,184,954

	Construction & Farm Machinery & Heavy Trucks 0.7%
51,175	Takeuchi Manufacturing Co. Ltd.* (Japan)	556,735

	Data Processing & Outsourced Services 10.7%
6,553	Alliance Data Systems Corp.*	616,441
7,425	Mastercard, Inc., Class A	2,237,450
10,000	Syntel, Inc.	591,200
25,600	Visa, Inc., Class A	2,157,056
154,690	Wirecard AG (Germany)	2,771,708

		8,373,855

	Diversified Support Services 0.9%
14,885	Copart, Inc.*	693,641

	Drug Retail 0.3%
9,061	Create SD Holdings Co. Ltd. (Japan)	199,496

	Electronic Equipment & Instruments 0.8%
18,075	Hologram Industries (France)	428,149
6,700	National Instruments Corp.	198,923

		627,072

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

(formerly Wasatch Global Science & Technology Fund)

June 30, 2011 (Unaudited)

Shares		Value
	Health Care Distributors 0.7%
18,880	PSS World Medical, Inc.*	$528,829

	Health Care Equipment 4.5%
34,415	Cyberonics, Inc.*	961,899
38,515	DiaSorin S.p.A. (Italy)	1,850,610
9,200	NuVasive, Inc.*	302,496
9,185	Stratec Biomedical Systems AG (Germany)	409,165

		3,524,170

	Health Care Facilities 3.5%
1,169,300	CVS Group plc* (United Kingdom)	2,095,550
31,775	VCA Antech, Inc.*	673,630

		2,769,180

	Health Care Services 4.2%
22,088	Bio-Reference Laboratories, Inc.*	461,639
9,652	CorVel Corp.*	452,679
113,500	Diagnosticos da America S.A. (Brazil)	1,528,178
12,600	Express Scripts, Inc.*	680,148
20,362	Servizi Italia S.p.A. (Italy)	199,393

		3,322,037

	Health Care Supplies 2.8%
32,209	Sartorius Stedim Biotech (France)	2,229,672

	Health Care Technology 0.3%
59,603	RaySearch Laboratories AB (Sweden)	226,349

	Home Improvement Retail 0.9%
106,100	Byggmax Group AB (Sweden)	713,517

	Human Resource & Employment Services 0.5%
9,032	Amadeus Fire AG (Germany)	402,559

	Industrial Machinery 0.5%
100,000	Flow International Corp.*	356,000

	Internet Retail 2.2%
3,005	Amazon.com, Inc.*	614,493
24,935	Start Today Co. Ltd. (Japan)	497,342
4,535	zooplus AG* (Germany)	642,258

		1,754,093

	Internet Software & Services 9.5%
38,715	Akamai Technologies, Inc.*	1,218,361
15,745	Daum Communications Corp. (Korea)	1,642,665
6,290	Google, Inc., Class A*	3,185,130
9,770	LeGuide.com* (France)	195,315
14,000	VistaPrint N.V.*	669,900
6,528	Xtera Communications, Inc.* *** †	65
34,050	Yahoo, Inc.*	512,112

		7,423,548

	IT Consulting & Other Services 2.0%
7,900	Cognizant Technology Solutions Corp., Class A*	579,386
5,745	International Business Machines Corp.	985,555

		1,564,941

	Life Sciences Tools & Services 1.6%
9,890	Covance, Inc.*	587,169
277	EPS Co. Ltd. (Japan)	653,555

		1,240,724

	Movies & Entertainment 0.7%
8,305	CTS Eventim AG (Germany)	575,234

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

(formerly Wasatch Global Science & Technology Fund)

June 30, 2011 (Unaudited)

Shares		Value
	Oil & Gas Refining & Marketing 0.9%
20,300	World Fuel Services Corp.	$729,379

	Other Diversified Financial Services 0.4%
26,300	Hypoport AG* (Germany)	347,317

	Personal Products 1.7%
23,000	Herbalife Ltd.	1,325,720

	Pharmaceuticals 4.6%
38,530	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,857,917
33,950	Valeant Pharmaceuticals International, Inc. (Canada)	1,764,042

		3,621,959

	Semiconductors 13.2%
40,000	Altera Corp.	1,854,000
98,200	BCD Semiconductor Manufacturing Ltd. ADR* (China)	680,526
13,880	Hittite Microwave Corp.*	859,311
88,650	Intel Corp.	1,964,484
13,605	Linear Technology Corp.	449,237
20,701	Melexis N.V. (Belgium)	379,086
22,525	Microchip Technology, Inc.	853,923
65,500	Silicon Image, Inc.*	423,130
73,760	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	930,113
52,700	Xilinx, Inc.	1,921,969

		10,315,779

	Specialized Finance 2.6%
21,850	Encore Capital Group, Inc.*	671,232
6,475	IntercontinentalExchange, Inc.*	807,497
7,000	Portfolio Recovery Associates, Inc.*	593,530

		2,072,259

	Systems Software 3.4%
12,000	Check Point Software Technologies Ltd.* (Israel)	682,200
349,000	GuestLogix, Inc.* (Canada)	253,265
16,725	Init Innovation In Traffic Systems AG (Germany)	449,084
18,881	Oracle Corp.	621,374
1,560	Simplex Holdings, Inc. (Japan)	647,936

		2,653,859

	Trading Companies & Distributors 1.7%
72,265	MonotaRO Co. Ltd. (Japan)	1,302,524

	Trucking 1.6%
61,085	Trancom Co. Ltd. (Japan)	1,095,775
7,805	Zipcar, Inc.*	159,300

		1,255,075

	Total Common Stocks (cost $59,046,657)	72,615,996

	PREFERRED STOCKS 3.5%

	Computer Storage & Peripherals 1.7%
39,251	BlueArc Corp., Series DD Pfd.* *** †	212,348
39,251	BlueArc Corp., Series DD-1 Pfd.* *** †	212,348
69,363	BlueArc Corp., Series FF Pfd.* *** †	375,254
69,362	BlueArc Corp., Series FF-1 Pfd.* *** †	375,248
23,737	BlueArc Corp., Series GG Pfd.* *** †	128,417

		1,303,615

	Health Care Equipment 1.8%
30,500	Sartorius AG Pfd. (Germany)	1,403,673

	Total Preferred Stocks (cost $2,161,029)	2,707,288

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

(formerly Wasatch Global Science & Technology Fund)

June 30, 2011 (Unaudited)

Shares		Value
	LIMITED PARTNERSHIP INTEREST 0.6%

	Asset Management & Custody Banks 0.6%
	Greenspring Global Partners II-B, L.P.*** †	$466,474

	Total Limited Partnership Interest (cost $444,387)	466,474

	WARRANTS 0.1%

	Computer Storage & Peripherals 0.0%
310	BlueArc Corp., Series FF, expiring 4/2/18* *** †	273
309	BlueArc Corp., Series FF-1, expiring 4/2/18* *** †	273
3,240	BlueArc Corp., Series GG, expiring 7/14/15* *** †	9,335

		9,881

	Health Care Equipment 0.1%
71,500	Cardica, Inc., expiring 9/29/14* *** †	92,235

	Total Warrants (cost $8,946)	102,116

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.4%

	Repurchase Agreement 2.4%
$1,917,664	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $1,995,000 of United States Treasury Notes 2.625% due 8/15/20; value: $1,957,594; repurchase proceeds: $1,917,664.†† (cost $1,917,664)	$1,917,664

	Total Short-Term Investments (cost $1,917,664)	1,917,664

	Total Investments (cost $63,578,683) 99.2%§	77,809,538
	Other Assets less Liabilities 0.8%	618,544

	NET ASSETS 100.0%	$78,428,082

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 22.57%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	0.5
Brazil	2.7
Canada	2.7
China	0.9
Denmark	0.5
France	5.3
Germany	9.2
India	0.5
Israel	3.3
Italy	2.7
Japan	7.4
Korea	2.2
Sweden	1.5
Taiwan	1.2
United Kingdom	5.2
United States	54.2

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

June 30, 2011 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 2.5%
$1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	$1,722,545
600,000	Citibank Omni Master Trust, 4.90%, 11/15/18, Series 2009-A17, Class A17†	649,262
850,000	World Financial Network Credit Card Master Note Trust, 4.60%, 9/15/15, Series 2009-A, Class A	861,850

	Total Asset Backed Securities (cost $3,295,840)	3,233,657

	COLLATERALIZED MORTGAGE OBLIGATIONS 23.4%
250,000	Banc of America Commercial Mortgage, Inc., 5.233%, 11/10/42, Series 2005-1, Class A4†††	262,285
33,640	Banc of America Mortgage Securities, Inc., 3.115%, 2/25/33, Series 2003-A, Class 3A1†††	32,973
269,698	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	270,223
225,760	Countrywide Home Loans, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	229,005
17,920	Credit Suisse First Boston Mortgage Securities Corp., 4.302%, 7/15/36, Series 2004-C3, Class A3	17,914
66,995	Federal Home Loan Mortgage Corp., 2.29%, 11/1/35, Series 1M0010†††	70,424
127,577	Federal Home Loan Mortgage Corp., 2.49%, 5/1/31, Series 847292†††	134,267
99,773	Federal Home Loan Mortgage Corp., 2.572%, 12/1/32, Series 847527†††	104,328
34,461	Federal Home Loan Mortgage Corp., 2.753%, 8/1/33, Series 847281†††	36,208
481,022	Federal Home Loan Mortgage Corp., 3.834%, 1/1/25, Series 775629††	489,826
327,235	Federal Home Loan Mortgage Corp., 4.113%, 5/1/25, Series 775617†††	339,836
23,150	Federal Home Loan Mortgage Corp., 4.50%, 7/15/15, Series 2864, Class CV	23,249
540,039	Federal Home Loan Mortgage Corp., 4.50%, 12/1/18, Series G11657	577,197
145,774	Federal Home Loan Mortgage Corp., 5.00%, 2/15/23, Series 2960, Class KP	149,885
104,935	Federal Home Loan Mortgage Corp., 5.125%, 6/15/18, Series R016, Class AM	107,870
427,971	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	462,088
160,613	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	174,502
457,052	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	497,203
379,014	Federal National Mortgage Assoc., 2.18%, 1/1/35, Series 825245†††	393,469
468,279	Federal National Mortgage Assoc., 2.18%, 12/1/35, Series 848390†††	479,464
214,549	Federal National Mortgage Assoc., 2.285%, 11/1/34, Series 782320†††	224,657
17,283	Federal National Mortgage Assoc., 2.60%, 10/1/32, Series 659567†††	18,057
222,527	Federal National Mortgage Assoc., 2.815%, 1/1/18, Series 57735†††	226,691
232,327	Federal National Mortgage Assoc., 3.313%, 2/1/21, Series 313380†††	236,135
512,201	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	533,015
388,323	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	406,959
230,727	Federal National Mortgage Assoc., 4.078%, 7/1/19, Series 070377†††	235,048
514,695	Federal National Mortgage Assoc., 4.50%, 5/1/19, Series 725445	550,592
498,616	Federal National Mortgage Assoc., 4.50%, 7/1/19, Series 725609	533,391
594,376	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	633,441
299,487	Federal National Mortgage Assoc., 4.50%, 1/25/30, Series 2004-67, Class AC	307,527
1,301,800	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	1,398,655
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	278,507
350,104	Government National Mortgage Assoc., 2.25%, 1/20/30, Series 80364†††	361,938
977,289	Government National Mortgage Assoc., 2.25%, 7/20/34, Series 80987†††	1,011,951
1,367,523	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	1,410,500
580,412	Government National Mortgage Assoc., 3.25%, 7/20/37, Series 2010-33, Class AP	591,660
1,118,202	Government National Mortgage Assoc., 4.00%, 6/20/37, Series 2008-30, Class AC	1,171,130
1,100,861	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	1,154,937
1,360,902	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	1,437,364
1,516,035	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	1,592,521
1,387,477	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	1,438,874
830,840	Government National Mortgage Assoc., 4.50%, 8/15/24, Series 717874	892,402
150,059	Government National Mortgage Assoc., 4.50%, 1/20/31, Series 2005-38, Class A	152,178
1,132,439	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	1,190,702
1,165,714	Government National Mortgage Assoc., 4.50%, 8/20/34, Series 2009-36, Class G	1,228,077
1,232,309	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	1,289,973
1,059,845	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	1,133,803
626,744	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	661,162
961,592	Government National Mortgage Assoc., 5.00%, 1/20/16, Series 2005-3, Class VA	1,036,041
113,440	Government National Mortgage Assoc., 5.00%, 12/20/29, Series 2004-101, Class MA	114,271
1,026,115	Government National Mortgage Assoc., 5.00%, 9/16/31, Series 2009-38, Class A	1,091,473
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	548,437
264,769	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	284,351

	Total Collateralized Mortgage Obligations (cost $29,475,346)	30,228,636

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS 35.0%

	Aerospace & Defense 1.1%
$200,000	General Dynamics Corp., 4.25%, 5/15/13	$213,418
250,000	Martin Marietta Corp., 7.375%, 4/15/13	276,476
1,000,000	Raytheon Co., 1.625%, 10/15/15	977,388

		1,467,282

	Air Freight & Logistics 0.4%
500,000	United Parcel Service, Inc., 3.875%, 4/1/14	538,803

	Automotive Retail 0.7%
775,000	AutoZone, Inc., 5.50%, 11/15/15	863,058

	Beverages-Non-alcoholic 0.4%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	562,687

	Cable & Satellite 0.5%
550,000	Comcast Corp., 5.30%, 1/15/14	603,175

	Computer Hardware 0.7%
600,000	Hewlett-Packard Co., 2.125%, 9/13/15	598,966
300,000	Hewlett-Packard Co., 6.50%, 7/1/12	316,836

		915,802

	Construction & Farm Machinery & Heavy Trucks 1.3%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	582,948
550,000	John Deere Capital Corp., 4.90%, 9/9/13 MTN	596,962
500,000	PACCAR Financial Corp., 1.95%, 12/17/12 MTN	509,006

		1,688,916

	Consumer Finance 0.6%
700,000	American Express Credit Corp., 5.875%, 5/2/13 MTN	753,579

	Distillers & Vintners 0.5%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	578,994

	Diversified Banks 4.3%
1,000,000	Bank of America Corp., 7.375%, 5/15/14	1,124,196
325,000	HSBC Finance Corp., 6.375%, 10/15/11	330,149
950,000	Royal Bank of Canada Certificate of Deposit, 2.25%, 3/15/13 (Canada)	976,583
500,000	SouthTrust Corp., 5.80%, 6/15/14	549,026
950,000	US Bancorp, 4.20%, 5/15/14	1,023,181
750,000	Wachovia Corp., 5.25%, 8/1/14	803,899
700,000	Wells Fargo & Co., 0.364%, 1/24/12†††	700,443

		5,507,477

	Diversified Metals & Mining 0.4%
450,000	Rio Tinto Alcan, Inc., 4.50%, 5/15/13 (Canada)	477,690

	Drug Retail 0.8%
550,000	CVS Caremark Corp., 5.75%, 8/15/11	553,162
400,000	Walgreen Co., 4.875%, 8/1/13	432,981

		986,143

	Electric Utilities 1.0%
350,000	Energy East Corp., 6.75%, 6/15/12	368,829
300,000	Florida Power & Light Co., 4.85%, 2/1/13	318,449
600,000	Georgia Power Co., 5.125%, 11/15/12, Series K	634,013

		1,321,291

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Principal Amount		Value
	Finance-Other Services 0.4%
$500,000	Sun Canada Financial Co., 7.25%, 12/15/15†	$572,315

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	670,053

	Health Care Distributors 0.5%
650,000	Cardinal Health, Inc., 5.50%, 6/15/13	701,583

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	274,011

	Household Appliances 0.3%
350,000	Whirlpool Corp., 8.00%, 5/1/12	369,803

	Industrial Conglomerates 3.8%
500,000	3M Co., 4.375%, 8/15/13 MTN	539,946
1,250,000	General Electric Capital Corp., 3.75%, 11/14/14, Series A	1,323,135
1,000,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	1,093,563
1,000,000	General Electric Capital Corp., 5.90%, 5/13/14	1,110,909
740,000	Tyco International Finance Ltd. S.A., 6.00%, 11/15/13	818,043

		4,885,596

	Industrial Gases 0.5%
600,000	Praxair, Inc., 2.125%, 6/14/13	615,125

	Industrial Machinery 0.5%
600,000	Parker Hannifin Corp., 4.875%, 2/15/13	638,338

	Instruments-Scientific 0.5%
600,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	611,028

	Integrated Oil & Gas 0.4%
500,000	ConocoPhillips, 4.60%, 1/15/15	552,273

	Integrated Telecommunication Services 1.5%
149,929	Ameritech Capital Funding, 9.10%, 6/1/16	177,929
870,000	AT&T, Inc., 2.50%, 8/15/15	881,320
520,000	Verizon Communications, Inc., 5.55%, 2/15/16	585,791
300,000	Verizon Global Funding Corp., 4.375%, 6/1/13	318,477

		1,963,517

	Investment Banking & Brokerage 0.4%
500,000	Goldman Sachs Group, Inc. (The), 5.35%, 1/15/16	539,546

	Life & Health Insurance 1.6%
500,000	Principal Life Income Funding Trusts, 5.30%, 4/24/13 MTN	537,705
850,000	Prudential Financial, Inc., 6.20%, 1/15/15	951,605
480,000	Prudential Holdings, LLC, 7.245%, 12/18/23, Series FSA†	559,214

		2,048,524

	Medical Instruments 0.3%
300,000	Medtronic, Inc., 4.75%, 9/15/15, Series B	333,157

	Medical-Drugs 0.5%
575,000	Pharmacia Corp., 6.75%, 12/15/27	677,670

	Movies & Entertainment 0.5%
250,000	Walt Disney Co. (The), 4.50%, 12/15/13	271,337
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	407,865

		679,202

	Oil & Gas Exploration & Production 0.2%
300,000	Apache Corp., 6.25%, 4/15/12	313,072

	Other Diversified Financial Services 1.4%
1,350,000	Bear Stearns Cos., LLC (The), 5.70%, 11/15/14	1,491,036
260,000	Source One Mortgage Services, 9.00%, 6/1/12, Series B	275,814

		1,766,850

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Principal Amount		Value
	Personal Products 0.6%
$655,000	Avon Products, Inc., 5.625%, 3/1/14	$717,098

	Pharmaceuticals 2.2%
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	868,186
1,000,000	Johnson & Johnson, 5.55%, 8/15/17	1,159,653
725,000	Pharmacia Corp., 6.50%, 12/1/18	858,788

		2,886,627

	Property & Casualty Insurance 0.6%
435,000	Allstate Corp. (The), 7.50%, 6/15/13	484,801
325,000	Progressive Corp. (The), 6.375%, 1/15/12	335,345

		820,146

	Railroads 0.3%
300,000	Burlington Northern Santa Fe, LLC, 4.30%, 7/1/13	318,607

	Regional Banks 0.8%
800,000	BB&T Corp., 4.75%, 10/1/12	833,771
200,000	Fifth Third Bancorp, 5.45%, 1/15/17	214,224

		1,047,995

	Reinsurance 0.5%
650,000	Berkshire Hathaway, Inc., 3.20%, 2/11/15	677,464

	Semiconductor Equipment 0.2%
250,000	Applied Material, Inc., 2.65%, 6/15/16	250,954

	Soft Drinks 0.5%
600,000	Bottling Group, LLC, 4.625%, 11/15/12	632,269

	Special Purpose Entity 0.1%
88,000	Targeted Return Index Fund, 6.814%, 1/15/12, Series 2002-10† †††	89,431

	Specialized Finance 0.5%
600,000	CME Group, Inc., 5.40%, 8/1/13	652,834

	Steel 0.8%
950,000	Nucor Corp., 5.00%, 12/1/12	1,002,877

	Systems Software 0.6%
750,000	Oracle Corp., 3.75%, 7/8/14	804,051

	Transport-Rail 0.6%
700,000	Union Pacific Corp., 5.375%, 5/1/14	773,639

	Total Corporate Bonds (cost $43,450,368)	45,150,552

	MUNICIPAL BONDS 1.5%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	700,108
625,000	City of Liberty MO, 4.45%, 10/1/13 (NATL-RE)	648,819
500,000	Richmond, CA Joint Powers Financing Authority Revenue, 8.25%, 7/1/19	524,910

	Total Municipal Bonds (cost $1,802,117)	1,873,837

Shares		Value
	MUTUAL FUNDS 0.5%
35,765	Eaton Vance Short Duration Diversified Income Fund	$621,953

	Total Mutual Funds (cost $519,091)	621,953

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS 0.5%
6,000	iShares iBoxx Investment Grade Corporate Bond Fund	$660,780

	Total Exchange Traded Funds (cost $519,311)	660,780

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 20.1%
$1,000,000	Federal Farm Credit Bank, 2.65%, 5/11/15	$1,043,198
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,088,787
1,000,000	Federal Farm Credit Bank, 3.875%, 10/7/13	1,072,571
650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	720,824
1,000,000	Federal Home Loan Bank, 1.50%, 10/29/15, Series 1##	1,001,295
1,000,000	Federal Home Loan Bank, 2.00%, 7/17/14##	1,009,999
1,550,000	Federal Home Loan Bank, 5.00%, 9/14/12	1,634,229
1,500,000	Federal Home Loan Mortgage Corp., 2.52%, 12/9/14	1,562,724
1,300,000	Federal Home Loan Mortgage Corp., 3.00%, 7/28/14	1,375,807
2,000,000	Federal Home Loan Mortgage Corp., 3.50%, 5/29/13	2,115,114
1,700,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	1,913,335
700,000	Federal Home Loan Mortgage Corp., 5.55%, 10/4/16	709,176
700,000	Federal National Mortgage Assoc, 3.00%, 12/29/16	712,057
1,000,000	Federal National Mortgage Assoc., 1.00%, 11/9/15##	1,001,181
800,000	Federal National Mortgage Assoc., 1.50%, 9/23/14	801,688
1,000,000	Federal National Mortgage Assoc., 2.05%, 5/21/14##	1,003,582
1,000,000	Federal National Mortgage Assoc., 2.075%, 3/7/16	998,119
1,800,000	Federal National Mortgage Assoc., 4.875%, 12/15/16	2,042,260
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	653,722
621,349	New Valley Generation IV, 4.687%, 1/15/22***	651,671
1,000,000	Tennessee Valley Authority, 0.00%, 11/1/18, Series C###	781,789
800,000	Tennessee Valley Authority, 6.00%, 3/15/13, Series C	872,665
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,209,444

	Total U.S. Government Agency Securities (cost $25,388,847)	25,975,237

	U.S. TREASURY BONDS 10.6%
6,825,000	U.S. Treasury Bond 3.25%, 12/31/16	7,280,889
5,900,000	U.S. Treasury Bond 3.75%, 11/15/18	6,391,358

	Total U.S. Treasury Bonds (cost $13,309,624)	13,672,247

	U.S. TREASURY INFLATION PROTECTED BONDS 2.2%
2,629,659	U.S. Treasury Bond 1.625%, 1/15/18#	2,891,804

	Total U.S. Treasury Inflation Protected Bonds (cost $2,573,958)	2,891,804

Shares		Value
	PREFERRED STOCKS 1.1%

	Investment Banking & Brokerage 0.4%
20,000	Morgan Stanley Cap Tr VI, 6.60%, Pfd.	$498,600

	Other Diversified Financial Services 0.7%
15,000	Bank of America Corp., 8.20%, Series H Pfd.§§§	392,550
20,000	Bank One Capital TR VI, 7.20%, Pfd.	514,600

		907,150

	Total Preferred Stocks (cost $1,353,591)	1,405,750

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

June 30, 2011 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.2%

	Repurchase Agreement 1.2%
$1,527,248	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $1,590,000 of United States Treasury Notes 2.625% due 8/15/20; value: $1,560,188; repurchase proceeds: $1,527,249 (cost $1,527,248)	$1,527,248

	Total Short-Term Investments (cost $1,527,248)	1,527,248

	Total Investments (cost $123,215,341) 98.6%	127,241,701
	Other Assets less Liabilities 1.4%	1,840,351

	NET ASSETS 100.0%	$129,082,052

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

†††Variable rate securities.

§§§Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

#Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

##Step Bond. The rate shown is as of December 31, 2010 and will reset at a future date.

###Zero Coupon Bond.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At June 30, 2011, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.2
United Kingdom	1.1
United States	97.7

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

June 30, 2011 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 97.3%
$9,700,000	U.S. Treasury Bond, 3.50%, 2/15/39	$8,329,875
2,800,000	U.S. Treasury Bond, 3.875%, 8/15/40	2,563,750
6,335,000	U.S. Treasury Bond, 4.25%, 5/15/39	6,214,242
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,409,187
2,040,000	U.S. Treasury Bond, 4.375%, 5/15/40	2,038,735
15,200,000	U.S. Treasury Bond, 4.50%, 2/15/36	15,708,258
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	10,265,620
4,500,000	U.S. Treasury Bond, 4.50%, 8/15/39	4,601,250
22,000,000	U.S. Treasury Bond, 4.75%, 2/15/37	23,536,568
2,360,000	U.S. Treasury Bond, 4.75%, 2/15/41	2,508,607
103,800,000	U.S. Treasury Strip, principal only, 2/15/31	43,472,686
55,837,000	U.S. Treasury Strip, principal only, 2/15/37	17,066,746
52,251,000	U.S. Treasury Strip, principal only, 5/15/39	14,120,206
20,000,000	U.S. Treasury Strip, principal only, 5/15/40	5,133,680

	Total U.S. Government Obligations (cost $164,337,756)	156,969,410

	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
1,713,787	Repurchase Agreement dated 6/30/11, 0.01% due 7/1/11 with State Street Bank and Trust Co. collateralized by $1,785,000 of United States Treasury Notes 2.625% due 8/15/20; value: $1,751,531; repurchase proceeds: $1,713,788 (cost $1,713,787)	1,713,787

	Total Short-Term Investments (cost $1,713,787)	1,713,787

	Total Investments (cost $166,051,543) 98.4%	158,683,197
	Other Assets less Liabilities 1.6%	2,637,445

	NET ASSETS 100.0%	$161,320,642

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts Business Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 18 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund (formerly Wasatch-1st Source Income Equity Fund), Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund (formerly Global Science & Technology Fund), Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. The Emerging India Fund, Global Opportunities Fund and Long/Short Fund (formerly Wasatch-1st Source Long/Short Fund) are non-diversified funds. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth Fund, Emerging India Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, and World Innovators Fund are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2011. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 10.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received from Real Estate Investment Trust securities include return of capital distributions; such distributions are recorded as income, and adjusted accordingly for tax purposes.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund, the Strategic Income Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, a fund could be exposed to a credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Wasatch-1st Source Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

5. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended June 30, 2011 was as follows:

	Options Outstanding at 9/30/2010	Written	Closed	Exercised	Expired	Options Outstanding at 6/30/2011
Long/Short Fund
Premium amount	$2,229,695	$10,196,595	$(1,644,267)	$(4,911,763)	$(4,299,561)	$1,570,699
Number of contracts	7,902	39,157	(5,050)	(18,935)	(18,882)	4,192
Micro Cap Value Fund
Premium amount	$374,128	$1,793,992	$(609,698)	$(704,951)	$(375,051)	$478,420
Number of contracts	3,500	13,254	(3,924)	(6,848)	(3,282)	2,700

6. FEDERAL INCOME TAX INFORMATION

As of June 30, 2011, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Small Cap Fund	Global Opportunities Fund	Heritage Growth Fund	International Growth Fund
Cost	$340,422,993	$9,472,895	$702,862,794	$224,206,059	$61,071,813	$262,295,330

Gross appreciation	$179,985,041	$488,974	$135,292,657	$77,840,827	$25,445,587	$78,424,292
Gross (depreciation)	(14,093,098)	(119,462)	(16,009,519)	(7,355,436)	(732,619)	(8,517,918)

Net appreciation (depreciation)	$165,891,943	$369,512	$119,283,138	$70,485,391	$24,712,968	$69,906,374

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FEDERAL INCOME TAX INFORMATION (continued)

	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Cost	$154,117,264	$1,518,285,980	$704,240,934	$244,957,818	$157,230,698	$1,141,025,655

Gross appreciation	$28,449,439	$349,779,711	$46,747,568	$104,465,365	$38,002,681	$533,863,104
Gross (depreciation)	(5,027,479)	(43,450,708)	(18,622,221)	(19,204,916)	(5,431,542)	(43,920,650)

Net appreciation (depreciation)	$23,421,960	$306,329,003	$28,125,347	$85,260,449	$32,571,139	$489,942,454

	Small Cap Value Fund	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$176,914,762	$27,063,469	$128,208,487	$63,685,597	$123,231,732	$166,558,656

Gross appreciation	$53,134,752	$4,518,786	$52,945,538	$15,466,113	$4,248,236	$2,613,165
Gross (depreciation)	(5,398,311)	(1,365,882)	(7,724,181)	(1,342,172)	(238,267)	(10,488,624)

Net appreciation (depreciation)	$47,736,441	$3,152,904	$45,221,357	$14,123,941	$4,009,969	$(7,875,459)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation on passive foreign investment companies and other temporary tax adjustments.

7. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Fund conducted transactions during the period ended June 30, 2011 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the	Gain (Loss) Realized on Sale of Shares for the
	Balance 09/30/10	Purchases / Additions	Sales / Reductions	Balance 06/30/11	period ended 06/30/11	period ended 06/30/11
Small Cap Growth Fund
Peet’s Coffee & Tea, Inc.	693,795	229,148	143,445	779,498	$—	$1,744,165

8. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2011, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Global Opportunities Fund
Cardica, Inc.	PIPE	9/25/09	$95,200	$219,200	0.07%
Cardica, Inc.	Warrants	9/25/09	5,000	51,600	0.02%

			$100,200	$270,800	0.09%

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Micro Cap Fund
Cardica, Inc.	PIPE	9/25/09	$405,790	$934,340	0.28%
Cardica, Inc.	Warrants	6/7/07	19,380	—	—
Cardica, Inc.	Warrants	9/25/09	40,312	416,025	0.13%
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	115,500	0.04%

			$2,005,482	$1,465,865	0.45%
Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B	Preferred Stock	2/3/11	$249,997	$249,997	0.13%
Cardica, Inc.	PIPE	9/25/09	214,200	493,200	0.26%
Cardica, Inc.	Warrants	6/7/07	9,302	—	—
Cardica, Inc.	Warrants	9/25/09	13,813	142,545	0.08%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	31,425	0.02%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	187,779	0.10%
NeurogesX, Inc.	PIPE	12/28/07	234,432	66,385	0.04%
NeurogesX, Inc.	Warrants	12/28/07	3,800	—	—

			$1,644,548	$1,171,331	0.63%
Small Cap Growth Fund
Angies List, Series C	Preferred Stock	9/3/10	$4,254,284	$4,472,454	0.27%
Angies List, Series D	Preferred Stock	3/15/11	2,999,964	3,006,114	0.18%
Fluidigm Corp.	Common Stock	12/22/06 -11/18/09	2,617,258	2,230,268	0.14%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/12/11	4,443,853	4,664,739	0.29%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 2/4/11	1,275,000	1,337,372	0.08%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	776,271	0.05%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	184,939	0.01%
TargetRX, Inc.	Common Stock	4/8/05	769,098	3,628	0.00%
Valera Pharmaceuticals, Inc. Ureteral Stent CSR	Rights	2/1/06 - 2/2/06	162,615	—	—
Valera Pharmaceuticals, Inc. VP003 (Octreotide Implant) CSR	Rights	2/1/06 - 2/2/06	243,922	—	—
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,500,000	247	0.00%

			$20,450,933	$16,676,032	1.02%
Strategic Income Fund
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bond	7/5/07	$211,248	$8,725	0.03%
Star Asia Finance Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	231,214	0.76%
Star Asia SPV, LLC	LLC Membership Interest	3/19/10	525,321	170,014	0.56%

			$1,042,381	$409,953	1.35%
Ultra Growth Fund
Cardica, Inc.	PIPE	9/25/09	$392,700	$904,200	0.52%
Cardica, Inc.	Warrants	9/25/09	20,625	212,850	0.12%
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	475,001	807,502	0.46%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/12/11	3,999,467	4,198,260	2.41%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 2/4/11	1,275,000	1,337,372	0.77%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	194,068	0.11%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	46,235	0.03%
Ophthonix, Inc.	Common Stock	9/23/05	500,000	504	0.00%
TargetRX, Inc.	Common Stock	4/8/05	230,904	1,089	0.00%
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	207,317	0.12%
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	914	0.00%
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,000,000	165	0.00%

			$9,538,998	$7,910,476	4.54%

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
World Innovators Fund
BlueArc Corp., Series DD	Preferred Stock	6/6/06	$162,499	$212,348	0.27%
BlueArc Corp., Series DD-1	Preferred Stock	6/6/06	162,499	212,348	0.27%
BlueArc Corp., Series FF	Preferred Stock	5/30/08	314,033	375,254	0.48%
BlueArc Corp., Series FF-1	Preferred Stock	5/30/08	314,033	375,248	0.48%
BlueArc Corp., Series GG	Preferred Stock	7/9/10	60,028	128,417	0.16%
BlueArc Corp., Series FF	Warrants	5/30/08	—	273	0.00%
BlueArc Corp., Series FF-1	Warrants	5/30/08	—	273	0.00%
BlueArc Corp., Series GG	Warrants	7/9/10	8	9,335	0.01%
Cardica, Inc.	Warrants	9/25/09	8,937	92,235	0.12%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/12/11	444,387	466,474	0.60%
Xtera Communications, Inc.	Common Stock	9/3/03	7,076	65	0.00%

			$1,473,500	$1,872,270	2.39%

9. PURCHASE COMMITMENTS

In September 2003, the World Innovators Fund, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at June 30, 2011 were $50,000, $500,000 and $450,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2011 were $225,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

10. SECURITIES VALUATION

Equity securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a given day, then the security is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent bid price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy (see Note 11). Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2. These valuation procedures generally apply equally to long or short equity positions in a Fund. However, if there are no sales on the primary exchange or market on a given day for a short equity position, then the security is valued at the most recent ask price on the primary exchange or market as provided by a pricing service.

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

SECURITIES VALUATION (continued)

Corporate debt securities – Investments are valued at current market value by a commercial pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed securities – Investments are priced using the closing bid as supplied by a commercial pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

U.S. government issuers – Investments are priced using the closing bid as supplied by a commercial pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the most recent bid price on the primary exchange or market as provided by a pricing service.

Restricted securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Joint Pricing Committee of the Advisor and the Funds (“Pricing Committee”) with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

As of June 30, 2011, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	—
Emerging India Fund	—
Emerging Markets Small Cap Fund	3.79%
Global Opportunities Fund	0.10%
Heritage Growth Fund	—
International Growth Fund	0.77%
International Opportunities Fund	1.21%
Large Cap Value Fund	—
Long/Short Fund	—
Micro Cap Fund	0.45%
Micro Cap Value Fund	0.86%
Small Cap Growth Fund	1.02%
Small Cap Value Fund	—
Strategic Income Fund	0.61%
Ultra Growth Fund	4.55%
World Innovators Fund	2.39%
Income Fund	0.50%
U.S. Treasury Fund	—

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

11. FAIR VALUE MEASUREMENTS

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
Core Growth Fund
Assets
Common Stocks	Apparel, Accessories & Luxury Goods	$—	$4,637,797	$—	$4,637,797
	Consumer Finance	27,901,697	1,880,964	—	29,782,661
	Diversified Banks	—	8,056,739	—	8,056,739
	Regional Banks	—	7,966,695	—	7,966,695
	Semiconductors	22,725,685	7,088,103	—	29,813,788
	Specialized Finance	21,227,859	6,268,221	—	27,496,080
	Other	381,824,681	—	—	381,824,681
Preferred Stocks		5,011,999	—	—	5,011,999
Short-Term Investments		—	11,724,496	—	11,724,496

		$458,691,921	$47,623,015	$—	$506,314,936

Emerging India Fund
Assets
Common Stocks	Aerospace & Defense	$—	$111,383	$—	$111,383
	Apparel, Accessories & Luxury Goods	146,849	297,904	—	444,753
	Application Software	—	118,038	—	118,038
	Auto Parts & Equipment	159,733	283,682	—	443,415
	Automobile Manufacturers	—	123,477	—	123,477

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
	Building Products	$—	$116,558	$—	$116,558
	Cable & Satellite	—	144,170	—	144,170
	Commodity Chemicals	—	353,826	—	353,826
	Construction & Farm Machinery & Heavy Trucks	—	117,326	—	117,326
	Consumer Finance	—	294,091	—	294,091
	Diversified Banks	—	474,103	—	474,103
	Diversified Chemicals	—	281,020	—	281,020
	Diversified Metals & Mining	—	119,755	—	119,755
	Electrical Components & Equipment	—	115,913	—	115,913
	Footwear	—	218,012	—	218,012
	Gas Utilities	—	300,803	—	300,803
	Industrial Machinery	228,750	242,964	—	471,714
	Internet Software & Services	—	116,290	—	116,290
	IT Consulting & Other Services	323,796	240,096	—	563,892
	Life Sciences Tools & Services	—	133,766	—	133,766
	Oil & Gas Exploration & Production	—	48,357	—	48,357
	Packaged Foods & Meats	177,389	242,812	—	420,201
	Personal Products	167,971	261,137	—	429,108
	Pharmaceuticals	—	377,228	—	377,228
	Regional Banks	—	176,164	—	176,164
	Research & Consulting Services	—	163,327	—	163,327
	Restaurants	—	152,829	—	152,829
	Specialized Finance	—	438,797	—	438,797
	Specialty Chemicals	—	192,306	—	192,306
	Steel	—	72,520	—	72,520
	Thrifts & Mortgage Finance	—	817,913	—	817,913
	Other	213,159	—	—	213,159
Short-Term Investments		—	1,278,193	—	1,278,193

		$1,417,647	$8,424,760	$—	$9,842,407

Emerging Markets Small Cap Fund
Assets
Common Stocks	Airport Services	$—	$9,594,915	$—	$9,594,915
	Apparel Retail	16,761,723	16,245,052	—	33,006,775
	Apparel, Accessories & Luxury Goods	12,047,188	13,145,683	—	25,192,871
	Asset Management & Custody Banks	7,155,520	65,806	—	7,221,326
	Auto Parts & Equipment	4,568,519	8,143,632	—	12,712,151
	Brewers	—	5,648,964	—	5,648,964
	Building Products	—	12,653,721	—	12,653,721
	Catalog Retail	—	5,190,736	—	5,190,736
	Coal & Consumable Fuels	—	15,566,353	—	15,566,353
	Commodity Chemicals	—	15,430,744	—	15,430,744
	Computer & Electronics Retail	—	6,576,964	—	6,576,964
	Computer Storage & Peripherals	—	8,266,492	—	8,266,492

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
	Construction & Farm Machinery & Heavy Trucks	$—	$13,860,321	$—	$13,860,321
	Construction Materials	3,233,092	22,601,827	—	25,834,919
	Consumer Finance	5,770,054	10,820,433	—	16,590,487
	Department Stores	4,796,012	3,551,212	—	8,347,224
	Distributors	—	10,590,609	—	10,590,609
	Diversified Banks	8,188,130	28,082,050	—	36,270,180
	Diversified Chemicals	—	1,368,228	—	1,368,228
	Electronic Components	—	7,021,561	—	7,021,561
	Electronic Equipment & Instruments	—	14,923,876	—	14,923,876
	Food Retail	—	6,845,537	—	6,845,537
	Footwear	3,377,731	15,690,361	—	19,068,092
	Gas Utilities	—	11,141,307	—	11,141,307
	General Merchandise Stores	—	22,617,177	—	22,617,177
	Gold	—	9,168,855	—	9,168,855
	Health Care Facilities	—	10,107,193	—	10,107,193
	Health Care Supplies	—	8,994,295	—	8,994,295
	Highways & Railtracks	8,672,822	6,166,766	—	14,839,588
	Homefurnishing Retail	—	10,120,176	—	10,120,176
	Hypermarkets & Super Centers	4,123,719	14,953,283	—	19,077,002
	Industrial Gases	—	8,756,802	—	8,756,802
	Industrial Machinery	—	11,083,344	—	11,083,344
	Internet Software & Services	2,777,476	9,949,884	—	12,727,360
	Investment Banking & Brokerage	—	2,126,302	—	2,126,302
	Life & Health Insurance	—	9,451,791	—	9,451,791
	Marine Ports & Services	10,405,352	8,431,480	—	18,836,832
	Oil & Gas Exploration & Production	22,089,045	19,473,451	—	41,562,496
	Packaged Foods & Meats	11,285,957	18,804,590	—	30,090,547
	Pharmaceuticals	—	3,651,608	—	3,651,608
	Precious Metals & Minerals	—	1,624,818	—	1,624,818
	Railroads	—	9,011,060	—	9,011,060
	Regional Banks	76,237	8,616,568	—	8,692,805
	Restaurants	—	20,024,239	298	20,024,537
	Semiconductor Equipment	—	1,205,285	—	1,205,285
	Semiconductors	—	14,383,897	—	14,383,897
	Specialized Finance	13,737,843	8,065,322	—	21,803,165
	Specialty Chemicals	—	2,989,830	—	2,989,830
	Steel	—	2,876,901	—	2,876,901
	Thrifts & Mortgage Finance	—	22,085,837	—	22,085,837
	Trading Companies & Distributors	—	15,819,524	—	15,819,524
	Water Utilities	—	3,023,105	—	3,023,105
	Other	59,296,033	—	—	59,296,033
Preferred Stocks		18,871,984	—	—	18,871,984
Short-Term Investments		—	58,301,430	—	58,301,430

		$217,234,437	$604,911,197	$298	$822,145,932

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
Global Opportunities Fund
Assets
Common Stocks	Aerospace & Defense	$—	$344,109	$—	$344,109
	Air Freight & Logistics	125,023	2,217,108	—	2,342,131
	Apparel Retail	3,648,035	691,459	—	4,339,494
	Apparel, Accessories & Luxury Goods	9,217,424	3,836,842	—	13,054,266
	Asset Management & Custody Banks	3,028,146	1,504,481	—	4,532,627
	Auto Parts & Equipment	—	1,037,769	16,299	1,054,068
	Automotive Retail	858,181	382,096	—	1,240,277
	Biotechnology	4,120,482	610,502	—	4,730,984
	Catalog Retail	—	839,149	—	839,149
	Computer Hardware	—	602,731	—	602,731
	Computer Storage & Peripherals	1,257,872	769,836	—	2,027,708
	Construction & Engineering	—	1,403,796	—	1,403,796
	Construction Materials	—	667,067	—	667,067
	Consumer Finance	2,982,359	1,614,424	—	4,596,783
	Data Processing & Outsourced Services	25	6,800,423	—	6,800,448
	Department Stores	—	430,716	—	430,716
	Diversified Banks	181,682	932,290	—	1,113,972
	Diversified Support Services	4,802,001	444,640	—	5,246,641
	Drug Retail	—	828,611	—	828,611
	Education Services	998,669	2,285,487	—	3,284,156
	Electronic Components	879,173	1,740,606	—	2,619,779
	Electronic Equipment & Instruments	891,877	1,499,635	—	2,391,512
	Environmental & Facilities Services	1,010,250	6,072,814	—	7,083,064
	Food Retail	643,593	1,022,844	—	1,666,437
	Footwear	—	1,477,223	—	1,477,223
	General Merchandise Stores	4,356,948	2,400,565	—	6,757,513
	Gold	—	1,282,970	—	1,282,970
	Health Care Equipment	5,325,459	3,719,255	—	9,044,714
	Health Care Facilities	1,873,572	779,280	—	2,652,852
	Homefurnishing Retail	1,203,876	827,308	—	2,031,184
	Human Resource & Employment Services	1,615,697	3,089,672	—	4,705,369
	Industrial Gases	—	899,595	—	899,595
	Industrial Machinery	2,864,059	6,290,353	—	9,154,412
	Internet Retail	—	2,875,501	—	2,875,501
	Internet Software & Services	3,069,030	2,979,777	—	6,048,807
	Investment Banking & Brokerage	—	583,161	—	583,161
	IT Consulting & Other Services	1,648,547	7,522,213	—	9,170,760
	Life Sciences Tools & Services	7,876,548	3,975,381	—	11,851,929
	Oil & Gas Equipment & Services	2,939,444	1,703,259	—	4,642,703
	Oil & Gas Exploration & Production	4,640,748	3,212,044	—	7,852,792
	Oil & Gas Storage & Transportation	—	673,827	—	673,827
	Other Diversified Financial Services	—	545,469	—	545,469
	Pharmaceuticals	592,656	3,906,069	—	4,498,725

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
	Property & Casualty Insurance	$—	$1,010,688	$—	$1,010,688
	Real Estate Development	—	487,001	—	487,001
	Research & Consulting Services	9,539,700	2,856,012	—	12,395,712
	Restaurants	—	2,756,303	—	2,756,303
	Semiconductor Equipment	2,917,051	2,247,897	—	5,164,948
	Semiconductors	16,972,937	7,811,961	—	24,784,898
	Specialized Consumer Services	—	301,874	—	301,874
	Specialized Finance	4,713,144	510,729	—	5,223,873
	Specialty Chemicals	—	2,470,488	—	2,470,488
	Steel	—	1,444,567	—	1,444,567
	Systems Software	2,599,690	2,083,443	—	4,683,133
	Textiles	—	358,114	—	358,114
	Thrifts & Mortgage Finance	1,551,431	2,102,804	—	3,654,235
	Trading Companies & Distributors	8,899,280	5,732,755	—	14,632,035
	Trucking	4,552,041	699,603	—	5,251,644
	Other	32,482,256	—	—	32,482,256
Preferred Stocks		1,844,584	—	—	1,844,584
Warrants		13,724	51,600	—	65,324
Short-Term Investments		—	15,689,741	—	15,689,741

		$158,737,214	$135,937,937	$16,299	$294,691,450

Heritage Growth Fund
Assets
Common Stocks	Specialized Finance	$4,273,102	$752,260	$—	$5,025,362
	Other	76,760,301	—	—	76,760,301
Short-Term Investments		—	3,999,118	—	3,999,118

		$81,033,403	$4,751,378	$—	$85,784,781

International Growth Fund
Assets
Common Stocks	Aerospace & Defense	$—	$3,144,869	$—	$3,144,869
	Agricultural Products	—	3,377,185	—	3,377,185
	Apparel Retail	4,700,582	3,033,016	—	7,733,598
	Asset Management & Custody Banks	6,222,114	2,701,392	—	8,923,506
	Automotive Retail	—	3,088,744	—	3,088,744
	Casinos & Gaming	—	13,126,567	—	13,126,567
	Catalog Retail	—	3,926,618	—	3,926,618
	Coal & Consumable Fuels	—	11,211,080	—	11,211,080
	Commodity Chemicals	—	2,763,322	—	2,763,322
	Construction & Engineering	—	2,449,335	—	2,449,335
	Construction Materials	—	10,562,793	—	10,562,793
	Consumer Finance	2,842,924	6,703,198	—	9,546,122
	Data Processing & Outsourced Services	—	9,771,592	—	9,771,592
	Distributors	—	4,660,625	—	4,660,625
	Diversified Banks	2,696,882	6,893,255	—	9,590,137
	Electrical Components & Equipment	—	3,164,719	—	3,164,719
	Electronic Components	—	3,576,229	—	3,576,229

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
	Electronic Equipment & Instruments	$—	$6,172,874	$—	$6,172,874
	Food Retail	2,882,970	8,002,528	—	10,885,498
	General Merchandise Stores	—	3,129,069	—	3,129,069
	Gold	—	7,801,028	—	7,801,028
	Health Care Equipment	4,708,684	6,997,627	—	11,706,311
	Health Care Supplies	—	3,403,322	—	3,403,322
	Human Resource & Employment Services	—	3,255,643	—	3,255,643
	Industrial Gases	—	3,839,232	—	3,839,232
	Industrial Machinery	—	19,375,479	—	19,375,479
	Internet Retail	—	12,686,194	—	12,686,194
	Internet Software & Services	—	5,173,537	—	5,173,537
	IT Consulting & Other Services	—	1,925,514	—	1,925,514
	Marine Ports & Services	2,649,497	4,644,778	—	7,294,275
	Multi-Sector Holdings	—	4,896,158	—	4,896,158
	Oil & Gas Equipment & Services	4,225,106	2,532,161	—	6,757,267
	Oil & Gas Exploration & Production	10,358,371	8,813,298	—	19,171,669
	Pharmaceuticals	—	3,700,046	—	3,700,046
	Publishing	—	6,717,551	—	6,717,551
	Research & Consulting Services	—	9,668,905	—	9,668,905
	Semiconductors	—	2,178,548	—	2,178,548
	Specialty Chemicals	—	3,459,681	—	3,459,681
	Specialty Stores	—	2,618,341	—	2,618,341
	Steel	—	2,228,214	—	2,228,214
	Thrifts & Mortgage Finance	2,379,610	9,732,582	—	12,112,192
	Trading Companies & Distributors	—	3,005,474	—	3,005,474
	Other	41,749,230	—	—	41,749,230
Preferred Stocks		2,180,548	103,681	—	2,284,229
Short-Term Investments		—	4,389,182	—	4,389,182

		$87,596,518	$244,605,186	$—	$332,201,704

International Opportunities Fund
Assets
Common Stocks	Air Freight & Logistics	$—	$3,093,403	$—	$3,093,403
	Apparel Retail	2,235,924	1,384,882	—	3,620,806
	Apparel, Accessories & Luxury Goods	5,579,604	3,264,682	—	8,844,286
	Auto Parts & Equipment	1,646,112	—	32,993	1,679,105
	Biotechnology	1,953,395	1,745,740	—	3,699,135
	Brewers	139,897	2,721,350	—	2,861,247
	Building Products	—	1,242,356	—	1,242,356
	Catalog Retail	—	1,707,069	—	1,707,069
	Coal & Consumable Fuels	—	2,098,052	—	2,098,052
	Commodity Chemicals	—	5,120,961	—	5,120,961
	Computer Hardware	—	854,430	—	854,430
	Construction & Engineering	905,562	1,726,268	—	2,631,830
	Construction & Farm Machinery & Heavy Trucks	733,773	2,815,559	—	3,549,332

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
	Construction Materials	$—	$837,385	$—	$837,385
	Data Processing & Outsourced Services	—	1,938,440	—	1,938,440
	Distributors	—	783,452	—	783,452
	Diversified Banks	—	2,999,647	—	2,999,647
	Diversified Metals & Mining	—	677,875	—	677,875
	Electronic Components	—	876,558	—	876,558
	Environmental & Facilities Services	—	1,718,700	—	1,718,700
	Food Retail	—	780,371	—	780,371
	Footwear	—	3,002,801	—	3,002,801
	General Merchandise Stores	—	2,648,902	—	2,648,902
	Gold	—	3,238,467	—	3,238,467
	Health Care Facilities	—	3,530,353	—	3,530,353
	Health Care Supplies	—	1,364,150	—	1,364,150
	Homefurnishing Retail	—	1,017,903	—	1,017,903
	Human Resource & Employment Services	—	614,063	—	614,063
	Industrial Machinery	—	6,176,982	—	6,176,982
	Internet Retail	1,762,541	1,648,569	—	3,411,110
	Internet Software & Services	745,477	4,614,378	—	5,359,855
	IT Consulting & Other Services	1,734,309	5,105,211	—	6,839,520
	Life Sciences Tools & Services	—	154,846	—	154,846
	Oil & Gas Exploration & Production	6,944,156	4,496,873	—	11,441,029
	Packaged Foods & Meats	859,459	3,592,748		4,452,207
	Personal Products	—	945,774	—	945,774
	Pharmaceuticals	—	1,031,826	—	1,031,826
	Precious Metals & Minerals	—	192,902	—	192,902
	Property & Casualty Insurance	—	1,746,482	—	1,746,482
	Research & Consulting Services	—	4,115,013	—	4,115,013
	Restaurants	—	2,829,869	748	2,830,617
	Semiconductor Equipment	—	1,353,890	—	1,353,890
	Semiconductors	—	4,368,305	—	4,368,305
	Specialized Finance	2,954,553	1,931,176	—	4,885,729
	Specialty Chemicals	—	3,482,453	—	3,482,453
	Steel	384,420	954,028	—	1,338,448
	Thrifts & Mortgage Finance	1,267,677	1,745,906	—	3,013,583
	Tires & Rubber	—	1,454,351	—	1,454,351
	Trading Companies & Distributors	1,700,612	7,447,085	—	9,147,697
	Other	11,261,130	—	—	11,261,130
Preferred Stocks		2,607,500	—	—	2,607,500
Short-Term Investments		—	18,896,896	—	18,896,896
Foreign Currency Exchange Contracts		—	41,202	—	41,202

		$45,416,101	$132,130,584	$33,741	$177,580,426

Liabilities
Foreign Exchange Contracts		$—	$(126,664)	$—	$(126,664)

		$—	$(126,664)	$—	$(126,664)

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
Large Cap Value Fund
Assets
Common Stocks		$1,761,181,720	$—	$—	$1,761,181,720
Short-Term Investments		—	63,433,263	—	63,433,263

		$1,761,181,720	$63,433,263	$—	$1,824,614,983

Long/Short Fund
Assets
Common Stocks		$658,942,761	$—	$—	$658,942,761
Preferred Stocks		5,730,750	—	—	5,730,750
Short-Term Investments		—	176,293,570	—	176,293,570

		$664,673,511	$176,293,570	$—	$840,967,081

Liabilities
Equity Contracts		$(240,882)	$—	$—	$(240,882)
Securities Sold Short		(108,359,918)	—	—	(108,359,918)

		$(108,600,800)	$—	$—	$(108,600,800)

Micro Cap Fund
Assets
Common Stocks	Air Freight & Logistics	$—	$3,681,650	$—	$3,681,650
	Apparel, Accessories & Luxury Goods	—	1,649,026	—	1,649,026
	Data Processing & Outsourced Services	—	4,777,430	—	4,777,430
	Environmental & Facilities Services	3,558,830	1,278,043	—	4,836,873
	Health Care Equipment	18,506,344	4,440,616	—	22,946,960
	IT Consulting & Other Services	2,484,611	2,187,967	—	4,672,578
	Regional Banks	6,430,033	3,435,465	—	9,865,498
	Research & Consulting Services	7,285,341	3,896,965	—	11,182,306
	Semiconductors	30,326,164	4,867,574	—	35,193,738
	Specialized Finance	2,209,997	—	115,500	2,325,497
	Thrifts & Mortgage Finance	—	2,912,160		2,912,160
	Other	212,489,180	—	—	212,489,180
Preferred Stocks		2,730,705	—	—	2,730,705
Warrants		—	416,025	—	416,025
Short-Term Investments		—	10,538,641	—	10,538,641

		$286,021,205	$44,081,562	$115,500	$330,218,267

Micro Cap Value Fund
Assets
Common Stocks	Air Freight & Logistics	$—	$862,201	$—	$862,201
	Apparel, Accessories & Luxury Goods	3,533,294	2,108,731	—	5,642,025
	Automotive Retail	—	1,606,463	—	1,606,463

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
	Biotechnology	$589,157	$66,385	$—	$655,542
	Department Stores	—	1,275,219	—	1,275,219
	Diversified Banks	—	—	187,779	187,779
	Environmental & Facilities Services	1,994,720	518,438	—	2,513,158
	Gas Utilities	—	1,873,741	—	1,873,741
	Health Care Equipment	10,182,611	493,200	—	10,675,811
	Health Care Supplies	—	2,630,554	—	2,630,554
	IT Consulting & Other Services	1,570,311	1,631,478	—	3,201,789
	Other Diversified Financial Services	—	858,388	—	858,388
	Pharmaceuticals	—	2,095,722	—	2,095,722
	Regional Banks	3,759,150	1,605,091	—	5,364,241
	Restaurants	2,250,800	446,542	—	2,697,342
	Semiconductor Equipment	—	977,361	—	977,361
	Semiconductors	1,657,500	1,831,244	—	3,488,744
	Specialized Finance	5,555,400	—	31,425	5,586,825
	Systems Software	2,776,385	1,061,203	—	3,837,588
	Textiles	—	1,213,945	—	1,213,945
	Thrifts & Mortgage Finance	5,496,600	1,007,145	—	6,503,745
	Water Utilities	—	492,708	—	492,708
	Other	105,608,643	—	—	105,608,643
Preferred Stocks		—	—	249,997	249,997
Warrants		—	142,545	—	142,545
Short-Term Investments		—	20,048,091	—	20,048,091

		$144,974,571	$44,846,395	$469,201	$190,290,167

Liabilities
Equity Contracts		$(488,330)	$—	$—	$(488,330)

		$(488,330)	$—	$—	$(488,330)

Small Cap Growth
Assets
Common Stocks	Air Freight & Logistics	$—	$17,396,832	$—	$17,396,832
	Data Processing & Outsourced Services	—	30,503,485	—	30,503,485
	Diversified Banks	26,880,601	23,509,459	—	50,390,060
	Environmental & Facilities Services	21,149,887	8,796,329	—	29,946,216
	Health Care Equipment	22,026,531	—	247	22,026,778
	Health Care Services	15,605,379	—	3,628	15,609,007
	Human Resource & Employment Services	—	14,870,330	—	14,870,330
	Internet Retail	32,274,791	15,542,233	—	47,817,024
	Life Sciences Tools & Services	56,963,382	7,216,055	2,230,268	66,409,705
	Oil & Gas Equipment & Services	47,165,415	12,782,583	—	59,947,998
	Oil & Gas Exploration & Production	22,541,942	24,342,457	—	46,884,399
	Other Diversified Financial Services	—	2,823,958	—	2,823,958

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
	Other	$1,099,739,454	$—	$—	$1,099,739,454
Preferred Stocks	Biotechnology	—	—	961,210	961,210
	Internet Software & Services	—	—	7,478,568	7,478,568
Limited Partnership Interest		—	—	6,002,111	6,002,111
Short-Term Investments		—	112,160,974	—	112,160,974

		$1,344,347,382	$269,944,695	$16,676,032	$1,630,968,109

Small Cap Value Fund
Assets
Common Stocks	Air Freight & Logistics	$—	$1,423,286	$—	$1,423,286
	Diversified Banks	—	4,599,773	—	4,599,773
	Electronic Components	—	1,600,182	—	1,600,182
	Environmental & Facilities Services	—	2,060,004	—	2,060,004
	Health Care Supplies	—	2,007,874	—	2,007,874
	IT Consulting & Other Services	—	2,320,763	—	2,320,763
	Oil & Gas Equipment & Services	—	1,644,051	—	1,644,051
	Oil & Gas Exploration & Production	8,241,041	2,169,136	—	10,410,177
	Regional Banks	6,622,316	2,638,368	—	9,260,684
	Semiconductors	17,108,593	1,612,790	—	18,721,383
	Other	159,690,702	—	—	159,690,702
Short-Term Investments		—	10,912,324	—	10,912,324

		$191,662,652	$32,988,551	$—	$224,651,203

Strategic Income Fund
Assets
Common Stocks	Data Processing & Outsourced Services	$2,695,374	$702,110	$—	$3,397,484
	Diversified REITs	—	231,214	—	231,214
	Specialized Finance	291,590	130,077		421,667
	Other	23,938,738	—	—	23,938,738
Preferred Stocks		—	5,324	—	5,324
Limited Liability Company Membership Interest		—	—	170,014	170,014
Limited Partnership Interest		710,111	—	—	710,111
Corporate Bonds		—	—	8,725	8,725
Mutual Funds		363,011	—	—	363,011
Short-Term Investments		—	970,085	—	970,085

		$27,998,824	$2,038,810	$178,739	$30,216,373

Ultra Growth Fund
Assets
Common Stocks	Air Freight & Logistics	$519,605	$1,379,386	$—	$1,898,991
	Apparel, Accessories & Luxury Goods	—	1,104,954	—	1,104,954
	Asset Management & Custody Banks	1,005,855	9,234	—	1,015,089
	Construction Materials	—	2,107,638	—	2,107,638
	Consumer Finance	3,941,225	2,219,120	—	6,160,345
	Data Processing & Outsourced Services	—	2,026,506	—	2,026,506

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
	Diversified Banks	$1,931,647	$5,079,631	$—	$7,011,278
	Environmental & Facilities Services	937,480	689,410	—	1,626,890
	Health Care Equipment	11,583,160	2,718,292	165	14,301,617
	Health Care Services	1,360,904	—	1,089	1,361,993
	Internet Retail	268,398	1,261,511	—	1,529,909
	Internet Software & Services	10,204,101	—	914	10,205,015
	Life Sciences Tools & Services	1,299,051	704,832	—	2,003,883
	Oil & Gas Exploration & Production	2,815,777	1,752,203	—	4,567,980
	Personal Products	—	—	504	504
	Regional Banks	—	644,981	—	644,981
	Research & Consulting Services	2,035,743	2,582,360	—	4,618,103
	Specialized Finance	4,254,072	2,755,738	—	7,009,810
	Thrifts & Mortgage Finance	—	2,930,810	—	2,930,810
	Other	93,568,512	—	—	93,568,512
Preferred Stocks	Biotechnology	—	—	240,303	240,303
	Health Care Technology	—	—	1,014,819	1,014,819
Limited Partnership Interest		—	—	5,535,632	5,535,632
Warrants		—	212,850	—	212,850
Short-Term Investments		—	731,432	—	731,432

		$135,725,530	$30,910,888	$6,793,426	$173,429,844

World Innovators Fund
Assets
Common Stocks	Application Software	$1,039,790	$207,182	$—	$1,246,972
	Asset Management & Custody Banks	496,827	400,286	—	897,113
	Computer Storage & Peripherals	543,424	641,530	—	1,184,954
	Construction & Farm Machinery & Heavy Trucks	—	556,735	—	556,735
	Data Processing & Outsourced Services	5,602,147	2,771,708	—	8,373,855
	Drug Retail	—	199,496	—	199,496
	Electronic Equipment & Instruments	198,923	428,149	—	627,072
	Health Care Equipment	1,264,395	2,259,775	—	3,524,170
	Health Care Supplies	—	2,229,672	—	2,229,672
	Internet Retail	614,493	1,139,600	—	1,754,093
	Internet Software & Services	5,780,818	1,642,665	65	7,423,548
	Life Sciences Tools & Services	587,169	653,555	—	1,240,724
	Movies & Entertainment	—	575,234	—	575,234
	Other Diversified Financial Services	—	347,317	—	347,317
	Semiconductors	9,936,693	379,086	—	10,315,779
	Systems Software	2,005,923	647,936	—	2,653,859
	Trading Companies & Distributors	—	1,302,524	—	1,302,524
	Trucking	159,300	1,095,775	—	1,255,075
	Other	26,907,804	—	—	26,907,804

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2011
Preferred Stocks	Computer Storage & Peripherals	$—	$—	$1,303,615	$1,303,615
	Health Care Equipment	1,403,673	—	—	1,403,673
Limited Partnership Interest		—	—	466,474	466,474
Warrants		—	92,235	9,881	102,116
Short-Term Investments		—	1,917,664	—	1,917,664

		$56,541,379	$19,488,124	$1,780,035	$77,809,538

Income Fund
Assets
Asset Backed Securities		$—	$3,233,657	$—	$3,233,657
Collateralized Mortgage Obligations		—	30,228,636	—	30,228,636
Corporate Bonds		—	45,150,552	—	45,150,552
Municipal Bonds		—	1,873,837	—	1,873,837
Mutual Funds		621,953	—	—	621,953
Exchange Traded Funds		660,780	—	—	660,780
U.S. Government Agency Securities		—	25,975,237	—	25,975,237
U.S. Treasury Bonds		—	13,672,247	—	13,672,247
U.S. Treasury Inflation Protected Securities		—	2,891,804	—	2,891,804
Preferred Stocks		1,405,750	—	—	1,405,750
Short-Term Investments		—	1,527,248	—	1,527,248

		$2,688,483	$124,553,218	$—	$127,241,701

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$156,969,410	$—	$156,969,410
Short-Term Investments		—	1,713,787	—	1,713,787

		$—	$158,683,197	$—	$158,683,197

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds have recategorized securities that can be converted by the Funds at any time, without limitation, into securities with an active market price since they are not identical securities. This recategorization has resulted in significant transfers from level 1 to level 2. In addition, there were significant transfers due to fair valuation in certain foreign markets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2011:

Fund	Market Value Beginning Balance 9/30/2010	Purchases at Cost/ Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2011	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2011
Emerging Markets Small Cap Fund
Common Stocks	$298	$—	$—	$—	$—	$—	$—	$298	$—

Global Opportunities Fund
Common Stocks	21,790	—	—	—	(5,491)	—	—	16,299	(5,491)

International Opportunities Fund
Common Stocks	52,763	—	—	(411,371)	392,349	—	—	33,741	(11,117)

WASATCH FUNDS – Notes to Schedules of Investments	JUNE 30, 2011 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

Fund	Market Value Beginning Balance 9/30/2010	Purchases at Cost/ Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2011	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2011
Micro Cap Fund
Common Stocks	$281,050	$—	$—	$—	$(165,550)	$—	$—	$115,500	$(165,550)

Micro Cap Value Fund
Common Stocks	291,470	—	—	—	(72,266)	—	—	219,204	(72,266)
Preferred Stocks	—	249,997	—	—	—	—	—	249,997	—

	291,470	249,997	—	—	(72,266)	—	—	469,201	(72,266)

Small Cap Growth Fund
Common Stocks	279,065	—	—	—	(275,190)	2,230,268	—	2,234,143	(275,190)
Preferred Stocks	7,832,752	2,999,964	—	—	(162,670)	—	(2,230,268)	8,439,778	(162,670)
Limited Partnership Interest	5,253,847	250,000	—	—	498,264	—	—	6,002,111	498,264
Warrants	11	—	—	(11)	—	—	—	—	—
Rights	214,781	—	—	—	(214,781)	—	—	—	(214,781)

	13,580,456	3,249,964	—	(11)	(154,377)	2,230,268	(2,230,268)	16,676,032	(154,377)

Strategic Income Fund
Limited Liability Company Membership Interest	225,655	(53,323)	—	—	(2,318)	—	—	170,014	(2,318)
Corporate Bonds	23,692	(73,594)	100	2,771	55,756	—	—	8,725	(12,327)

	249,347	(126,917)	100	2,771	53,438	—	—	178,739	(14,645)

Ultra Growth Fund
Common Stocks	186,132	—	—	—	(183,460)	—	—	2,672	(183,460)
Preferred Stocks	1,477,072	—	—	—	(221,950)	—	—	1,255,122	(221,950)
Limited Partnership Interest	4,831,951	240,000	—	—	463,681	—	—	5,535,632	463,681

	6,495,155	240,000	—	—	58,271	—	—	6,793,426	58,271

World Innovators Fund
Common Stocks	65	—	—	—	—	—	—	65	—
Preferred Stocks	770,952	—	—	—	532,663	—	—	1,303,615	532,663
Limited Partnership Interest	421,896	10,000	—	—	34,578	—	—	466,474	34,578
Warrants	8	—	—	—	9,873	—	—	9,881	9,873

	$1,192,921	$10,000	$—	$—	$577,114	$—	$—	$1,780,035	$577,114

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ web site at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 29, 2011

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: August 29, 2011